UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices)(Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 747-9500

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments. – The schedule of investments for the period ended December 31, 2012, is filed herewith.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.2%

	Aerospace & Defense — 0.9%

18,941	Boeing Co. (The)	1,427,394
26,750	United Technologies Corp.	2,193,767

		3,621,161

	Agriculture — 2.8%

110,266	Monsanto Co.	10,436,677
18,150	Philip Morris International, Inc.	1,518,066

		11,954,743

	Apparel — 2.7%

91,642	Coach, Inc.	5,087,047
65,922	NIKE, Inc. Class B	3,401,575
11,700	Ralph Lauren Corp.	1,754,064
7,247	VF Corp.	1,094,080

		11,336,766

	Auto Parts & Equipment — 0.7%

38,249	BorgWarner, Inc.*	2,739,393

	Banks — 0.7%

91,099	Wells Fargo & Co.	3,113,764

	Beverages — 2.1%

28,177	Anheuser-Busch InBev NV, ADR	2,462,952
171,005	Coca-Cola Co. (The)	6,198,931

		8,661,883

	Biotechnology — 3.6%

30,300	Alexion Pharmaceuticals, Inc.*	2,842,443
25,487	Biogen Idec, Inc.*	3,738,178
27,300	Celgene Corp.*	2,149,056
37,944	Illumina, Inc.* ‡	2,109,307
12,100	Regeneron Pharmaceuticals, Inc.*	2,069,947
53,828	Vertex Pharmaceuticals, Inc.*	2,257,547

		15,166,478

	Chemicals — 1.7%

46,041	Ecolab, Inc.	3,310,348
22,600	Praxair, Inc.	2,473,570
9,143	Sherwin-Williams Co. (The)	1,406,376

		7,190,294

	Commercial Services — 3.5%

28,945	ADT Corp. (The)	1,345,653
3,410	Mastercard, Inc. Class A	1,675,265

See accompanying Notes to the Schedule of Investments.	1

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — continued

76,000	Visa, Inc. Class A	11,520,080

		14,540,998

	Computers — 9.9%

48,336	Apple, Inc.	25,764,538
29,950	Cognizant Technology Solutions Corp. Class A*	2,217,798
140,530	EMC Corp.*	3,555,409
35,707	International Business Machines Corp.	6,839,676
24,733	SanDisk Corp.*	1,077,369
39,347	Teradata Corp.*	2,435,186

		41,889,976

	Cosmetics & Personal Care — 0.9%

22,300	Estee Lauder Cos. (The), Inc. Class A	1,334,878
38,238	Procter & Gamble Co. (The)	2,595,978

		3,930,856

	Distribution & Wholesale — 0.3%

6,500	W.W. Grainger, Inc.	1,315,405

	Diversified Financial Services — 2.2%

19,809	American Express Co.	1,138,621
7,400	BlackRock, Inc.	1,529,654
15,900	Franklin Resources, Inc.	1,998,630
28,487	IntercontinentalExchange, Inc.*	3,526,975
15,221	T. Rowe Price Group, Inc.	991,344

		9,185,224

	Electric — 0.4%

22,939	NextEra Energy, Inc.	1,587,149

	Engineering & Construction — 0.4%

29,700	Fluor Corp.	1,744,578

	Food — 1.1%

35,195	Kraft Foods Group, Inc. Class A	1,600,317
61,748	Mondelez International, Inc. Class A	1,572,721
34,692	Unilever NV	1,328,704

		4,501,742

	Health Care - Products — 2.7%

30,500	Covidien Plc	1,761,070
39,255	Edwards Lifesciences Corp.*	3,539,623
7,275	Intuitive Surgical, Inc.*	3,567,442
23,247	Johnson & Johnson	1,629,615
14,706	Varian Medical Systems, Inc.*	1,032,949

		11,530,699

2	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Health Care - Services — 1.1%

33,300	HCA Holdings, Inc.	1,004,661
68,821	UnitedHealth Group, Inc.	3,732,851

		4,737,512

	Home Builders — 0.3%

29,900	Lennar Corp. Class A‡	1,156,233

	Insurance — 0.6%

72,913	American International Group, Inc.*	2,573,829

	Internet — 12.1%

62,862	Amazon.Com, Inc.*	15,787,163
44,700	eBay, Inc.*	2,280,594
23,900	F5 Networks, Inc.*	2,321,885
199,759	Facebook, Inc. Class A*	5,319,582
22,826	Google, Inc. Class A*	16,192,079
14,061	LinkedIn Corp. Class A*	1,614,484
11,799	priceline.com, Inc.*	7,329,539

		50,845,326

	Lodging — 0.8%

75,100	Las Vegas Sands Corp.	3,466,616

	Machinery - Construction & Mining — 0.5%

33,443	Joy Global, Inc.	2,132,995

	Media — 1.6%

36,100	CBS Corp. Class B	1,373,605
26,592	Comcast Corp. Class A	994,009
23,278	Discovery Communications, Inc. Class A*	1,477,687
25,000	McGraw-Hill Cos. (The), Inc.	1,366,750
494,500	Sirius XM Radio, Inc.‡	1,429,105

		6,641,156

	Metal Fabricate & Hardware — 1.6%

36,398	Precision Castparts Corp.	6,894,509

	Miscellaneous - Manufacturing — 3.0%

128,170	Danaher Corp.	7,164,703
188,803	General Electric Co.	3,962,975
25,456	Honeywell International, Inc.	1,615,692

		12,743,370

	Oil & Gas — 2.4%

22,000	Cabot Oil & Gas Corp.	1,094,280
8,340	EOG Resources, Inc.	1,007,389
8,949	Exxon Mobil Corp.	774,536
65,669	Range Resources Corp.	4,125,983

See accompanying Notes to the Schedule of Investments.	3

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued

41,700	Southwestern Energy Co.*	1,393,197
50,555	Suncor Energy, Inc.	1,667,304

		10,062,689

	Oil & Gas Services — 4.0%

52,255	Cameron International Corp.*	2,950,317
65,700	FMC Technologies, Inc.*	2,813,931
49,026	National Oilwell Varco, Inc.	3,350,927
95,888	Schlumberger, Ltd.	6,644,080
37,700	Williams Cos. (The), Inc.	1,234,298

		16,993,553

	Pharmaceuticals — 6.7%

95,854	Allergan, Inc.	8,792,687
28,400	BioMarin Pharmaceutical, Inc.*	1,398,700
79,286	Bristol-Myers Squibb Co.	2,583,931
81,549	Express Scripts Holding Co.*	4,403,646
66,935	Gilead Sciences, Inc.*	4,916,376
28,400	GlaxoSmithKline Plc, Sponsored ADR	1,234,548
49,200	Mylan, Inc.*	1,352,016
8,726	Perrigo Co.	907,766
80,045	Pfizer, Inc.	2,007,529
12,492	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	466,451

		28,063,650

	Pipelines — 0.4%

51,003	Kinder Morgan, Inc.	1,801,936

	REITS — 0.5%

25,600	American Tower Corp. REIT	1,978,112

	Retail — 8.6%

10,231	Bed Bath & Beyond, Inc.*	572,015
8,700	Chipotle Mexican Grill, Inc.*	2,587,902
32,244	Costco Wholesale Corp.	3,184,740
93,599	CVS Caremark Corp.	4,525,512
35,800	Dollar General Corp.*	1,578,422
36,775	Family Dollar Stores, Inc.	2,331,903
29,600	Home Depot, Inc. (The)	1,830,760
20,683	Kohl’s Corp.	888,955
42,148	Lowe’s Cos., Inc.	1,497,097
19,638	McDonald’s Corp.	1,732,268
20,600	Michael Kors Holdings, Ltd.*	1,051,218
20,057	O’Reilly Automotive, Inc.*	1,793,497
23,200	Ross Stores, Inc.	1,256,280
169,708	Starbucks Corp.	9,099,743
12,300	Ulta Salon Cosmetics & Fragrance, Inc.	1,208,598

4	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

15,100	Yum! Brands, Inc.	1,002,640

		36,141,550

	Semiconductors — 2.1%

88,107	ASML Holding NV, ADR‡	5,674,972
51,129	Broadcom Corp. Class A	1,697,994
45,924	Texas Instruments, Inc.	1,420,889

		8,793,855

	Software — 6.6%

12,300	athenahealth, Inc.* ‡	903,435
79,177	Cerner Corp.*	6,147,302
15,864	Informatica Corp.*	480,996
41,878	Intuit, Inc.	2,491,741
265,713	Microsoft Corp.	7,102,509
54,800	Salesforce.com, Inc.*	9,211,880
14,900	VMware, Inc. Class A*	1,402,686

		27,740,549

	Telecommunications — 5.6%

44,402	Crown Castle International Corp.*	3,204,048
53,167	Juniper Networks, Inc.*	1,045,795
212,525	QUALCOMM, Inc.	13,180,801
24,900	SBA Communications Corp. Class A*	1,768,398
105,861	Verizon Communications, Inc.	4,580,605

		23,779,647

	Transportation — 3.1%

16,524	CH Robinson Worldwide, Inc.	1,044,647
30,110	Expeditors International of Washington, Inc.	1,190,851
12,964	FedEx Corp.	1,189,058
75,728	Union Pacific Corp.	9,520,524

		12,945,080

	TOTAL COMMON STOCKS (COST $340,806,575)	413,503,276

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.5%

	Bank Deposit — 2.0%

8,635,264	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/13	8,635,264

See accompanying Notes to the Schedule of Investments.	5

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)		Description	Value ($)

		Securities Lending Collateral — 2.5%

10,381,921		State Street Navigator Securities Lending Prime Portfolio***	10,381,921

		TOTAL SHORT-TERM INVESTMENTS (COST $19,017,185)	19,017,185

		TOTAL INVESTMENTS — 102.7% (Cost $359,823,760)	432,520,461

		Other Assets and Liabilities (net) — (2.7)%	(11,321,549)

		NET ASSETS — 100.0%	$421,198,912

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

6	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	98.2
Short-Term Investments	4.5
Other Assets and Liabilities (net)	(2.7)

100.0%

See accompanying Notes to the Schedule of Investments.	7

Mercer US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.8%

	Advertising — 0.6%

48,124	Omnicom Group, Inc.	2,404,275

	Aerospace & Defense — 3.3%

29,793	BAE Systems Plc, Sponsored ADR‡	663,788
24,700	Boeing Co. (The)	1,861,392
42,748	L-3 Communications Holdings, Inc.	3,275,352
29,000	Lockheed Martin Corp.	2,676,410
53,136	Northrop Grumman Corp.	3,590,931
35,507	Raytheon Co.	2,043,783
2,325	Rockwell Collins, Inc.	135,245

		14,246,901

	Airlines — 0.6%

224,000	Delta Air Lines, Inc.*	2,658,880

	Auto Manufacturers — 0.5%

79,670	General Motors Co.*	2,296,886

	Auto Parts & Equipment — 1.2%

17,850	Delphi Automotive Plc*	682,762
101,170	Johnson Controls, Inc.	3,105,919
26,590	Lear Corp.	1,245,476

		5,034,157

	Banks — 8.0%

590,000	Bank of America Corp.	6,844,000
26,340	BB&T Corp.	766,757
50,660	Capital One Financial Corp.	2,934,734
31,600	Comerica, Inc.	958,744
198,710	Fifth Third Bancorp	3,018,405
15,760	PNC Financial Services Group, Inc.	918,966
22,815	State Street Corp.	1,072,533
53,750	SunTrust Banks, Inc.	1,523,813
106,900	US Bancorp	3,414,386
353,602	Wells Fargo & Co.	12,086,116
38,500	Zions BanCorp	823,900

		34,362,354

	Beverages — 0.9%

9,186	Anheuser-Busch InBev NV, Sponsored ADR	802,948
46,572	Coca-Cola Enterprises, Inc.	1,477,729
21,220	Constellation Brands, Inc. Class A*	750,976
14,960	PepsiCo, Inc.	1,023,713

		4,055,366

8	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Biotechnology — 0.7%

35,515	Amgen, Inc.	3,065,655

	Chemicals — 0.6%

12,540	Celanese Corp. Series A	558,406
8,910	Eastman Chemical Co.	606,326
19,020	LyondellBasell Industries NV Class A	1,085,852
8,310	Mosaic Co. (The)	470,595

		2,721,179

	Commercial Services — 1.7%

65,260	Hertz Global Holdings, Inc.*	1,061,780
35,585	McKesson Corp.	3,450,322
31,890	Moody’s Corp.	1,604,705
110,100	RR Donnelley & Sons Co.‡	990,900

		7,107,707

	Computers — 2.2%

1,265	Apple, Inc.	674,283
42,250	EMC Corp.*	1,068,925
25,810	SanDisk Corp.*	1,124,283
105,204	Seagate Technology Plc‡	3,206,618
77,500	Western Digital Corp.	3,292,975

		9,367,084

	Diversified Financial Services — 8.2%

80,652	Ameriprise Financial, Inc.	5,051,235
1,809	BlackRock, Inc.	373,938
209,065	Charles Schwab Corp. (The)	3,002,173
163,238	Citigroup, Inc.	6,457,695
35,490	Discover Financial Services	1,368,140
5,400	Franklin Resources, Inc.	678,780
24,440	Goldman Sachs Group, Inc.	3,117,567
20,840	Invesco, Ltd.	543,716
282,162	JPMorgan Chase & Co.	12,406,663
78,530	SLM Corp.	1,345,219
44,120	TD Ameritrade Holding Corp.	741,657

		35,086,783

	Electric — 0.8%

22,875	American Electric Power Co., Inc.	976,305
43,025	Edison International	1,944,300
32,890	NRG Energy, Inc.	756,141

		3,676,746

	Electronics — 0.4%

8,502	Avnet, Inc.*	260,246

See accompanying Notes to the Schedule of Investments.	9

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Electronics — continued

20,232	TE Connectivity, Ltd.	751,012
9,320	Thermo Fisher Scientific, Inc.	594,430

		1,605,688

	Food — 2.7%

80,156	ConAgra Foods, Inc.	2,364,602
40,980	Dean Foods Co.*	676,580
22,150	Kraft Foods Group, Inc. Class A	1,007,160
228,108	Kroger Co. (The)	5,935,370
20,430	Mondelez International, Inc. Class A	520,352
49,018	Safeway, Inc.‡	886,736

		11,390,800

	Forest Products & Paper — 0.5%

50,375	International Paper Co.	2,006,940

	Health Care - Products — 2.5%

20,220	Baxter International, Inc.	1,347,865
32,010	CareFusion Corp.*	914,846
24,230	Covidien Plc	1,399,040
101,579	Johnson & Johnson	7,120,688
1,565	Zimmer Holdings, Inc.	104,323

		10,886,762

	Health Care - Services — 1.9%

37,664	Aetna, Inc.	1,743,843
43,495	Humana, Inc.	2,985,062
45,405	UnitedHealth Group, Inc.	2,462,767
18,173	WellPoint, Inc.	1,107,099

		8,298,771

	Home Builders — 0.1%

8,260	Toll Brothers, Inc.*	267,046

	Housewares — 0.4%

69,370	Newell Rubbermaid, Inc.	1,544,870

	Insurance — 8.7%

23,455	ACE, Ltd.	1,871,709
31,440	American International Group, Inc.*	1,109,832
28,870	Aon Plc	1,605,172
14,280	Axis Capital Holdings, Ltd.	494,659
82,363	Berkshire Hathaway, Inc. Class B*	7,387,961
39,590	Chubb Corp. (The)	2,981,919
44,220	Cigna Corp.	2,364,001
43,900	Hartford Financial Services Group (The), Inc.	985,116
181,717	Lincoln National Corp.	4,706,470
218,135	Metlife, Inc.	7,185,367

10	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued

15,660	Prudential Financial, Inc.	835,148
10,223	Reinsurance Group of America, Inc.	547,135
50,558	Travelers Cos. (The), Inc.	3,631,076
22,886	Unum Group	476,486
26,690	Validus Holdings, Ltd.	922,940

		37,104,991

	Internet — 1.0%

28,403	eBay, Inc.*	1,449,121
40,700	Facebook, Inc. Class A*	1,083,841
682	Google, Inc. Class A*	483,790
14,240	IAC/InterActiveCorp	673,552
36,990	Symantec Corp.*	695,782

		4,386,086

	Iron & Steel — 0.3%

49,300	United States Steel Corp.‡	1,176,791

	Leisure Time — 0.4%

45,800	Carnival Corp.	1,684,066

	Lodging — 1.1%

6,713	Marriott International, Inc. Class A	250,193
28,296	Wyndham Worldwide Corp.	1,505,630
27,979	Wynn Resorts, Ltd.	3,147,358

		4,903,181

	Machinery - Construction & Mining — 0.3%

15,200	Caterpillar, Inc.	1,361,616

	Machinery - Diversified — 0.9%

25,410	Cummins, Inc.	2,753,173
4,047	Flowserve Corp.	594,100
19,335	Xylem, Inc.	523,979

		3,871,252

	Media — 7.5%

43,535	CBS Corp. Class B	1,656,507
117,191	Comcast Corp. Class A	4,380,599
69,433	DIRECTV, Class A*	3,482,759
40,910	Gannett Co., Inc.	736,789
19,805	Liberty Media Corp. — Capital Series A*	2,297,578
36,996	McGraw-Hill Cos. (The), Inc.	2,022,571
52,840	News Corp. Class A	1,349,534
4,520	Reed Elsevier NV, Sponsored ADR	133,702
112,720	Sirius XM Radio, Inc.‡	325,761
36,557	Time Warner Cable, Inc.	3,552,975
111,622	Time Warner, Inc.	5,338,880

See accompanying Notes to the Schedule of Investments.	11

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Media — continued

95,631	Viacom, Inc. Class B	5,043,579
32,990	Walt Disney Co. (The)	1,642,572

		31,963,806

	Mining — 0.4%

33,800	Newmont Mining Corp.	1,569,672

	Miscellaneous - Manufacturing — 5.0%

17,000	Dover Corp.	1,117,070
59,080	Eaton Corp. Plc	3,202,136
493,090	General Electric Co.	10,349,959
44,790	Honeywell International, Inc.	2,842,821
34,202	Ingersoll-Rand Plc	1,640,328
16,750	Parker Hannifin Corp.	1,424,755
5,372	Pentair, Ltd.	264,034
22,393	Tyco International, Ltd.	654,995

		21,496,098

	Office & Business Equipment — 0.1%

63,661	Xerox Corp.	434,168

	Oil & Gas — 10.5%

10,100	Anadarko Petroleum Corp.	750,531
29,200	Apache Corp.	2,292,200
121,114	BP Plc, Sponsored ADR	5,043,187
18,600	Chevron Corp.	2,011,404
60,130	ConocoPhillips	3,486,939
13,712	ENI Spa, Sponsored ADR	673,808
31,239	EOG Resources, Inc.	3,773,359
5,620	EQT Corp.	331,468
55,880	Exxon Mobil Corp.	4,836,414
19,410	Hess Corp.	1,027,953
49,000	Marathon Oil Corp.	1,502,340
8,520	Marathon Petroleum Corp.	536,760
73,347	Occidental Petroleum Corp.	5,619,114
37,790	Phillips 66	2,006,649
64,836	Royal Dutch Shell Plc, ADR	4,470,442
13,790	SM Energy Co.	719,976
51,710	Transocean, Ltd.	2,308,851
89,910	Valero Energy Corp.	3,067,729
28,775	Weatherford International, Ltd.*	321,992

		44,781,116

	Oil & Gas Services — 1.4%

45,821	Cameron International Corp.*	2,587,054
67,715	Halliburton Co.	2,349,033
13,005	Schlumberger, Ltd.	901,116

		5,837,203

12	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Packaging & Containers — 0.3%

14,640	Packaging Corp. of America	563,201
12,535	Rock-Tenn Co. Class A	876,322

		1,439,523

	Pharmaceuticals — 6.8%

9,715	Abbott Laboratories	636,332
20,270	AmerisourceBergen Corp.	875,259
63,474	AstraZeneca Plc, Sponsored ADR	3,000,416
17,390	Eli Lilly & Co.	857,675
18,960	Express Scripts Holding Co.*	1,023,840
36,100	GlaxoSmithKline Plc, Sponsored ADR	1,569,267
103,330	Merck & Co., Inc.	4,230,330
38,220	Mylan, Inc.*	1,050,286
18,100	Novartis AG, ADR	1,145,730
33,700	Omnicare, Inc.	1,216,570
476,463	Pfizer, Inc.	11,949,692
31,950	Sanofi, ADR	1,513,791

		29,069,188

	REITS — 0.4%

163,900	Chimera Investment Corp. REIT	427,779
51,800	Hatteras Financial Corp. REIT	1,285,158

		1,712,937

	Retail — 5.1%

1,952	Advance Auto Parts, Inc.	141,227
29,040	American Eagle Outfitters, Inc.	595,610
2,911	AutoZone, Inc.*	1,031,746
24,837	Best Buy Co., Inc.	294,319
54,150	CVS Caremark Corp.	2,618,153
105,126	Gap, Inc. (The)	3,263,111
88,794	Kohl’s Corp.	3,816,366
12,637	Limited Brands, Inc.	594,697
84,971	Lowe’s Cos., Inc.	3,018,170
25,760	Macy’s, Inc.	1,005,155
4,589	O’Reilly Automotive, Inc.*	410,348
5,540	PVH Corp.	614,996
33,575	Staples, Inc.	382,755
27,600	Target Corp.	1,633,092
34,300	Wal-Mart Stores, Inc.	2,340,289

		21,760,034

	Semiconductors — 1.5%

19,668	Applied Materials, Inc.	225,002
128,613	Intel Corp.	2,653,286
34,035	Marvell Technology Group, Ltd.	247,094
52,965	NVIDIA Corp.	650,940

See accompanying Notes to the Schedule of Investments.	13

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — continued

96,085	ON Semiconductor Corp.*	677,399
61,440	Texas Instruments, Inc.	1,900,954

		6,354,675

	Software — 2.5%

65,931	CA, Inc.	1,449,163
55,845	Electronic Arts, Inc.*	811,428
46,800	Fidelity National Information Services, Inc.	1,629,108
135,440	Microsoft Corp.	3,620,311
101,937	Oracle Corp.	3,396,541

		10,906,551

	Telecommunications — 5.2%

38,600	AT&T, Inc.	1,301,206
278,535	Cisco Systems, Inc.	5,473,213
41,810	Corning, Inc.	527,642
157,637	France Telecom SA, Sponsored ADR	1,741,889
19,927	Harris Corp.	975,626
221,894	Koninklijke KPN NV, Sponsored ADR	1,105,032
43,041	Motorola Solutions, Inc.	2,396,523
33,344	Nippon Telegraph & Telephone Corp., ADR	701,224
34,660	QUALCOMM, Inc.	2,149,613
48,920	Telecom Italia Spa, Sponsored ADR	442,726
11,503	Telefonica SA, Sponsored ADR‡	155,175
79,358	Virgin Media, Inc.‡	2,916,407
90,819	Vodafone Group Plc, Sponsored ADR	2,287,731

		22,174,007

	Transportation — 0.6%

15,330	FedEx Corp.	1,406,068
10,637	Norfolk Southern Corp.	657,792
8,585	United Parcel Service, Inc. Class B	632,972

		2,696,832

	TOTAL COMMON STOCKS (COST $367,822,637)	418,768,643

	PREFERRED STOCK — 0.3%

	Auto Manufacturers — 0.3%

30,650	General Motors Co., 4.75%‡	1,352,584

	TOTAL PREFERRED STOCK (COST $1,202,980)	1,352,584

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.3%

	Bank Deposit — 1.7%

7,231,356	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/13	7,231,356

14	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)		Description	Value ($)

		Securities Lending Collateral — 2.6%

10,984,086		State Street Navigator Securities Lending Prime Portfolio***	10,984,086

		TOTAL SHORT-TERM INVESTMENTS (COST $18,215,442)	18,215,442

		TOTAL INVESTMENTS — 102.4% (Cost $387,241,059)	438,336,669

		Other Assets and Liabilities (net) — (2.4)%	(10,241,633)

		NET ASSETS — 100.0%	$428,095,036

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.	15

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.8
Preferred Stock	0.3
Short-Term Investments	4.3
Other Assets and Liabilities (net)	(2.4)

100.0%

16	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.1%

	Aerospace & Defense — 1.6%

27,026	Aerovironment, Inc.*	587,545
31,020	BE Aerospace, Inc.*	1,532,388
13,040	TransDigm Group, Inc.	1,778,135
33,630	Triumph Group, Inc.	2,196,039

		6,094,107

	Apparel — 1.4%

63,055	Ascena Retail Group, Inc.*	1,165,887
26,624	Carter’s, Inc.*	1,481,626
25,208	Deckers Outdoor Corp.* ‡	1,015,126
17,369	Under Armour, Inc. Class A*	842,917
18,195	Wolverine World Wide, Inc.‡	745,631

		5,251,187

	Auto Parts & Equipment — 0.2%

53,233	Gentherm, Inc.*	707,999

	Banks — 1.9%

54,810	Comerica, Inc.	1,662,935
71,632	Eagle Bancorp, Inc.*	1,430,491
70,943	First Republic Bank	2,325,512
30,950	Hancock Holding Co.	982,353
31,771	Popular, Inc.*	660,519

		7,061,810

	Biotechnology — 0.9%

74,235	Amarin Corp. Plc, ADR* ‡	600,561
70,497	Ariad Pharmaceuticals, Inc.*	1,352,133
30,314	Incyte Corp.* ‡	503,516
2,532	Prothena Corp. Plc* ‡	18,557
49,593	Swedish Orphan Biovitrum AB, ADR* ¤	279,015
14,410	Vertex Pharmaceuticals, Inc.*	604,355

		3,358,137

	Building Materials — 0.6%

8,335	Martin Marietta Materials, Inc.	785,824
35,910	Owens Corning, Inc.*	1,328,311

		2,114,135

	Chemicals — 3.3%

14,648	Airgas, Inc.	1,337,216
29,208	American Vanguard Corp.	907,492
15,560	Ashland, Inc.	1,251,180
22,610	Celanese Corp. Series A	1,006,823
19,760	Cytec Industries, Inc.	1,360,081
16,695	FMC Corp.	976,991

See accompanying Notes to the Schedule of Investments.	17

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Chemicals — continued

21,170	Georgia Gulf Corp.	873,898
16,898	International Flavors & Fragrances, Inc.	1,124,393
55,230	Intrepid Potash, Inc.	1,175,847
47,515	Kraton Performance Polymers, Inc.*	1,141,785
12,630	Westlake Chemical Corp.‡	1,001,559

		12,157,265

	Commercial Services — 10.0%

53,105	Acacia Research Corp.* ‡	1,362,143
19,560	Alliance Data Systems Corp.*	2,831,506
57,955	Coinstar, Inc.* ‡	3,014,240
72,472	ExamWorks Group, Inc.* ‡	1,013,883
62,921	FleetCor Technologies, Inc.*	3,375,712
110,921	Genpact, Ltd.	1,719,275
78,485	Healthcare Services Group	1,823,207
117,968	Heartland Payment Systems, Inc.	3,480,056
166,610	Hertz Global Holdings, Inc.*	2,710,745
57,757	HMS Holdings Corp.*	1,497,061
28,825	Huron Consulting Group, Inc.*	971,114
131,825	K12, Inc.* ‡	2,694,503
29,903	PAREXEL International Corp.*	884,830
35,610	Quanta Services, Inc.*	971,797
201,114	Ritchie Bros Auctioneers, Inc.‡	4,201,271
33,450	United Rentals, Inc.*	1,522,644
62,265	Weight Watchers International, Inc.‡	3,260,195

		37,334,182

	Computers — 2.8%

126,524	Fortinet, Inc.*	2,665,861
16,000	IHS, Inc. Class A*	1,536,000
124,115	j2 Global, Inc.‡	3,795,437
29,367	MICROS Systems, Inc.*	1,246,335
64,705	RealD, Inc.* ‡	725,343
26,800	Riverbed Technology, Inc.*	528,496

		10,497,472

	Distribution & Wholesale — 0.8%

33,610	Beacon Roofing Supply, Inc.*	1,118,541
29,110	WESCO International, Inc.*	1,962,887

		3,081,428

	Diversified Financial Services — 4.4%

47,745	Affiliated Managers Group, Inc.*	6,214,012
64,891	Evercore Partners, Inc. Class A	1,959,059
22,225	IntercontinentalExchange, Inc.*	2,751,677
118,403	Lazard, Ltd. Class A	3,533,146

18	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — continued

43,300	Raymond James Financial, Inc.	1,668,349
29,299	SLM Corp.	501,892

		16,628,135

	Electrical Components & Equipment — 0.5%

23,280	Hubbell, Inc. Class B	1,970,186

	Electronics — 1.8%

21,235	Amphenol Corp. Class A	1,373,905
29,625	Coherent, Inc.	1,499,618
124,875	Gentex Corp.	2,350,147
30,170	Jabil Circuit, Inc.	581,979
22,610	Woodward, Inc.	862,119

		6,667,768

	Entertainment — 1.3%

23,295	Bally Technologies, Inc.*	1,041,519
47,990	Cinemark Holdings, Inc.	1,246,780
52,650	Manchester United Plc Class A* ‡	739,733
19,675	Penn National Gaming, Inc.*	966,239
112,555	Scientific Games Corp. Class A* ‡	975,852

		4,970,123

	Environmental Control — 1.5%

23,970	Clean Harbors, Inc.*	1,318,590
4,420	Stericycle, Inc.*	412,253
111,525	Waste Connections, Inc.	3,768,430

		5,499,273

	Food — 1.6%

39,910	Chefs’ Warehouse (The), Inc.*	630,977
26,217	Hain Celestial Group (The), Inc.*	1,421,486
33,960	Ralcorp Holdings, Inc.*	3,044,514
14,082	TreeHouse Foods, Inc.*	734,094

		5,831,071

	Hand & Machine Tools — 0.5%

42,743	Kennametal, Inc.‡	1,709,720

	Health Care - Products — 4.8%

128,041	ABIOMED, Inc.* ‡	1,723,432
3,130	ArthroCare Corp.*	108,267
30,417	CareFusion Corp.*	869,318
34,879	Cepheid, Inc.*	1,179,259
29,530	Conceptus, Inc.*	620,425
120,401	DexCom, Inc.*	1,638,658
88,713	Endologix, Inc.*	1,263,273

See accompanying Notes to the Schedule of Investments.	19

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued

8,346	Given Imaging, Ltd.*	145,805
14,715	Henry Schein, Inc.*	1,183,969
67,810	Hologic, Inc.*	1,358,234
13,625	IDEXX Laboratories, Inc.*	1,264,400
56,279	Techne Corp.	3,846,107
40,455	Thoratec Corp.*	1,517,871
33,703	Tornier BV*	565,873
26,420	Volcano Corp.*	623,776

		17,908,667

	Health Care - Services — 3.3%

79,419	Acadia Healthcare Co., Inc.*	1,852,845
67,710	Coventry Health Care, Inc.	3,035,439
137,470	Health Management Associates, Inc. Class A* ‡	1,281,221
28,495	Magellan Health Services, Inc.*	1,396,255
13,801	Mettler-Toledo International, Inc.*	2,667,733
11,185	Pediatrix Medical Group, Inc.*	889,431
22,450	WellCare Health Plans, Inc.*	1,093,091

		12,216,015

	Home Builders — 0.2%

890	NVR, Inc.*	818,800

	Household Products & Wares — 0.5%

18,100	Church & Dwight Co., Inc.	969,617
8,725	Fossil, Inc.*	812,297

		1,781,914

	Insurance — 0.6%

14,250	Everest Re Group, Ltd.	1,566,788
83,020	Genworth Financial, Inc. Class A*	623,480

		2,190,268

	Internet — 3.8%

29,370	BroadSoft, Inc.*	1,067,012
7,770	Equinix, Inc.*	1,602,174
78,903	ExactTarget, Inc.* ‡	1,578,060
16,490	Internap Network Services Corp.*	114,441
110,872	Pandora Media, Inc.* ‡	1,017,805
26,278	Rackspace Hosting, Inc.*	1,951,667
42,895	Sourcefire, Inc.*	2,025,502
68,560	TIBCO Software, Inc.*	1,509,006
84,175	VeriSign, Inc.*	3,267,673

		14,133,340

	Leisure Time — 0.5%

91,490	Interval Leisure Group, Inc.	1,773,991

20	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Lodging — 0.3%

22,490	Wyndham Worldwide Corp.	1,196,693

	Machinery - Diversified — 2.9%

14,890	Gardner Denver, Inc.	1,019,965
102,964	Graco, Inc.	5,301,616
55,966	IDEX Corp.	2,604,098
61,085	Manitowoc Co. (The), Inc.	957,813
8,710	Roper Industries, Inc.	970,991

		10,854,483

	Media — 0.0%

35,794	RLJ Entertainment, Inc.* ‡	178,970

	Metal Fabricate & Hardware — 0.4%

33,490	Timken Co. (The)	1,601,827

	Mining — 0.4%

83,105	US Silica Holdings, Inc.‡	1,390,347

	Miscellaneous - Manufacturing — 1.0%

26,000	Crane Co.	1,203,280
47,540	Hexcel Corp.*	1,281,678
27,475	Polypore International, Inc.* ‡	1,277,588
51,696	STR Holdings, Inc.* ‡	130,274

		3,892,820

	Oil & Gas — 4.8%

30,681	Approach Resources, Inc.* ‡	767,332
37,395	Berry Petroleum Co. Class A	1,254,602
108,610	Denbury Resources, Inc.*	1,759,482
53,200	Foster Wheeler AG*	1,293,824
255,485	Magnum Hunter Resources Corp.* ‡	1,019,385
30,920	Oasis Petroleum, Inc.*	983,256
70,082	Rex Energy Corp.*	912,468
42,372	Rosetta Resources, Inc.*	1,921,994
86,020	Rowan Cos. Plc Class A*	2,689,845
89,220	Tesoro Corp.	3,930,141
29,307	Whiting Petroleum Corp.*	1,271,045

		17,803,374

	Oil & Gas Services — 2.1%

44,852	Core Laboratories NV	4,902,772
22,544	Dril-Quip, Inc.*	1,646,839
125,755	ION Geophysical Corp.*	818,665
7,874	Lufkin Industries, Inc.	457,716

		7,825,992

See accompanying Notes to the Schedule of Investments.	21

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Packaging & Containers — 1.0%

47,120	Crown Holdings, Inc.*	1,734,487
30,100	Packaging Corp. of America	1,157,947
11,960	Rock-Tenn Co. Class A	836,124

		3,728,558

	Pharmaceuticals — 4.4%

47,073	Achillion Pharmaceuticals, Inc.*	377,525
45,780	Alkermes Plc*	847,846
22,319	BioMarin Pharmaceutical, Inc.*	1,099,211
21,157	Catamaran Corp.*	996,706
19,910	Cubist Pharmaceuticals, Inc.*	837,415
60,000	DENTSPLY International, Inc.	2,376,600
36,326	Durata Therapeutics, Inc.* ‡	277,531
103,800	Elan Corp. Plc, Sponsored ADR*	1,059,798
61,960	MAP Pharmaceuticals, Inc.*	973,391
18,375	Medivation, Inc.*	940,065
22,270	Onyx Pharmaceuticals, Inc.*	1,682,053
19,525	Perrigo Co.	2,031,186
58,949	Regulus Therapeutics, Inc.* ‡	371,379
39,027	Sagent Pharmaceuticals, Inc.* ‡	627,944
17,965	Sirona Dental Systems, Inc.*	1,158,024
12,575	Synageva BioPharma Corp.*	582,097
14,617	Synta Pharmaceuticals Corp.* ‡	131,845

		16,370,616

	Real Estate — 1.1%

84,692	CBRE Group, Inc.*	1,685,371
30,840	Jones Lang Lasalle, Inc.	2,588,709

		4,274,080

	Retail — 10.2%

70,070	American Eagle Outfitters, Inc.	1,437,136
36,530	Arcos Dorados Holdings, Inc.‡	436,899
38,540	Asbury Automotive Group, Inc.*	1,234,436
11,490	Buffalo Wild Wings, Inc.*	836,702
19,472	Dick’s Sporting Goods, Inc.	885,781
64,475	DineEquity, Inc.*	4,319,825
23,803	Dunkin’ Brands Group, Inc.	789,784
57,015	Express, Inc.*	860,356
44,819	Fifth & Pacific Cos., Inc.*	557,997
31,075	First Cash Financial Services, Inc.*	1,541,941
94,992	Foot Locker, Inc.	3,051,143
49,670	GNC Holdings, Inc. Class A	1,653,018
7,725	Lululemon Athletica, Inc.* ‡	588,877
22,615	Nu Skin Enterprises, Inc. Class A‡	837,886
23,557	Petsmart, Inc.	1,609,885
22,952	PVH Corp.	2,547,902
36,430	Red Robin Gourmet Burgers, Inc.*	1,285,615

22	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

40,043	Restoration Hardware Holdings, Inc.* ‡	1,350,650
21,243	Rue21, Inc.*	603,089
104,400	Sally Beauty Holdings, Inc.*	2,460,708
34,380	Signet Jewelers, Ltd.	1,835,892
42,354	Texas Roadhouse, Inc. Class A	711,547
17,407	Tile Shop Holdings, Inc.* ‡	292,960
9,890	Tractor Supply Co.	873,880
97,434	Urban Outfitters, Inc.*	3,835,002
39,190	Williams-Sonoma, Inc.	1,715,346

		38,154,257

	Semiconductors — 3.3%

28,653	Cavium, Inc.* ‡	894,260
65,698	Ceva, Inc.*	1,034,744
95,860	Cypress Semiconductor Corp.	1,039,122
21,259	Hittite Microwave Corp.*	1,320,184
50,027	Intermolecular, Inc.*	445,240
16,601	Linear Technology Corp.	569,414
171,710	LSI Corp.*	1,215,707
65,440	NXP Semiconductor NV*	1,725,653
56,180	Skyworks Solutions, Inc.*	1,140,454
61,295	Teradyne, Inc.*	1,035,273
9,098	Ultratech, Inc.*	339,355
47,932	Xilinx, Inc.	1,720,759

		12,480,165

	Software — 8.1%

18,600	athenahealth, Inc.* ‡	1,366,170
28,240	Autodesk, Inc.*	998,284
108,467	Blackbaud, Inc.	2,476,302
10,325	Commvault Systems, Inc.*	719,756
10,320	Concur Technologies, Inc.* ‡	696,806
30,350	Imperva, Inc.*	956,935
43,775	Informatica Corp.*	1,327,258
59,764	InterXion Holding NV*	1,419,993
81,770	Jive Software, Inc.* ‡	1,188,118
34,544	Medassets, Inc.* ‡	579,303
185,370	MSCI, Inc. Class A* ‡	5,744,616
22,473	NetSuite, Inc.*	1,512,433
93,090	Nuance Communications, Inc.*	2,077,769
117,775	QLIK Technologies, Inc.*	2,558,073
46,510	SS&C Technologies Holdings, Inc.*	1,075,311
50,828	Synchronoss Technologies, Inc.*	1,071,963
153,050	VeriFone Systems, Inc.*	4,542,524

		30,311,614

See accompanying Notes to the Schedule of Investments.	23

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares		Description	Value ($)

		Telecommunications — 5.7%

48,317		Allot Communications, Ltd.*	861,009
56,270		Aruba Networks, Inc.* ‡	1,167,603
105,723		Calix, Inc.*	813,010
16,749		IPG Photonics Corp.‡	1,116,321
57,560		Ixia*	977,369
67,250		JDS Uniphase Corp.*	910,565
96,750		NeuStar, Inc. Class A*	4,056,727
180,225		Polycom, Inc.*	1,885,153
116,294		SBA Communications Corp. Class A*	8,259,200
57,242		tw telecom, Inc. Class A*	1,457,954

			21,504,911

		Transportation — 2.6%

90,575		Expeditors International of Washington, Inc.	3,582,241
13,755		Genesee & Wyoming, Inc. Class A*	1,046,480
38,605		HUB Group, Inc. Class A*	1,297,128
64,620		Knight Transportation, Inc.	945,391
33,780		Landstar System, Inc.	1,772,099
62,753		Roadrunner Transportation Systems, Inc.*	1,138,339

			9,781,678

		TOTAL COMMON STOCKS (COST $327,255,021)	363,107,378

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 12.5%

		Bank Deposit — 3.2%

12,151,791		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/13	12,151,791

		Securities Lending Collateral — 9.3%

34,645,053		State Street Navigator Securities Lending Prime Portfolio***	34,645,053

		TOTAL SHORT-TERM INVESTMENTS (COST $46,796,844)	46,796,844

		TOTAL INVESTMENTS — 109.6% (Cost $374,051,865)	409,904,222

		Other Assets and Liabilities (net) — (9.6)%	(35,865,446)

		NET ASSETS — 100.0%	$374,038,776

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	¤	Illiquid security. The total market value of the securities at period end is $279,015 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2012 was $281,192.

	***	Represents an investment of securities lending cash collateral.

24	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.1
Short-Term Investments	12.5
Other Assets and Liabilities (net)	(9.6)

100.0%

See accompanying Notes to the Schedule of Investments.	25

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.8%

	Aerospace & Defense — 1.6%

10,600	Alliant Techsystems, Inc.	656,776
10,550	Esterline Technologies Corp.*	671,086
120,500	Orbital Sciences Corp.*	1,659,285
43,825	Triumph Group, Inc.	2,861,772

		5,848,919

	Agriculture — 0.2%

16,100	Andersons (The), Inc.	690,690
2,100	Universal Corp.‡	104,811

		795,501

	Airlines — 0.5%

3,800	Alaska Air Group, Inc.*	163,742
90,700	Delta Air Lines, Inc.*	1,076,609
24,500	Hawaiian Holdings, Inc.*	160,965
91,700	Republic Airways Holdings, Inc.*	520,856

		1,922,172

	Apparel — 1.0%

63,260	Ascena Retail Group, Inc.*	1,169,677
42,700	Guess?, Inc.	1,047,858
32,640	Iconix Brand Group, Inc.*	728,525
9,900	Perry Ellis International, Inc.	197,010
11,000	Skechers U.S.A., Inc. Class A*	203,500
21,660	True Religion Apparel, Inc.	550,597

		3,897,167

	Auto Manufacturers — 0.1%

11,100	Oshkosh Corp.*	329,115

	Auto Parts & Equipment — 0.8%

113,550	Dana Holding Corp.	1,772,515
10,100	Lear Corp.	473,084
69,600	Meritor, Inc.*	329,208
32,500	Modine Manufacturing Co.*	264,225
7,600	Standard Motor Products, Inc.‡	168,872

		3,007,904

	Banks — 6.1%

48,400	Associated Banc-Corp.	635,008
9,300	Banco Latinoamericano de Comercio Exterior SA	200,508
11,000	BOK Financial Corp.	599,060
12,400	Chemical Financial Corp.	294,624
3,300	Citizens Republic Bancorp, Inc.*	62,601
16,700	City Holding Co.‡	581,995

26	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

6,000	City National Corp.	297,120
21,500	Columbia Banking System, Inc.	385,710
61,550	Comerica, Inc.	1,867,427
18,362	Commerce Bancshares, Inc.	643,761
2,000	Cullen/Frost Bankers, Inc.	108,540
6,300	East-West Bancorp, Inc.	135,387
2,200	First Citizens BancShares, Inc. Class A	359,700
78,300	First Commonwealth Financial Corp.	534,006
45,000	Fulton Financial Corp.	432,450
34,700	Huntington Bancshares, Inc.	221,733
4,700	Independent Bank Corp.‡	136,065
41,300	International Bancshares Corp.	745,465
251,200	KeyCorp	2,115,104
57,800	National Penn Bancshares, Inc.	538,696
23,000	NBT Bancorp, Inc.	466,210
63,900	Northwest Bancshares, Inc.	775,746
10,300	Old National Bancorp	122,261
5,100	Oriental Financial Group, Inc.	68,085
9,500	PacWest Bancorp	235,410
12,200	Pinnacle Financial Partners, Inc.*	229,848
25,010	Popular, Inc.*	519,958
35,800	PrivateBancorp, Inc.	548,456
41,400	Prosperity Bancshares, Inc.‡	1,738,800
519,000	Regions Financial Corp.	3,695,280
1,000	S&T Bancorp, Inc.	18,070
31,200	Texas Capital Bancshares, Inc.*	1,398,384
1,400	UMB Financial Corp.‡	61,376
29,400	Umpqua Holdings Corp.	346,626
12,700	Webster Financial Corp.	260,985
99,865	Western Alliance Bancorp*	1,051,579
78,400	Wilshire Bancorp, Inc.*	460,208

		22,892,242

	Beverages — 0.4%

26,100	Coca-Cola Enterprises, Inc.	828,153
16,450	Constellation Brands, Inc. Class A*	582,166

		1,410,319

	Biotechnology — 1.2%

34,700	Affymetrix, Inc.* ‡	109,999
3,900	AMAG Pharmaceuticals, Inc.*	57,369
32,075	Charles River Laboratories International, Inc.*	1,201,850
63,800	Dynavax Technologies Corp.*	182,468
52,900	NPS Pharmaceuticals, Inc.*	481,390
212,100	PDL BioPharma, Inc.‡	1,495,305
23,800	Vertex Pharmaceuticals, Inc.*	998,172

		4,526,553

See accompanying Notes to the Schedule of Investments.	27

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Building Materials — 0.4%

40,000	Apogee Enterprises, Inc.	958,800
42,400	Gibraltar Industries, Inc.*	675,008

		1,633,808

	Chemicals — 1.6%

53,150	A. Schulman, Inc.	1,537,630
18,200	Ashland, Inc.	1,463,462
5,600	Chemtura Corp.*	119,056
60,400	Ferro Corp.*	252,472
30,600	Huntsman Corp.	486,540
21,400	Innospec, Inc.	738,086
31,810	Kraton Performance Polymers, Inc.*	764,394
18,150	Minerals Technologies, Inc.	724,548

		6,086,188

	Coal — 0.6%

29,200	Alpha Natural Resources, Inc.*	284,408
9,650	Cloud Peak Energy, Inc.*	186,534
59,500	Peabody Energy Corp.	1,583,295

		2,054,237

	Commercial Services — 5.4%

24,580	ABM Industries, Inc.	490,371
5,200	AVEO Pharmaceuticals, Inc.* ‡	41,860
166,700	Career Education Corp.*	586,784
7,580	Chemed Corp.	519,912
1,900	Consolidated Graphics, Inc.*	66,348
85,780	Convergys Corp.	1,407,650
25,000	CoreLogic, Inc.*	673,000
300,500	Corinthian Colleges, Inc.* ‡	733,220
5,605	Equifax, Inc.	303,343
89,807	Geo Group (The), Inc.‡	2,532,557
13,500	H&E Equipment Services, Inc.	203,445
89,975	Hertz Global Holdings, Inc.*	1,463,893
1,700	ICF International, Inc.*	39,848
31,400	Insperity, Inc.	1,022,384
14,887	Ituran Location and Control, Ltd.	202,017
16,580	Kelly Services, Inc. Class A	260,969
26,900	Kforce, Inc.	385,477
28,580	Korn/Ferry International*	453,279
41,410	Rent-A-Center, Inc.	1,422,848
34,100	Resources Connection, Inc.	407,154
13,150	SEI Investments Co.	306,921
72,880	Service Corp. International	1,006,473
17,470	Standard Parking Corp.* ‡	384,165
49,500	Stewart Enterprises, Inc. Class A	378,180
9,100	TeleTech Holdings, Inc.*	161,980
39,370	Total System Services, Inc.	843,305

28	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — continued

35,700	TrueBlue, Inc.*	562,275
62,550	United Rentals, Inc.*	2,847,276
4,200	Valassis Communications, Inc.‡	108,276
11,500	Viad Corp.	312,340

		20,127,550

	Computers — 2.8%

111,100	Brocade Communications Systems, Inc.*	592,163
209,125	Cadence Design Systems, Inc.*	2,825,279
34,830	DST Systems, Inc.	2,110,698
8,950	j2 Global, Inc.	273,691
8,150	Lexmark International, Inc. Class A‡	188,998
13,750	Manhattan Associates, Inc.*	829,675
311,000	Quantum Corp.* ‡	385,640
93,625	Riverbed Technology, Inc.*	1,846,285
60,500	STEC, Inc.*	298,265
35,300	Sykes Enterprises, Inc.*	537,266
24,100	Unisys Corp.*	416,930

		10,304,890

	Cosmetics & Personal Care — 1.1%

60,280	Elizabeth Arden, Inc.*	2,713,203
56,600	Inter Parfums, Inc.	1,101,436
23,800	Skilled Healthcare Group, Inc. Class A*	151,606

		3,966,245

	Distribution & Wholesale — 0.9%

3,600	Core-Mark Holding Co., Inc.	170,460
19,210	Ingram Micro, Inc. Class A*	325,033
38,600	Owens & Minor, Inc.‡	1,100,486
5,100	Tech Data Corp.*	232,203
27,100	United Stationers, Inc.	839,829
8,311	WESCO International, Inc.*	560,411

		3,228,422

	Diversified Financial Services — 1.5%

5,100	Hercules Technology Growth Capital, Inc.	56,763
67,600	Investment Technology Group, Inc.*	608,400
8,800	Nelnet, Inc. Class A	262,152
29,400	Ocwen Financial Corp.*	1,016,946
7,040	Oppenheimer Holdings, Inc. Class A	121,581
15,900	Piper Jaffray Cos.*	510,867
57,850	Raymond James Financial, Inc.	2,228,960
50,175	SLM Corp.	859,498

		5,665,167

See accompanying Notes to the Schedule of Investments.	29

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Electric — 2.6%

21,930	Avista Corp.	528,732
3,900	CH Energy Group, Inc.	254,358
57,375	Cleco Corp.	2,295,574
107,475	CMS Energy Corp.	2,620,240
3,200	El Paso Electric Co.	102,112
7,100	MGE Energy, Inc.	361,745
900	OGE Energy Corp.	50,679
23,000	Otter Tail Corp.	575,000
14,700	Pinnacle West Capital Corp.	749,406
66,725	PNM Resources, Inc.	1,368,530
21,900	Portland General Electric Co.	599,184

		9,505,560

	Electrical Components & Equipment — 0.4%

35,100	Advanced Energy Industries, Inc.*	484,731
1,100	Energizer Holdings, Inc.	87,978
6,700	EnerSys*	252,121
8,400	General Cable Corp.*	255,444
60,400	Power-One, Inc.* ‡	248,244

		1,328,518

	Electronics — 2.9%

1,700	American Science & Engineering, Inc.	110,857
29,162	Arrow Electronics, Inc.*	1,110,489
36,494	Avnet, Inc.*	1,117,081
5,100	AVX Corp.	54,978
40,404	Coherent, Inc.	2,045,251
8,560	Cubic Corp.	410,623
31,640	Daktronics, Inc.	350,255
43,100	FEI Co.	2,390,326
83,900	PerkinElmer, Inc.	2,662,986
37,500	Vishay Intertechnology, Inc.*	398,625

		10,651,471

	Energy-Alternate Sources — 0.0%

4,600	Green Plains Renewable Energy, Inc.*	36,386

	Engineering & Construction — 1.8%

28,500	AECOM Technology Corp.*	678,300
19,900	Dycom Industries, Inc.*	394,020
36,700	Emcor Group, Inc.	1,270,187
3,500	Granite Construction, Inc.	117,670
65,425	KBR, Inc.	1,957,516
22,160	Layne Christensen Co.*	537,823
26,100	Mistras Group, Inc.*	644,409
14,500	MYR Group, Inc.*	322,625
17,425	URS Corp.	684,106

		6,606,656

30	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Entertainment — 1.1%

1,050	Ascent Media Corp.*	65,037
28,400	Carmike Cinemas, Inc.*	426,000
25,130	DreamWorks Animation SKG, Inc. Class A* ‡	416,404
39,490	Madison Square Garden, Inc.*	1,751,381
31,250	Marriott Vacations Worldwide Corp.*	1,302,188

		3,961,010

	Environmental Control — 0.1%

18,300	Darling International, Inc.*	293,532

	Food — 3.8%

73,100	Chiquita Brands International, Inc.*	603,075
14,800	Dean Foods Co.*	244,348
46,100	Fresh Del Monte Produce, Inc.	1,214,735
11,075	Hain Celestial Group (The), Inc.*	600,487
56,070	Harris Teeter Supermarkets, Inc.	2,162,059
52,600	Hormel Foods Corp.	1,641,646
14,614	Industrias Bachoco, S.A.B., Sponsored ADR	408,023
12,500	Ingredion, Inc.	805,375
8,220	J&J Snack Foods Corp.	525,587
22,475	JM Smucker Co. (The)	1,938,244
34,900	Nash Finch Co.	742,672
2,700	Pilgrim’s Pride Corp.*	19,575
4,500	Ralcorp Holdings, Inc.*	403,425
2,100	Smithfield Foods, Inc.*	45,297
26,525	TreeHouse Foods, Inc.*	1,382,748
46,100	Tyson Foods, Inc. Class A	894,340
20,333	Village Super Market, Inc. Class A	668,142

		14,299,778

	Forest Products & Paper — 1.8%

226,925	Boise, Inc.	1,804,054
48,800	Clearwater Paper Corp.*	1,911,008
20,900	Deltic Timber Corp.	1,475,958
7,600	Domtar Corp.	634,752
9,400	Glatfelter	164,312
38,525	Resolute Forest Products* ‡	510,071
12,100	Wausau Paper Corp.	104,786

		6,604,941

	Gas — 2.2%

8,200	Atmos Energy Corp.	287,984
84,085	Energen Corp.	3,791,393
21,700	Laclede Group (The), Inc.	837,837
113,950	NiSource, Inc.	2,836,215
10,290	UGI Corp.	336,586

		8,090,015

See accompanying Notes to the Schedule of Investments.	31

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Hand & Machine Tools — 0.1%

5,825	Snap-on, Inc.	460,117

	Health Care - Products — 1.9%

24,900	CONMED Corp.	695,955
6,500	Hanger, Inc.*	177,840
47,230	Hill-Rom Holdings, Inc.	1,346,055
35,100	ICU Medical, Inc.*	2,138,643
32,500	Invacare Corp.	529,750
89,080	Nordion, Inc.	574,566
6,300	NuVasive, Inc.*	97,398
6,400	Orthofix International NV*	251,712
36,480	STERIS Corp.	1,266,950
12,700	Symmetry Medical, Inc.*	133,604

		7,212,473

	Health Care - Services — 1.0%

17,000	Amedisys, Inc.* ‡	191,590
10,900	Community Health Systems, Inc.	335,066
10,400	Coventry Health Care, Inc.	466,232
33,120	Ensign Group (The), Inc.	900,533
98,300	Gentiva Health Services, Inc.*	987,915
9,600	Health Net, Inc.*	233,280
7,700	LHC Group, Inc.*	164,010
3,700	Magellan Health Services, Inc.*	181,300
40,100	Select Medical Holdings Corp.	378,143

		3,838,069

	Home Builders — 1.1%

27,500	Beazer Homes USA, Inc.* ‡	464,475
22,925	MDC Holdings, Inc.	842,723
100	NVR, Inc.*	92,000
63,000	PulteGroup, Inc.*	1,144,080
44,400	Thor Industries, Inc.	1,661,892

		4,205,170

	Home Furnishings — 0.6%

32,200	Harman International Industries, Inc.	1,437,408
51,300	La-Z-Boy, Inc.	725,895
18,800	VOXX International Corp.*	126,524

		2,289,827

	Household Products & Wares — 0.2%

30,000	Central Garden and Pet Co. Class A*	313,500
8,600	Helen of Troy, Ltd.*	287,154
400	Jarden Corp.	20,680

		621,334

32	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Housewares — 0.6%

98,100	Newell Rubbermaid, Inc.	2,184,687

	Insurance — 10.3%

3,963	Alleghany Corp.*	1,329,269
23,150	Allied World Assurance Co. Holdings, Ltd.	1,824,220
101,370	Alterra Capital Holdings, Ltd.	2,857,620
17,200	American Financial Group, Inc.	679,744
13,300	Arch Capital Group, Ltd.*	585,466
8,300	Argo Group International Holdings, Ltd.	278,797
21,100	Aspen Insurance Holdings, Ltd.	676,888
11,800	Assurant, Inc.	409,460
57,100	Axis Capital Holdings, Ltd.	1,977,944
4,100	Endurance Specialty Holdings, Ltd.	162,729
17,900	Everest Re Group, Ltd.	1,968,105
2,000	FBL Financial Group, Inc. Class A	68,420
106,675	Fidelity National Financial, Inc. Class A	2,512,196
71,400	Genworth Financial, Inc. Class A*	536,214
50,925	HCC Insurance Holdings, Inc.	1,894,919
47,600	Horace Mann Educators Corp.	950,096
15,600	Infinity Property & Casualty Corp.	908,544
135,900	Lincoln National Corp.	3,519,810
59,500	Meadowbrook Insurance Group, Inc.	343,910
3,300	Montpelier Re Holdings, Ltd.	75,438
9,045	Navigators Group, Inc.*	461,928
25,720	PartnerRe, Ltd.	2,070,203
8,500	Platinum Underwriters Holdings, Ltd.	391,000
13,400	Primerica, Inc.	402,134
8,000	ProAssurance Corp.	337,520
5,900	Protective Life Corp.	168,622
38,690	Reinsurance Group of America, Inc.	2,070,689
7,800	RenaissanceRe Holdings, Ltd.	633,828
3,600	Safety Insurance Group, Inc.	166,212
46,600	Symetra Financial Corp.	604,868
14,640	Tower Group, Inc.	260,153
100,025	Validus Holdings, Ltd.	3,458,865
3,984	White Mountains Insurance Group, Ltd.	2,051,760
32,200	Willis Group Holdings Plc	1,079,666
22,790	WR Berkley Corp.	860,095

		38,577,332

	Internet — 1.4%

30,200	AOL, Inc.	894,222
40,500	Blucora, Inc.* ‡	636,255
23,300	Digital River, Inc.*	335,287
17,800	EarthLink, Inc.	114,988
16,225	Expedia, Inc.	997,026
300	IAC/InterActiveCorp	14,190
71,300	Limelight Networks, Inc.*	158,286

See accompanying Notes to the Schedule of Investments.	33

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Internet — continued

74,500	United Online, Inc.	416,455
78,675	ValueClick, Inc.*	1,527,082

		5,093,791

	Investment Companies — 1.3%

105,400	American Capital, Ltd.*	1,264,800
11,000	Apollo Investment Corp.	91,960
35,300	Ares Capital Corp.	617,750
60,800	BlackRock Kelso Capital Corp.	611,648
5,420	Capital Southwest Corp.	539,995
178,000	MCG Capital Corp.	818,800
69,000	Prospect Capital Corp.	750,030
12,300	Solar Capital, Ltd.	294,093

		4,989,076

	Iron & Steel — 0.4%

97,200	AK Steel Holding Corp.‡	447,120
5,700	Reliance Steel & Aluminum Co.	353,970
18,100	Schnitzer Steel Industries, Inc. Class A	548,973

		1,350,063

	Leisure Time — 0.1%

29,110	WMS Industries, Inc.* ‡	509,425

	Lodging — 0.1%

9,100	Ameristar Casinos, Inc.	238,784
2,500	Orient-Express Hotels, Ltd. Class A*	29,225

		268,009

	Machinery - Construction & Mining — 0.1%

5,500	Hyster-Yale Materials Handling, Inc.	268,400

	Machinery - Diversified — 1.0%

19,325	AGCO Corp.*	949,244
42,800	Albany International Corp. Class A	970,704
18,800	Kadant, Inc.* ¤	498,388
5,890	Middleby Corp.*	755,157
8,700	NACCO Industries, Inc. Class A	528,003

		3,701,496

	Media — 0.4%

4,800	Belo Corp. Class A	36,816
7,300	EW Scripps Co. (The) Class A*	78,913
33,100	Gannett Co., Inc.	596,131
21,100	Scholastic Corp.	623,716

		1,335,576

34	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Metal Fabricate & Hardware — 0.3%

4,300	CIRCOR International, Inc.	170,237
400	Mueller Industries, Inc.	20,012
15,700	Timken Co. (The)	750,931

		941,180

	Mining — 1.1%

193,120	AuRico Gold, Inc.*	1,579,721
218,600	Aurizon Mines, Ltd.*	760,728
6,300	Coeur d’Alene Mines Corp.*	154,980
3,000	Horsehead Holding Corp.*	30,630
26,375	Kaiser Aluminum Corp.	1,627,074

		4,153,133

	Miscellaneous - Manufacturing — 2.5%

4,600	Aptargroup, Inc.	219,512
9,500	Barnes Group, Inc.	213,370
23,930	Brink’s Co. (The)	682,723
10,800	FreightCar America, Inc.	242,136
183,169	Griffon Corp.	2,099,117
900	Harsco Corp.	21,150
31,780	John Bean Technologies Corp.	564,731
134,700	Orkla ASA, Sponsored ADR‡	1,178,625
6,100	Standex International Corp.	312,869
35,100	STR Holdings, Inc.*	88,452
70,440	Trimas Corp.*	1,969,502
52,200	Trinity Industries, Inc.	1,869,804

		9,461,991

	Office & Business Equipment — 0.2%

18,750	Avery Dennison Corp.	654,750

	Office Furnishings — 0.1%

40,400	Steelcase, Inc. Class A	514,696

	Oil & Gas — 4.3%

74,400	Callon Petroleum Co.*	349,680
67,100	Carrizo Oil & Gas, Inc.* ‡	1,403,732
1,400	Contango Oil & Gas Co.	59,304
16,200	Delek US Holdings, Inc.	410,184
86,414	Denbury Resources, Inc.*	1,399,907
17,660	Endeavour International Corp.* ‡	91,479
1,300	Energy XXI Bermuda, Ltd.	41,847
30,200	EPL Oil & Gas, Inc.*	681,010
25,900	Helmerich & Payne, Inc.	1,450,659
71,125	HollyFrontier Corp.	3,310,869
72,130	Miller Energy Resources, Inc.* ‡	285,635
41,250	Noble Corp.	1,436,325
155,900	Parker Drilling Co.*	717,140

See accompanying Notes to the Schedule of Investments.	35

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued

22,550	Patterson-UTI Energy, Inc.‡	420,106
118,400	Penn Virginia Corp.	522,144
10,500	Plains Exploration & Production Co.*	492,870
42,980	Resolute Energy Corp.* ‡	349,427
20,850	Rex Energy Corp.*	271,467
16,000	Stone Energy Corp.*	328,320
12,100	Swift Energy Co.*	186,219
7,700	Tesoro Corp.	339,185
46,840	Vaalco Energy, Inc.*	405,166
22,900	W&T Offshore, Inc.‡	367,087
21,600	Western Refining, Inc.‡	608,904
11,200	WPX Energy, Inc.*	166,656

		16,095,322

	Oil & Gas Services — 0.7%

48,600	Helix Energy Solutions Group, Inc.*	1,003,104
20,800	Mitcham Industries, Inc.*	283,504
50,900	Tesco Corp.*	579,751
49,920	TETRA Technologies, Inc.*	378,893
91,400	Willbros Group, Inc.*	489,904

		2,735,156

	Packaging & Containers — 0.1%

14,925	Bemis Co., Inc.	499,391

	Pharmaceuticals — 1.6%

34,900	Allos Therapeutics, Inc.* ****	—
18,600	BioScrip, Inc.*	200,322
11,700	Hi-Tech Pharmacal Co., Inc.‡	409,266
74,900	Idenix Pharmaceuticals, Inc.* ‡	363,265
21,850	Jazz Pharmaceuticals Plc*	1,162,420
23,000	Omnicare, Inc.	830,300
24,900	PharMerica Corp.*	354,576
40,050	Sirona Dental Systems, Inc.*	2,581,623

		5,901,772

	Real Estate — 0.9%

11,920	FirstService Corp.*	336,859
161,000	Forestar Group, Inc.*	2,790,130
29,250	Hilltop Holdings, Inc.*	396,045

		3,523,034

	REITS — 6.7%

4,200	Alexandria Real Estate Equities, Inc. REIT	291,144
2,300	American Assets Trust, Inc. REIT	64,239
10,000	Ashford Hospitality Trust, Inc. REIT	105,100
29,500	Associated Estates Realty Corp. REIT	475,540

36	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	REITS — continued

128,600	BioMed Realty Trust, Inc. REIT	2,485,838
221,725	Brandywine Realty Trust REIT	2,702,828
5,100	Camden Property Trust REIT	347,871
13,300	Campus Crest Communities, Inc. REIT	163,058
102,625	CBL & Associates Properties, Inc. REIT	2,176,676
18,300	Chesapeake Lodging Trust REIT	382,104
66,100	Chimera Investment Corp. REIT	172,521
25,000	Coresite Realty Corp. REIT‡	691,500
6,600	CubeSmart REIT	96,162
2,900	Douglas Emmett, Inc. REIT	67,570
60,050	DuPont Fabros Technology, Inc. REIT‡	1,450,808
1,000	EastGroup Properties, Inc. REIT	53,810
7,900	EPR Properties REIT	364,269
2,200	Federal Realty Investment Trust REIT	228,844
4,500	First Industrial Realty Trust, Inc. REIT*	63,360
6,300	Getty Realty Corp. REIT‡	113,778
15,700	Government Properties Income Trust REIT‡	376,329
3,600	Hatteras Financial Corp. REIT	89,316
14,100	Hersha Hospitality Trust REIT	70,500
11,825	Home Properties, Inc. REIT	724,991
6,600	Hospitality Properties Trust REIT	154,572
77,600	Inland Real Estate Corp. REIT	650,288
4,500	Investors Real Estate Trust REIT	39,285
57,175	Kilroy Realty Corp. REIT	2,708,379
12,500	Liberty Property Trust REIT	447,125
17,700	LTC Properties, Inc. REIT	622,863
9,000	Mack-Cali Realty Corp. REIT	234,990
8,200	National Retail Properties, Inc. REIT	255,840
15,000	Parkway Properties, Inc. REIT	209,850
9,900	Pennsylvania Real Estate Investment Trust REIT	174,636
23,400	Piedmont Office Realty Trust, Inc. REIT	422,370
8,800	Post Properties, Inc. REIT	439,560
13,200	Potlatch Corp. REIT	517,308
3,200	PS Business Parks, Inc. REIT	207,936
51,800	Ramco-Gershenson Properties Trust REIT	689,458
14,100	Rayonier, Inc. REIT	730,803
6,300	Realty Income Corp. REIT‡	253,323
21,600	Retail Opportunity Investments Corp. REIT‡	277,776
13,400	RLJ Lodging Trust REIT	259,558
30,200	Sabra Healthcare, Inc. REIT	655,944
15,900	Senior Housing Properties Trust REIT	375,876
2,100	Sovran Self Storage, Inc. REIT	130,410
26,800	Sunstone Hotel Investors, Inc. REIT*	287,028
4,800	Taubman Centers, Inc. REIT	377,856
3,800	Washington Real Estate Investment Trust REIT	99,370
700	Weingarten Realty Investors REIT	18,739

		24,999,299

See accompanying Notes to the Schedule of Investments.	37

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Retail — 6.6%

13,100	Abercrombie & Fitch Co. Class A	628,407
7,900	bebe stores, inc.	31,521
57,950	Big Lots, Inc.*	1,649,257
350	Biglari Holdings, Inc.*	136,507
41,675	Bloomin’ Brands, Inc.*	651,797
94,380	Bob Evans Farms, Inc.	3,794,076
45,500	Brown Shoe Co., Inc.	835,835
11,000	Chico’s FAS, Inc.	203,060
7,800	Childrens Place Retail Stores (The), Inc.*	345,462
75,700	Denny’s Corp.*	369,416
11,375	Dillard’s, Inc. Class A	952,884
106,000	Foot Locker, Inc.	3,404,720
74,180	Fred’s, Inc. Class A	987,336
9,500	GameStop Corp. Class A‡	238,355
63,725	GNC Holdings, Inc. Class A	2,120,768
38,500	hhgregg, Inc.* ‡	270,270
51,900	Insight Enterprises, Inc.*	901,503
19,800	Kirkland’s, Inc.*	209,682
18,500	Movado Group, Inc.	567,580
55,290	Pep Boys — Manny, Moe & Jack (The)‡	543,500
25,884	Pier 1 Imports, Inc.	517,680
24,900	PVH Corp.	2,764,149
6,300	Red Robin Gourmet Burgers, Inc.*	222,327
11,600	Regis Corp.	196,272
309,600	Rite Aid Corp.*	421,056
15,400	Signet Jewelers, Ltd.	822,360
3,400	Stage Stores, Inc.	84,252
333,800	Wet Seal (The), Inc. Class A*	921,288

		24,791,320

	Savings & Loans — 1.3%

44,800	Capitol Federal Financial, Inc.	523,712
128,925	EverBank Financial Corp.	1,922,272
40,800	Hudson City Bancorp, Inc.	331,704
34,500	Oritani Financial Corp.	528,540
20,300	Provident Financial Services, Inc.	302,876
19,100	ViewPoint Financial Group, Inc.	399,954
49,300	Washington Federal, Inc.	831,691

		4,840,749

	Semiconductors — 2.5%

23,600	Emulex Corp.*	172,280
16,100	Entegris, Inc.*	147,798
69,600	Formfactor, Inc.*	317,376
19,900	LTX-Credence Corp.*	130,544
46,700	MKS Instruments, Inc.	1,203,926
67,050	NXP Semiconductor NV*	1,768,108
46,400	Photronics, Inc.*	276,544

38	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — continued

163,800	PMC-Sierra, Inc.*	853,398
84,400	Rudolph Technologies, Inc.*	1,135,180
82,975	Skyworks Solutions, Inc.*	1,684,393
100,100	Teradyne, Inc.*	1,690,689

		9,380,236

	Software — 1.4%

9,100	Acxiom Corp.*	158,886
59,500	Allscripts Healthcare Solutions, Inc.*	560,490
64,110	CSG Systems International, Inc.*	1,165,520
51,275	Fidelity National Information Services, Inc.	1,784,883
27,410	Quality Systems, Inc.	475,837
77,500	Schawk, Inc. ¤	1,019,900
2,300	SYNNEX Corp.*	79,074

		5,244,590

	Telecommunications — 1.2%

14,900	Atlantic Tele-Network, Inc.	546,979
3,300	Black Box Corp.	80,322
42,500	Calix, Inc.*	326,825
8,100	Comtech Telecommunications Corp.	205,578
2,500	GeoEye, Inc.*	76,825
42,100	Harmonic, Inc.*	213,447
5,100	IDT Corp. Class B	48,654
47,890	NeuStar, Inc. Class A*	2,008,028
24,500	Oplink Communications, Inc.*	381,710
6,200	Premiere Global Services, Inc.*	60,636
33,700	Sycamore Networks, Inc.	75,488
9,500	TeleNav, Inc.*	75,810
12,160	Telephone & Data Systems, Inc.	269,222
24,200	Vonage Holdings Corp.*	57,354

		4,426,878

	Textiles — 0.6%

24,045	G&K Services, Inc. Class A	821,137
21,345	UniFirst Corp.	1,565,015

		2,386,152

	Toys, Games & Hobbies — 0.0%

10,615	JAKKS Pacific, Inc.‡	132,900

	Transportation — 1.2%

6,700	Arkansas Best Corp.	63,985
4,100	Bristow Group, Inc.	220,006
43,240	Heartland Express, Inc.	565,147
16,200	Knightsbridge Tankers, Ltd.‡	85,050
55,050	Ryder System, Inc.	2,748,646

See accompanying Notes to the Schedule of Investments.	39

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares		Description	Value ($)

		Transportation — continued

28,900		Saia, Inc.*	668,168
1,900		Ship Finance International, Ltd.‡	31,597

			4,382,599

		Trucking & Leasing — 0.4%

110,320		Aircastle, Ltd.	1,383,413
1,100		Amerco, Inc.	139,491

			1,522,904

		Water — 0.6%

17,800		American States Water Co.	854,044
24,400		American Water Works Co., Inc.	905,972
7,200		California Water Service Group	132,120
18,210		PICO Holdings, Inc.*	369,117

			2,261,253

		TOTAL COMMON STOCKS (COST $331,689,436)	364,828,416

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 5.3%

		Bank Deposit — 2.5%

9,373,097		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/13	9,373,097

		Securities Lending Collateral — 2.8%

10,256,552		State Street Navigator Securities Lending Prime Portfolio***	10,256,552

		TOTAL SHORT-TERM INVESTMENTS (COST $19,629,649)	19,629,649

		TOTAL INVESTMENTS — 103.1% (Cost $351,319,085)	384,458,065

		Other Assets and Liabilities (net) — (3.1)%	(11,446,158)

		NET ASSETS — 100.0%	$373,011,907

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	¤	Illiquid security. The total market value of the securities at period end is $1,518,288 which represents 0.4% of net assets. The aggregate tax cost of these securities held at December 31, 2012 was $1,531,631.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2012 was $0.

40	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.8
Short-Term Investments	5.3
Other Assets and Liabilities (net)	(3.1)

100.0%

See accompanying Notes to the Schedule of Investments.	41

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.7%

	Australia — 3.5%

151,279	ALS Ltd.‡	1,719,184
839,433	Atlas Iron, Ltd.	1,599,953
294,129	BGP Holdings Plc* ¤ ****	—
315,121	BHP Billiton, Ltd.	12,303,487
4,224,842	Boart Longyear Group	8,472,975
223,423	Brambles, Ltd.	1,777,601
102,960	Caltex Australia, Ltd.	2,074,551
348,811	carsales.com, Ltd.	2,678,599
267,043	Computershare, Ltd.	2,513,995
84,874	CSL, Ltd.	4,793,554
868,579	Emeco Holdings, Ltd.	551,597
142,868	Flight Centre, Ltd.‡	4,050,611
1,490,716	Fortescue Metals Group, Ltd.‡	7,394,161
98,334	iiNET, Ltd.	468,636
59,047	Macquarie Group, Ltd.	2,195,457
203,207	Mineral Resources, Ltd.	2,095,604
72,490	Monadelphous Group, Ltd.‡	1,858,829
63,385	National Australia Bank, Ltd.	1,657,295
138,985	Origin Energy, Ltd.	1,700,445
568,367	Sigma Pharmaceuticals, Ltd.	436,961
443,644	Suncorp-Metway, Ltd.	4,715,665
1,291,573	Telstra Corp., Ltd.	5,882,350
5,811	TPG Telecom, Ltd.‡	15,688

	Total Australia	70,957,198

	Austria — 0.3%

41,098	Erste Group Bank AG*	1,312,587
77,818	OMV AG	2,822,409
59,439	Voestalpine AG	2,183,100

	Total Austria	6,318,096

	Belgium — 0.5%

29,295	Ageas	873,010
66,960	Belgacom SA‡	1,971,429
36,035	Colruyt SA	1,787,079
43,871	Delhaize Group‡	1,755,198
20,411	KBC Ancora*	351,158
2,532	Solvay SA	364,056
21,455	ThromboGenics NV*	1,184,173
28,619	UCB SA	1,644,491

	Total Belgium	9,930,594

	Bermuda — 0.9%

555,477	Catlin Group, Ltd.	4,492,085
1,001,000	Digital China Holdings, Ltd.	1,716,800
1,613,733	Esprit Holdings, Ltd.	2,260,499
412,340	Hiscox, Ltd.	3,003,472

42	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued

257,000	Hongkong Land Holdings, Ltd.	1,807,433
30,400	Jardine Matheson Holdings, Ltd.	1,890,599
222,000	SmarTone Telecommunications Holding, Ltd.	406,773
550,500	Yue Yuen Industrial Holdings	1,858,435

	Total Bermuda	17,436,096

	Brazil — 0.9%

79,155	Banco do Brasil SA	1,009,785
443,465	BR Malls Participacoes SA	5,875,022
33,600	Cielo SA	940,797
80,200	Ez Tec Empreendimentos e Participacoes SA	1,007,245
293,297	Itau Unibanco Holding SA, ADR	4,827,669
71,000	Light SA	779,253
200,120	Petroleo Brasileiro SA, Sponsored ADR	3,862,316

	Total Brazil	18,302,087

	Canada — 0.9%

13,850	Bank of Montreal	846,551
286,965	Cameco Corp.‡	5,645,922
168,096	Gildan Activewear, Inc.	6,133,301
165,203	Potash Corp. of Saskatchewan (Toronto Exchange)	6,716,297

	Total Canada	19,342,071

	Cayman Islands — 0.8%

2,225,000	Dongyue Group	1,487,096
1,667,678	Sands China, Ltd.	7,481,128
205,350	Tencent Holdings, Ltd.	6,666,993

	Total Cayman Islands	15,635,217

	China — 0.2%

1,029,000	China Communications Construction Co., Ltd. Class H	1,009,095
948,000	China Petroleum & Chemical Corp. Class H	1,088,411
720,000	PetroChina Co., Ltd. Class H	1,030,366

	Total China	3,127,872

	Denmark — 3.0%

351	AP Moeller — Maersk AS Class B	2,683,481
55,520	Carlsberg AS Class B	5,451,867
84,305	Christian Hansen Holding AS	2,745,293
46,640	Coloplast AS Class B	2,283,098
165,157	Danske Bank AS*	2,804,377
46,036	FLSmidth & Co. AS‡	2,686,111
253,151	GN Store Nord AS	3,708,869
25,372	Jyske Bank AS*	707,120
52,644	NKT Holding AS‡	1,901,745
125,222	Novo Nordisk AS Class B	20,426,662
35,631	Novo Nordisk AS, Sponsored ADR	5,815,335

See accompanying Notes to the Schedule of Investments.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued

75,434	Pandora AS‡	1,660,178
41,345	Sydbank AS*	733,027
732,130	TDC AS	5,182,159
6,787	Topdanmark AS*	1,454,357
212,246	Vestas Wind Systems AS* ‡	1,201,920

	Total Denmark	61,445,599

	Finland — 1.2%

498,400	Fortum OYJ	9,361,662
43,598	Metso OYJ	1,897,020
500,935	Nokia OYJ, Sponsored ADR	1,978,693
1,358,379	Nokia OYJ‡	5,335,684
82,854	Orion OYJ Class B‡	2,432,355
128,277	Tieto OYJ	2,537,812
149,908	UPM-Kymmene OYJ	1,779,350

	Total Finland	25,322,576

	France — 8.5%

914,528	Alcatel-Lucent*	1,219,842
12,325	AtoS	877,192
588,843	AXA SA	10,638,455
252,512	BNP Paribas	14,216,663
92,636	Bouygues SA	2,728,306
49,169	Cap Gemini SA	2,140,261
73,890	Casino Guichard Perrachon SA	7,099,438
6,298	Christian Dior SA	1,087,554
251,993	Cie Generale de Geophysique-Veritas*	7,585,799
29,244	Cie Generale des Etablissements Michelin	2,769,161
230,830	CNP Assurances	3,511,950
505,569	Credit Agricole SA*	4,099,940
193,493	Danone SA	12,768,993
75,104	Dassault Systemes SA	8,397,660
128,355	Etablissements Maurel et Prom	2,199,090
22,981	Euler Hermes SA	1,999,390
12,717	Eurazeo	616,212
435,856	Faurecia‡	6,908,113
209,326	France Telecom SA	2,341,405
5,505	Gecina SA REIT	613,693
40,394	Iliad SA	6,945,050
20,987	Ingenico	1,195,511
134,132	Legrand SA	5,654,633
49,026	LVMH Moet Hennessy Louis Vuitton SA	9,125,125
138,658	Metropole Television SA	2,164,862
709,248	Natixis	2,450,863
65,385	Neopost SA‡	3,453,299
69,000	Pernod-Ricard SA	8,103,957
21,567	Renault SA	1,188,495
52,190	Sanofi-Aventis	4,943,636

44	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	France — continued

33,487	Schneider Electric SA	2,494,645
322,835	SCOR SE	8,694,822
190,799	Societe Generale*	7,168,327
12,003	Sodexo	1,004,617
58,768	Thales SA	2,026,384
44,105	Total SA	2,280,085
153,331	UBISOFT Entertainment*	1,638,140
14,676	Unibail-Rodamco REIT	3,588,559
64,023	Valeo SA	3,242,561
105,159	Vivendi SA	2,365,364

	Total France	173,548,052

	Germany — 7.8%

14,157	Allianz AG	1,958,960
36,005	Aurubis AG	2,557,753
22,599	BASF SE	2,121,615
233,640	Bayer AG	22,160,981
35,300	Bayerische Motoren Werke AG	3,400,403
22,179	Brenntag AG	2,910,404
150,526	Continental AG	17,396,154
111,688	DaimlerChrysler AG	6,095,994
734,085	Deutsche Post AG	16,077,617
541,932	Deutsche Telekom AG	6,149,783
262,682	Deutsche Wohnen AG	4,845,256
121,531	Deutz AG*	566,937
24,898	Duerr AG	2,220,390
76,309	E.ON AG	1,419,401
80,019	Fresenius SE	9,198,811
267,892	GEA Group AG	8,642,419
96,230	GSW Immobilien AG	4,062,679
27,943	Hannover Rueckversicherung AG	2,172,379
36,379	HeidelbergCement AG	2,201,351
22,885	Kabel Deutschland Holding AG	1,709,292
28,090	Kloeckner & Co. SE*	332,172
66,357	Leoni AG	2,502,053
60,112	Linde AG	10,470,584
45,634	Muenchener Rueckver AG	8,183,670
61,389	Premiere AG*	334,624
79,073	Rheinmetall AG	3,799,772
17,510	SAP AG	1,401,018
27,887	SAP AG, Sponsored ADR	2,241,557
7,115	Siemens AG	772,418
51,498	Suedzucker AG	2,104,751
90,858	Symrise AG	3,249,133
238,270	TAG Immobilien AG	2,990,857
103,145	TUI AG*	1,068,646
10,991	Volkswagen AG	2,358,450

	Total Germany	159,678,284

See accompanying Notes to the Schedule of Investments.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Greece — 0.1%

263,541	Hellenic Telecommunications Organization SA*	1,787,963
72,007	OPAP SA	515,192
73,658	Public Power Corp. SA*	576,239

	Total Greece	2,879,394

	Hong Kong — 1.7%

424,400	AIA Group, Ltd.	1,691,420
1,224,000	Champion REIT	588,483
1,979,010	China Overseas Land & Investment, Ltd.	5,994,749
2,605,300	China Resources Power Holdings Co., Ltd.	6,666,442
811,830	China Unicom Hong Kong, Ltd.	1,314,274
504,000	Hutchison Whampoa, Ltd.	5,346,584
5,312,061	Lenovo Group, Ltd.	4,856,229
265,500	MTR Corp., Ltd.	1,050,976
1,241,000	New World Development, Ltd.	1,950,858
4,327,000	PCCW, Ltd.	1,911,486
232,500	Swire Pacific, Ltd. Class A	2,889,256
49,000	Television Broadcasts, Ltd.	367,805

	Total Hong Kong	34,628,562

	India — 0.3%

3,101,324	Power Grid Corp. of India, Ltd.	6,521,461

	Indonesia — 0.5%

6,826,250	Bank Rakyat Indonesia Persero Tbk PT	4,971,367
254,000	Indo Tambangraya Megah Tbk PT	1,096,677
4,779,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,159,344
644,000	Tambang Batubara Bukit Asam Persero Tbk PT	1,013,778
547,000	United Tractors Tbk PT	1,124,301
4,228,500	Vale Indonesia Tbk PT	1,037,452

	Total Indonesia	10,402,919

	Ireland — 0.6%

380,189	CRH Plc	7,952,471
4,376,010	Governor & Co. of the Bank of Ireland (The)*	653,458
32,673	Paddy Power Plc	2,725,248

	Total Ireland	11,331,177

	Israel — 0.4%

196,234	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,327,378

	Italy — 3.1%

284,600	Assicurazioni Generali Spa	5,185,209
109,963	Azimut Holding Spa	1,584,780
91,988	Banca Popolare dell’Emilia Romagna Scarl	639,336
675,596	Beni Stabili Spa REIT	398,714
90,030	Buzzi Unicem Spa	1,265,877
11,966	Danieli & C. Officine Meccaniche Spa	343,876

46	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

23,241	Danieli & C. Officine Meccaniche Spa-RSP	391,078
662,813	Enel Spa	2,754,317
465,115	ENI Spa	11,460,695
32,677	Exor Spa	822,373
185,012	Fiat Spa (MIL Exchange)*	933,424
338,349	Gemina Spa*	485,159
3,453,526	Intesa Sanpaolo Spa	5,967,591
383,751	Intesa Sanpaolo Spa-RSP	543,736
31,975	Lottomatica Spa	726,792
120,240	Mediolanum Spa‡	611,417
968,187	Milano Assicurazioni Spa*	406,642
83,820	Pirelli & C. Spa	960,534
75,138	Salvatore Ferragamo Italia Spa	1,651,119
4,943,231	Telecom Italia Spa	4,463,040
6,456,099	Telecom Italia Spa-RNC	5,102,727
3,174,758	UniCredit Spa*	15,658,830
135,768	Unione di Banche Italiane SCPA	632,526

	Total Italy	62,989,792

	Japan — 21.9%

5,100	3-D Matrix, Ltd.*	242,673
97,700	Advantest Corp.	1,544,938
62,400	Aeon Credit Service Co., Ltd.	1,262,343
38,700	Aica Kogyo Co., Ltd.	626,128
556,150	Aiful Corp.*	3,810,345
60,100	Aisin Seiki Co., Ltd.	1,878,044
168,000	Ajinomoto Co., Inc.	2,227,196
92,300	Alpine Electronics, Inc.	853,927
265,000	Amada Co., Ltd.	1,727,696
242,000	Asahi Glass Co., Ltd.	1,761,672
133,400	Astellas Pharma, Inc.	6,004,281
148,400	Bridgestone Corp.	3,854,255
16,200	Calbee, Inc.	1,142,543
279,000	Calsonic Kansei Corp.	1,153,860
6,200	Canon Marketing Japan, Inc.	88,600
103,400	Canon, Inc.	4,063,546
222,000	Central Glass Co., Ltd.	746,546
16,000	Central Japan Railway Co.	1,300,723
259,294	Chiba Bank, Ltd. (The)	1,520,022
98,000	Chiyoda Corp.	1,406,012
138,500	Citizen Holdings Co., Ltd.	733,574
53,700	Coca-Cola Central Japan Co., Ltd.	663,468
115,700	COMSYS Holdings Corp.	1,491,499
22,900	Cosmos Pharmaceutical Corp.	2,273,931
47,600	Credit Saison Co., Ltd.	1,192,658
420	Cyber Agent, Inc.	862,227
2,643	Dai-ichi Life Insurance Co., Ltd. (The)	3,726,131
199,000	Daicel Corp.	1,319,310

See accompanying Notes to the Schedule of Investments.	47

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

65,500	Daifuku Co., Ltd.	422,631
151,000	Daihatsu Motor Co., Ltd.	2,992,595
122,900	Daiichi Sanyko Co., Ltd.	1,888,931
236,060	Daikin Industries, Ltd.	8,127,078
629,130	Daiwa House Industry Co., Ltd.	10,846,563
1,011,246	Daiwa Securities Group, Inc.	5,643,396
170,950	Dena Co., Ltd.	5,632,034
142,600	Denso Corp.	4,971,512
193,000	Dowa Holdings Co., Ltd.	1,252,777
2,245	eAccess, Ltd.* ****	1,653,607
36,000	East Japan Railway Co.	2,332,204
16,900	FamilyMart Co., Ltd.	697,042
296,000	Fuji Heavy Industries, Ltd.	3,734,343
3,278	Fuji Media Holdings, Inc.	4,964,965
221,000	FUJIFILM Holdings Corp.	4,460,043
80,000	Fujikura, Ltd.	248,330
199,000	Fujitsu General, Ltd.	1,885,061
577,000	Fujitsu, Ltd.	2,427,397
517,000	Fukuoka Financial Group, Inc.	2,073,342
29,400	Funai Electric Co., Ltd.	384,035
28,800	Fuyo General Lease Co., Ltd.	933,861
75,997	Glory, Ltd.	1,763,875
254,294	Hachijuni Bank, Ltd. (The)	1,279,022
427,000	Hino Motors, Ltd.	3,836,561
26,800	Hirose Electric Co., Ltd.	3,214,909
21,059	Hisamitsu Pharmaceutical Co., Inc.	1,046,220
31,900	Hitachi Capital Corp.	658,173
34,300	Hitachi High-Technologies Corp.	711,020
184,000	Hitachi, Ltd.	1,084,992
69,900	Honda Motor Co., Ltd.	2,581,469
297,000	IHI Corp.	764,907
1,484	Inpex Holdings, Inc.	7,935,460
451,000	Isuzu Motors, Ltd.	2,691,821
53,600	Ito En, Ltd.	986,194
127,600	Itochu Corp.	1,349,578
44,000	Japan Airlines Co., Ltd.*	1,886,993
63,000	Japan Aviation Electronics Industry, Ltd.	467,738
83,000	Japan Securities Finance Co., Ltd.	534,392
560,900	Japan Tobacco, Inc.	15,843,804
33,000	JGC Corp.	1,030,045
365,714	Joyo Bank, Ltd. (The)	1,731,625
79,800	JTEKT Corp.	762,519
528,600	JX Holdings, Inc.	2,983,051
259,000	Kaneka Corp.	1,305,174
472,008	Kao Corp.	12,322,073
142,000	Kawasaki Heavy Industries, Ltd.	386,654
343,490	KDDI Corp.	24,310,120
210,000	Kirin Holdings Co., Ltd.	2,472,438
65,200	Kobayashi Pharmaceutical Co., Ltd.	3,102,220

48	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

224,850	Komatsu, Ltd.	5,765,104
413,500	Konica Minolta Holdings, Inc.	2,984,904
71,786	Kose Corp.	1,503,181
80,373	Lawson, Inc.	5,473,964
18,600	Ministop Co., Ltd.	312,607
397,000	Mitsubishi Chemical Holdings Corp.	1,984,205
66,000	Mitsubishi Estate Co., Ltd.	1,580,919
306,000	Mitsubishi Heavy Industries, Ltd.	1,482,666
221,000	Mitsubishi Materials Corp.	754,770
297,200	Mitsubishi UFJ Financial Group, Inc.	1,602,419
14,650	Mitsubishi UFJ Lease & Finance Co., Ltd.	631,321
598,000	Mitsui Chemicals, Inc.	1,565,051
90,000	Mitsui Sugar Co., Ltd.	259,319
221,000	Morinaga Milk Industry Co., Ltd.	708,424
194,500	MS&AD Insurance Group Holdings	3,893,455
63,500	Namco Bandai Holdings, Inc.	825,153
486,000	NEC Corp.*	1,025,365
100,900	Nexon Co., Ltd.*	1,020,401
31,000	NGK Insulators, Ltd.	365,289
67,830	Nidec Corp.	3,974,147
131,400	Nihon Kohden Corp.	3,991,972
53,200	Nikon Corp.	1,573,740
20,200	Nintendo Co., Ltd.	2,159,582
81,000	Nippon Flour Mills Co., Ltd.	328,126
83,000	Nippon Sharyo, Ltd.	317,193
72,000	Nippon Shokubai Co., Ltd.	735,504
241,000	Nippon Telegraph & Telephone Corp.	10,143,404
230,000	Nippon Television Network Corp.	3,064,772
400,000	Nishimatsu Construction Co., Ltd.	832,833
114,800	Nissan Chemical Industries, Ltd.	1,362,080
107,800	Nissan Motor Company, Ltd.	1,025,190
74,600	Nisshin Steel Holdings Co., Ltd.*	687,561
71,000	Nisshinbo Holdings, Inc.	601,984
25,500	Nitto Denko Corp.	1,257,080
130,900	NKSJ Holdings, Inc.	2,793,235
643,100	Nomura Holdings, Inc.	3,804,504
51,200	Nomura Real Estate Holdings, Inc.	978,672
191,041	Nomura Research Institute, Ltd.	3,962,362
383,241	North Pacific Bank, Ltd.*	1,076,716
4,819	NTT DoCoMo, Inc.	6,934,407
14,120	Obic Co., Ltd.	2,815,747
771,000	Oki Electric Industry Co., Ltd.*	939,688
21,800	Ono Pharmaceutical Co., Ltd.	1,114,655
29,100	Oracle Corp. Japan	1,215,200
408,000	Orient Corp.*	1,561,063
118,460	Orix Corp.	13,393,173
53,900	OSG Corp.	749,768
121,300	Otsuka Holdings Co., Ltd.	3,412,178
139,000	Pacific Metals Co., Ltd.	660,546

See accompanying Notes to the Schedule of Investments.	49

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

314,300	Pioneer Corp.*	786,772
26,400	Pola Orbis Holdings, Inc.	758,614
210,000	Press Kogyo Co., Ltd.	959,437
805,190	Rakuten, Inc.*	6,291,783
626,200	Resona Holdings, Inc.	2,844,657
133,000	Ricoh Company, Ltd.	1,415,764
18,000	Rohm Co., Ltd.	585,902
29,034	Sankyo Co., Ltd.	1,151,136
80,633	Santen Pharmaceutical Co., Ltd.	3,093,233
64,200	Seven & I Holdings Co., Ltd.	1,810,459
156,880	Shin-Etsu Chemical Co., Ltd.	9,600,987
62,700	Shinko Electric Industries Co., Ltd.	496,235
42,500	Shionogi & Co., Ltd.	709,346
114,800	Showa Corp.	1,134,349
1,368	SKY Perfect JSAT Holdings, Inc.	569,437
87,500	Sodick Co., Ltd.	409,697
24,800	Softbank Corp.	909,259
67,229	Sony Corp., Sponsored ADR	752,965
54,200	Sony Corp.	607,661
123,600	Sony Financial Holdings, Inc.	2,227,702
916,000	Sumitomo Chemical Co., Ltd.	2,895,695
98,300	Sumitomo Corp.	1,262,465
221,900	Sumitomo Electric Industries, Ltd.	2,572,922
37,600	Sumitomo Forestry Co., Ltd.	356,123
284,241	Sumitomo Mitsui Financial Group	10,346,500
9,300	Sumitomo Rubber Industries, Ltd.	112,586
56,700	Suzuki Motor Corp.	1,485,151
73,800	Tachi-S Co., Ltd.	1,268,130
55,000	Takeda Pharmaceutical Co., Ltd.	2,462,761
42,200	TDK Corp.	1,537,580
20,700	THK Co., Ltd.	372,703
370,000	Toagosei Co., Ltd.	1,451,427
272,580	Tokio Marine Holdings, Inc.	7,615,017
27,100	Tokyo Electron, Ltd.	1,249,409
152,000	Tokyo Tatemono Co., Ltd.	782,084
101,000	Tokyu Land Corp.	739,780
226,000	Toppan Printing Co., Ltd.	1,395,183
799,480	TOTO, Ltd.	6,017,187
46,600	Toyota Industries Corp.	1,490,424
333,320	Toyota Motor Corp.	15,588,823
8,212	Toyota Motor Corp., Sponsored ADR	765,769
41,700	Toyota Tsusho Corp.	1,031,600
80,000	Tsugami Corp.	521,824
21,800	Unipres Corp.	480,646
28,777	USS Co., Ltd.	2,988,731
33,400	West Japan Railway Co.	1,317,957
380,862	Yamato Holdings Co., Ltd.	5,802,590
620,620	Yokogawa Electric Corp.	6,764,653

50	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

184,000	Yokohama Rubber Co., Ltd. (The)	1,334,400

	Total Japan	446,424,056

	Luxembourg — 0.4%

30,101	Aperam	455,680
379,414	Tenaris SA‡	7,899,979

	Total Luxembourg	8,355,659

	Malaysia — 0.1%

528,400	Boustead Holdings Bhd	901,070
814,000	Genting Malaysia Bhd	948,701
289,300	Sime Darby Bhd	901,572

	Total Malaysia	2,751,343

	Malta — 0.0%

31,613	Unibet Group Plc, SDR	1,008,677

	Mauritius — 0.1%

3,170,000	Golden Agri-Resources, Ltd.‡	1,706,597

	Mexico — 0.4%

505,000	Alfa SAB de CV Class A	1,068,643
225,669	America Movil SA de CV Series L, ADR	5,221,981
293,900	Grupo Mexico SAB de CV Series B	1,055,333

	Total Mexico	7,345,957

	Netherlands — 2.6%

370,970	Aegon NV	2,361,344
212,131	Aegon NV, ADR	1,366,124
15,609	Akzo Nobel NV	1,028,781
93,237	ASM International NV	3,409,038
33,613	Corio NV REIT	1,527,366
163,095	Delta Lloyd NV	2,711,105
62,886	Eurocommercial Properties NV REIT	2,506,379
38,028	Heineken Holding NV	2,080,602
180,194	Heineken NV	12,005,347
1,238,441	ING Groep NV, GDR*	11,828,919
92,542	ING Groep NV, Sponsored ADR*	878,224
132,562	Koninklijke Ahold NV	1,758,714
36,110	Koninklijke DSM NV	2,172,506
34,125	Koninklijke Philips Electronics NV	914,440
158,627	Royal KPN NV	783,522
626,865	STMicroelectronics NV	4,565,110
22,387	Wereldhave NV	1,441,328

	Total Netherlands	53,338,849

See accompanying Notes to the Schedule of Investments.	51

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	New Zealand — 0.2%

192,134	Ryman Healthcare, Ltd.	723,025
182,075	Sky City Entertainment Group, Ltd.	570,735
1,031,832	Telecom Corp. of New Zealand, Ltd.	1,948,029

	Total New Zealand	3,241,789

	Norway — 1.5%

893,777	DnB NOR ASA	11,377,555
42,752	Fred Olsen Energy ASA	1,867,096
675,866	Marine Harvest ASA*	625,542
311,976	Petroleum Geo-Services ASA	5,390,545
64,211	Schibsted ASA	2,734,577
73,768	Statoil ASA	1,848,645
352,190	Storebrand ASA*	1,725,571
125,274	TGS Nopec Geophysical Co. ASA	4,099,733
39,092	Yara International ASA	1,937,765

	Total Norway	31,607,029

	Portugal — 0.1%

846,533	EDP — Energias de Portugal SA	2,541,593
411,974	Sonae	376,801

	Total Portugal	2,918,394

	Singapore — 1.0%

751,843	DBS Group Holdings, Ltd.	9,203,932
999,000	First Resources, Ltd.	1,664,270
344,000	Frasers Commercial Trust REIT	373,135
1,445,000	Indofood Agri Resources, Ltd.	1,592,446
192,000	Keppel Corp., Ltd.	1,744,676
390,000	M1, Ltd.	866,403
174,000	Parkway Life Real Estate Investment Trust REIT	306,891
1,200,000	STX OSV Holdings, Ltd.‡	1,293,186
239,230	Venture Corp., Ltd.	1,582,888
1,997,000	Yangzijiang Shipbuilding Holdings, Ltd.‡	1,582,190

	Total Singapore	20,210,017

	South Africa — 0.4%

13,873	Kumba Iron Ore, Ltd.	947,264
128,493	Sasol, Ltd.	5,573,956
298,702	Steinhoff International Holdings, Ltd.*	975,451

	Total South Africa	7,496,671

	South Korea — 1.1%

344,836	Celltrion, Inc.	8,420,362
28,160	Hana Financial Group, Inc.	920,594
4,258	Hyundai Heavy Industries Co., Ltd.	971,558
3,371	Hyundai Mobis	914,305
29,269	Hyundai Motor Co.	6,024,311

52	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

15,346	Kia Motors Corp.	816,579
3,258	Lotte Shopping Co., Ltd.	1,150,523
1,699	Samsung Electronics Co., Ltd.	2,431,652

	Total South Korea	21,649,884

	Spain — 1.8%

259,595	Amadeus IT Holding SA‡	6,506,695
669,097	Banco Bilbao Vizcaya Argentaria SA	6,135,325
461,314	Banco Santander SA	3,715,244
8,965	Corp. Financiera Alba SA	425,354
54,891	Duro Felguera SA	351,036
121,848	Endesa SA‡	2,717,768
19,162	Ferrovial SA	282,195
24,670	Fomento de Construcciones y Contratas SA	305,131
69,953	Grifols SA*	2,458,290
62,370	Inditex SA	8,727,639
886,823	Mapfre SA‡	2,733,936
31,235	Tecnicas Reunidas SA	1,450,793

	Total Spain	35,809,406

	Sweden — 3.7%

38,578	Betsson AB	1,196,465
105,584	Boliden AB	2,006,137
64,109	Fabege AB	648,677
12,436	Getinge AB	421,134
53,494	Hennes & Mauritz AB Class B	1,858,224
62,961	Holmen AB	1,872,344
38,259	Industrivarden AB	636,048
119,489	Investment AB Kinnevik Class B	2,495,870
67,570	Investment AB Oresund* ¤	1,062,039
239,503	Investor AB Class B	6,279,525
101,072	JM AB‡	1,809,551
93,048	Meda AB	958,635
1,621,463	Nordea Bank AB	15,523,581
98,800	Saab AB	2,060,237
485,183	Skandinaviska Enskilda Banken AB	4,135,974
85,733	SSAB AB	755,734
321,892	Svenska Cellulosa AB Class B	7,043,937
201,117	Svenska Handelsbanken AB Series A	7,203,470
276,751	Swedbank AB	5,444,090
21,672	Swedish Match AB	729,672
942,151	Telefonaktiebolaget LM Ericsson	9,473,053
82,110	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	829,311
280,303	TeliaSonera AB	1,908,611

	Total Sweden	76,352,319

See accompanying Notes to the Schedule of Investments.	53

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 7.1%

91,829	ABB, Ltd.	1,905,271
151,587	Aryzta AG	7,771,699
3,856	Baloise-Holding AG	336,252
9,667	Bucher Industries AG	1,911,089
29,421	Cie Financiere Richemont SA	2,350,806
36,485	Credit Suisse Group	914,757
13,178	Dufry AG*	1,742,421
14,102	Geberit AG	3,119,487
4,849	Georg Fischer AG	1,952,800
4,685	Givaudan SA	4,963,131
1,811	Helvetia Holding AG	687,418
106,397	Julius Baer Group, Ltd.	3,825,092
347,967	Nestle SA	22,661,097
5,346	PSP Swiss Property AG	506,968
116,832	Roche Holding AG	23,783,386
14,353	Schindler Holding AG	2,071,579
4,758	SGS SA	10,561,554
32,452	Swiss Life Holding	4,327,856
199,220	Swiss Re, Ltd.	14,528,805
27,130	Syngenta AG	10,935,413
28,375	Transocean, Ltd.	1,266,868
37,387	Transocean, Ltd.	1,669,330
451,736	UBS AG	7,098,646
52,844	Zurich Insurance Group AG	14,119,239

	Total Switzerland	145,010,964

	Taiwan — 0.4%

181,280	Asustek Computer, Inc.	2,046,968
365,287	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	6,268,325

	Total Taiwan	8,315,293

	Thailand — 0.5%

1,129,470	Advanced Info Service PCL (Registered Shares)	7,769,451
2,150,250	Krung Thai Bank PCL	1,405,852
87,100	PTT PCL	949,739

	Total Thailand	10,125,042

	United Kingdom — 18.2%

2,369,762	Aberdeen Asset Management Plc	14,061,474
713,408	Alent Plc*	3,580,985
52,048	Amec Plc	852,101
229,945	Amlin Plc	1,397,773
29,285	Anglo American Plc	916,543
30,016	ARM Holdings Plc, Sponsored ADR	1,135,505
346,727	Ashtead Group Plc	2,461,972
65,519	AstraZeneca Plc, Sponsored ADR	3,097,083
42,382	AstraZeneca Plc	2,004,921
744,842	Aviva Plc	4,499,369

54	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

126,034	Babcock International Group Plc	1,957,154
59,454	BAE Systems Plc	326,850
451,275	Balfour Beatty Plc	2,017,981
2,906,626	Barclays Plc	12,560,043
135,783	Barclays Plc, Sponsored ADR	2,351,762
938,647	Barratt Developments Plc*	3,176,887
51,705	Berendsen Plc	492,832
23,146	BHP Billiton Plc, ADR	1,628,784
80,668	Bodycote Plc	598,670
1,667,123	BP Plc	11,558,570
324,753	British American Tobacco Plc	16,465,890
70,914	British American Tobacco Plc, Sponsored ADR	7,180,042
1,001,516	BT Group Plc	3,777,652
340,750	Bunzl Plc	5,567,289
76,514	Burberry Group Plc	1,567,603
623,461	Cairn Energy Plc	2,733,081
154,628	Capita Group Plc	1,915,936
252,117	Capital & Counties Properties Plc	994,247
365,170	Chemring Group Plc	1,369,600
1,772,208	Cobham Plc	6,449,276
638,000	Compass Group Plc	7,550,355
1,284,320	DSG International Plc*	596,020
179,146	easyJet Plc	2,253,647
28,562	Experian Plc	461,782
309,203	Fenner Plc	1,974,981
393,276	GlaxoSmithKline Plc, Sponsored ADR	17,095,708
465,262	GlaxoSmithKline Plc	10,108,110
12,858	Go-Ahead Group Plc	266,801
427,456	Halma Plc	3,223,554
84,222	Hargreaves Lansdown Plc	936,496
614,666	Hays Plc	826,185
136,227	HSBC Holdings Plc, Sponsored ADR	7,229,567
185,600	HSBC Holdings Plc	1,970,278
2,403,955	HSBC Holdings Plc (Ordinary Shares)	25,442,671
388,258	ICAP Plc	1,987,615
144,312	IG Group Holdings Plc	1,057,286
125,195	IMI Plc	2,228,132
52,484	Imperial Tobacco Group Plc	2,027,973
51,929	Inchcape Plc	365,533
75,948	Informa Plc	562,223
24,904	InterContinental Hotels Group Plc, ADR	692,829
1,159,814	ITV Plc	1,990,982
153,670	Jardine Lloyd Thompson Group Plc	2,017,192
425,681	Kingfisher Plc	1,967,445
87,098	Land Securities Group Plc REIT	1,178,310
921,174	Legal & General Group Plc	2,225,351
6,373,555	Lloyds TSB Group Plc*	5,110,292
110,698	London Stock Exchange Group Plc	1,934,850
174,943	Lonmin Plc	819,786

See accompanying Notes to the Schedule of Investments.	55

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

313,880	Meggitt Plc	1,957,935
213,391	Mitchells & Butlers Plc*	1,150,826
199,471	Mondi Plc	2,152,875
62,900	Next Plc	3,884,745
1,114,968	Old Mutual Plc	3,313,930
240,480	Pearson Plc	4,704,268
145,304	Persimmon Plc	1,920,156
76,683	Petrofac, Ltd.	2,078,904
38,875	Provident Financial Plc	870,635
1,119,758	Prudential Plc	15,634,406
792,906	QinetiQ Group Plc	2,330,187
183,360	Reckitt Benckiser Group Plc	11,493,785
185,047	Reed Elsevier Plc	1,944,231
645,096	Resolution, Ltd.	2,576,819
19,072	Rightmove Plc	439,603
223,332	Rolls-Royce Holdings Plc	3,219,907
733,894	Royal Bank of Scotland Group Plc*	3,955,219
55,110	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	1,892,574
349,018	Royal Dutch Shell Plc Class A (London Exchange)	12,340,365
176,002	SABMiller Plc	8,289,436
148,428	Shire Plc	4,561,617
108,047	Smiths Group Plc	2,128,085
173,118	Spectris Plc	5,802,565
368,515	Stagecoach Group Plc	1,822,274
408,828	Standard Chartered Plc	10,369,949
601,107	Standard Life Plc	3,212,788
3,341,626	Taylor Wimpey Plc	3,643,939
37,145	Telecity Group Plc	487,263
392,318	Thomas Cook Group Plc*	310,802
239,170	TUI Travel Plc	1,113,748
74,901	Ultra Electronics Holdings Plc	2,006,184
131,938	United Business Media, Ltd.	1,525,151
132,865	Vectura Group Plc*	184,896
713,408	Vesuvius Plc	4,037,486
3,153,879	Vodafone Group Plc	7,936,715
193,123	WH Smith Plc	2,158,057
886,838	William Hill Plc	5,040,170
131,931	WPP Plc	1,919,157
49,792	Xstrata Plc	886,177

	Total United Kingdom	370,097,658

	TOTAL COMMON STOCKS (COST $1,774,102,921)	1,970,890,029

	INVESTMENT COMPANY — 0.7%

	United States — 0.7%

244,524	iShares MSCI EAFE Index Fund	13,893,854

	TOTAL INVESTMENT COMPANY (COST $13,321,224)	13,893,854

56	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 1.0%

	Brazil — 0.1%

63,100	Bradespar SA, 5.79%	1,034,656
152,100	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 24.86%	1,261,774

	Total Brazil	2,296,430

	Germany — 0.9%

111,345	Henkel AG & Co. KGaA, 1.32%	9,133,265
44,113	Volkswagen AG, 1.78%	10,024,176

	Total Germany	19,157,441

	TOTAL PREFERRED STOCKS (COST $17,349,350)	21,453,871

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%
12,756,064	OTC Euro versus Japanese Yen with Barclay’s Capital, Inc., Strike Price $121.25, Expires 03/26/13	83,415

	TOTAL CALL OPTIONS PURCHASED (COST $321,082)	83,415

	Put Options — 0.0%
353,205,535	OTC Japanese Yen versus U.S. Dollar with Deutsche Bank Securities, Strike Price $85.70, Expires 07/23/13	134,812
512,881,300	OTC Japanese Yen versus U.S. Dollar with Deutsche Bank Securities, Strike Price $90.70, Expires 03/26/13	28,472
555,203,500	OTC Japanese Yen versus U.S. Dollar with JP Morgan Securities, Inc., Strike Price $84.00, Expires 01/21/13	202,490

	TOTAL PUT OPTIONS PURCHASED (COST $235,329)	365,774

	TOTAL OPTIONS PURCHASED (COST $556,411)	449,189

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.8%

	Bank Deposit — 1.7%

34,057,379	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/13	34,057,379

	Securities Lending Collateral — 2.1%

42,305,615	State Street Navigator Securities Lending Prime Portfolio***	42,305,615

	TOTAL SHORT-TERM INVESTMENTS (COST $76,362,994)	76,362,994

	TOTAL INVESTMENTS — 102.2% (Cost $1,881,692,900)	2,083,049,937

	Other Assets and Liabilities (net) — (2.2)%	(45,202,090)

	NET ASSETS — 100.0%	$2,037,847,847

See accompanying Notes to the Schedule of Investments.	57

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depository Receipt

*	Non-income producing security

‡	All or a portion of this security is out on loan.

¤	Illiquid security. The total market value of the securities at period end is $1,062,039 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2012 was $1,000,291.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,653,607 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2012 was $1,243,541.

58	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	11.3
Insurance	8.0
Pharmaceuticals	6.5
Telecommunications	6.5
Chemicals	4.7
Oil & Gas	4.0
Diversified Financial Services	3.7
Auto Manufacturers	3.3
Food	3.2
Auto Parts & Equipment	2.8
Agriculture	2.5
Retail	2.1
Beverages	2.0
Electronics	1.7
Transportation	1.7
Building Materials	1.6
Electric	1.6
Holding Companies — Diversified	1.6
Commercial Services	1.5
Mining	1.5
Real Estate	1.5
Internet	1.4
Media	1.4
Miscellaneous — Manufacturing	1.4
Software	1.4
Engineering & Construction	1.3
Oil & Gas Services	1.1
Aerospace & Defense	1.0
Home Builders	1.0
Household Products & Wares	1.0
Machinery — Diversified	1.0
Semiconductors	1.0
Computers	0.9
Health Care — Products	0.9
Apparel	0.7
Biotechnology	0.7
Cosmetics & Personal Care	0.7
Unaffiliated Fund	0.7
Electrical Components & Equipment	0.6
Entertainment	0.6
Forest Products & Paper	0.6
Investment Companies	0.6
Iron & Steel	0.6
REITS	0.6
Lodging	0.5
Metal Fabricate & Hardware	0.5
Distribution & Wholesale	0.4
Food Service	0.4
Machinery — Construction & Mining	0.4
Leisure Time	0.3

See accompanying Notes to the Schedule of Investments.	59

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Office & Business Equipment	0.3
Shipbuilding	0.3
Airlines	0.2
Coal	0.1
Energy-Alternate Sources	0.1
Hand & Machine Tools	0.1
Health Care — Services	0.1
Home Furnishings	0.1
Toys, Games & Hobbies	0.1
Textiles	0.0
Short-Term Investments and Other Assets and Liabilities (net)	1.6

100.0%

60	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	DEBT OBLIGATIONS — 94.7%

	Asset Backed Securities — 3.3%

44,317	ACE Securities Corp., Series 2005-SD3, Class A, 0.61%, due 08/25/45†	43,266
33,768	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	33,430
344,652	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.55%, due 04/25/34†	331,166
292,552	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.18%, due 12/15/33†	270,741
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 3.15%, due 03/20/17 144A	222,262
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, due 05/20/18 144A	263,913
200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.10%, due 03/20/19 144A	204,283
32,618	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.88%, due 02/28/44†	31,818
58,865	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.84%, due 05/28/44†	58,029
172,935	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.78%, due 09/25/34†	168,253
282,154	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.57%, due 09/25/35†	266,611
44,332	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.61%, due 12/25/42†	42,354
53,463	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.32%, due 12/25/36†	53,326
1,465,976	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,756,679
843,685	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	989,779
2,700,000	Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, due 10/16/17	2,699,027
317,640	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.41%, due 11/25/45† 144A	296,320
76,073	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A, 0.28%, due 05/25/37†	55,840
118,024	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	126,427
32,023	Continental Airlines Pass Through Trust, Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	32,983
215,985	Continental Airlines Pass Through Trust, Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	227,864
307,508	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.80%, due 10/01/22	335,184
42,871	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.44%, due 12/15/35†	23,751
97,297	CVS Pass-Through Trust, 5.88%, due 01/10/28	112,325
227,134	CVS Pass-Through Trust, 6.04%, due 12/10/28	266,292
53,231	CVS Pass-Through Trust, 6.94%, due 01/10/30	67,186
212,908	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	237,648
425,000	Greenpoint Manufactured Housing, Series 1999-2, Class A2, 2.98%, due 03/18/29†	352,954
250,000	Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, 3.60%, due 06/19/29†	224,979
250,000	Greenpoint Manufactured Housing, Series 1999-4, Class A2, 3.71%, due 02/20/30†	212,174
375,000	Greenpoint Manufactured Housing, Series 2001-2, Class IA2, 3.71%, due 02/20/32†	320,043
500,000	Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, 3.71%, due 03/13/32†	419,973

See accompanying Notes to the Schedule of Investments.	61

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Asset Backed Securities — continued

28,663	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.65%, due 07/25/30†	28,363
222,106	GSAA Trust, Series 2006-14, Class A1, 0.26%, due 09/25/36†	103,231
377,112	GSAMP Trust, Series 2004-SEA2, Class A2B, 0.76%, due 03/25/34†	372,520
157,425	GSAMP Trust, Series 2006-S4, Class A1, 0.30%, due 05/25/36†	24,672
410,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	446,157
480,453	Home Equity Asset Trust, Series 2003-8, Class M1, 1.29%, due 04/25/34†	426,521
807,405	Keycorp Student Loan Trust, Series 2003-A, Class 1A2, 0.58%, due 10/25/32†	746,570
163,894	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A, 0.32%, due 03/25/37†	108,978
442,393	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.23%, due 10/25/33†	397,391
401,656	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.41%, due 06/25/33†	374,893
304,617	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.26%, due 06/25/33†	287,341
122,561	Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2FP, 0.36%, due 02/25/37†	64,932
1,100,000	Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 4.09%, due 03/22/32†	952,530
253,022	Novastar Home Equity Loan, Series 2003-3, Class A3, 1.11%, due 12/25/33†	224,664
260,714	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, 1.27%, due 12/25/33†	228,943
1,700,000	Origen Manufactured Housing, Series 2006-A, Class A2, 2.58%, due 10/15/37†	1,118,969
1,506,682	Origen Manufactured Housing, Series 2007-A, Class A2, 2.31%, due 04/15/37†	980,375
3,600,000	RASC Trust, Series 2005-EMX4, Class M1, 0.64%, due 11/25/35†	3,503,896
155,509	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	81,713
10,307	SACO I, Inc., Series 2005-7, Class A, 0.77%, due 09/25/35†	10,133
330,743	SACO I, Inc., Series 2006-5, Class 1A, 0.51%, due 04/25/36†	139,363
123,702	SACO I, Inc., Series 2006-6, Class A, 0.47%, due 06/25/36†	68,976
607,660	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.90%, due 05/25/35†	559,572
1,100,000	SLM Student Loan Trust, Series 2002-5, Class B, 0.74%, due 09/16/24†	1,009,856
500,000	SLM Student Loan Trust, Series 2003-11, Class A6, 0.60%, due 12/15/25† 144A	479,624
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.62%, due 01/25/18†	540,299
1,533,040	SLM Student Loan Trust, Series 2008-9, Class A, 1.82%, due 04/25/23†	1,599,429
606,710	SLM Student Loan Trust, Series 2009-CT, Class 1A, 2.35%, due 04/15/39¤ † 144A	610,666
2,177,439	SLM Student Loan Trust, Series 2009-D, Class A, 3.50%, due 08/17/43¤ † 144A	2,107,081
805,183	SLM Student Loan Trust, Series 2010-1, Class A, 0.61%, due 03/25/25†	807,191
3,293,197	SLM Student Loan Trust, Series 2010-A, Class 2A, 3.46%, due 05/16/44† 144A	3,473,840
2,000,000	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, due 10/15/30 144A	2,135,814
447,856	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	527,413
81,927	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A2, 0.32%, due 01/25/37†	48,989
64,555	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.29%, due 06/25/37†	60,559
36,688	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	36,410
619,301	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.43%, due 02/25/36† 144A	38,057
38,146	UAL Pass Through Trust, Series 2009-1, 10.40%, due 05/01/18	43,913
95,680	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	110,749
1,539,172	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.14%, due 05/25/46†	963,496

62	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Asset Backed Securities — continued

47,861	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.50%, due 07/25/45†	45,463

		36,636,432

	Bank Loans — 1.0%

497,500	Bausch & Lomb, Inc., 7 Year Term Loan, 5.25%, due 05/17/19¤	502,653
510,000	Brickman Group Holdings, Inc., Term Loan B, 5.50%, due 10/14/16¤	518,925
450,650	Capsugel Holdings U.S., Inc., Term Loan, 4.75%, due 08/01/18¤	456,283
534,856	Charter Communications, Term Loan C, 3.47%, due 09/06/16¤	538,364
30,724	CHS Community Health Systems, Inc., Term Loan, 3.81%, due 01/25/17¤	30,952
750,000	Del Monte Foods Company, Term Loan B, 4.50%, due 03/08/18¤	752,657
600,000	Delos Aircraft, Inc., Term Loan B, 4.75%, due 04/12/16	607,500
495,960	Dunkin’ Finance Corp., Term Loan B, 4.00%, due 11/23/17¤	500,195
405,986	Emergency Medical Services Corp., Term Loan, 5.25%, due 05/25/18¤	409,538
462,950	Exopack, LLC, Term Loan, 6.50%, due 05/31/17¤	462,950
438,172	Fairmount Minerals, Ltd., Term Loan B, 5.25%, due 03/15/17¤	437,468
997,500	Fotesque Metal Group, Ltd., Term Loan, 5.25%, due 10/18/17¤	1,007,553
389,248	Frac Tech International, LLC, Term Loan B, 8.50%, due 05/06/16¤	324,779
471,321	Gymboree Corp., New Term Loan, 5.00%, due 02/23/18¤	435,737
491,290	Hanger Orthopedic Group, Inc., Term Loan C, 4.00%, due 12/01/16¤	493,746
450,000	Harrahs Operating Company, Inc., Term Loan B, 5.46%, due 01/28/18¤	403,088
352,343	Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 2.76%, due 11/23/16¤	353,565
70,816	Las Vegas Sands, LLC, Extended Term Loan B, 2.76%, due 11/23/16¤	71,061
1,000,000	Schaffler AG, Term Loan C2, 6.00%, due 01/27/17¤	1,012,500
356,996	Sunguard Data Systems, Inc., Tranch B Term Loan, 3.86%, due 02/28/16¤	359,446
399,727	Univision Communications, Inc., Extended Term Loan, 4.46%, due 03/31/17¤	393,950
403,785	Walter Energy, Inc., Term Loan B, 5.75%, due 04/02/18¤	407,570
538,650	Wendy’s International, Inc., Term Loan B, 4.75%, due 05/15/19¤	544,806

		11,025,286

	Convertible Debt — 0.0%

245,000	Icahn Enterprises, LP, 4.00%, due 08/15/13†	246,837

	Corporate Debt — 33.2%

690,000	AbbVie, Inc., 1.75%, due 11/06/17 144A	698,313
420,000	AbbVie, Inc., 2.90%, due 11/06/22 144A	428,633
290,000	Access Midstream Partners LP/ACMP Finance Corp., 4.88%, due 05/15/23	294,713
230,000	Access Midstream Partners LP/ACMP Finance Corp., 5.88%, due 04/15/21	245,525
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	785,400
350,000	AK Steel Corp., 7.63%, due 05/15/20‡	306,250
300,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	229,500
105,000	Alere, Inc., 7.25%, due 07/01/18 144A	105,788
280,000	Alere, Inc., 8.63%, due 10/01/18	282,800
5,000	Alere, Inc., 9.00%, due 05/15/16	5,300
275,000	Aleris International, Inc., 7.63%, due 02/15/18	281,188
200,000	Aleris International, Inc., 7.88%, due 11/01/20 144A	200,750
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14**** †††	—
425,000	Alliant Techsystems, Inc., 6.88%, due 09/15/20	469,094
3,875,000	Ally Financial, Inc., 4.50%, due 02/11/14	3,996,094

See accompanying Notes to the Schedule of Investments.	63

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

580,000	Ally Financial, Inc., 7.50%, due 09/15/20	702,525
225,000	Ally Financial, Inc., 8.00%, due 11/01/31	286,031
50,000	Ally Financial, Inc., Senior Note, 8.00%, due 11/01/31‡	63,294
265,000	Alpha Natural Resources, Inc., 6.00%, due 06/01/19‡	245,125
35,000	Alpha Natural Resources, Inc., 6.25%, due 06/01/21‡	32,200
440,000	Altria Group, Inc., 2.85%, due 08/09/22	436,301
390,000	Altria Group, Inc., 4.75%, due 05/05/21	442,749
270,000	Altria Group, Inc., 8.50%, due 11/10/13	287,735
490,000	Altria Group, Inc., 9.25%, due 08/06/19	682,558
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	724,453
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	181,087
276,000	American Express Co., 2.65%, due 12/02/22 144A	275,497
580,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	624,950
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	1,934,468
230,000	American General Finance Corp., (MTN), 5.40%, due 12/01/15	218,500
540,000	American Honda Finance Corp., 1.00%, due 08/11/15 144A	543,393
300,000	American International Group, Inc., 3.75%, due 11/30/13 144A	307,815
525,000	American International Group, Inc., 4.25%, due 09/15/14	553,491
900,000	American International Group, Inc., 5.85%, due 01/16/18	1,066,346
260,000	American International Group, Inc., 6.40%, due 12/15/20	323,128
4,425,000	American International Group, Inc., 8.25%, due 08/15/18	5,827,636
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	493,350
210,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	212,625
200,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, due 05/20/22	223,500
301,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, due 05/20/21	328,090
310,000	Amsted Industries, Inc., 8.13%, due 03/15/18 144A	333,250
430,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	570,494
180,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	215,232
740,000	Anglo American Capital Plc, 4.45%, due 09/27/20 144A	785,122
290,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, due 07/15/22	292,432
570,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	683,167
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	414,413
250,000	ANZ National Int’l Ltd/London, 1.85%, due 10/15/15 144A	254,903
570,000	Apache Corp., 3.25%, due 04/15/22	605,275
590,000	Apache Corp., 5.25%, due 04/15/13	597,756
150,000	APERAM, 7.38%, due 04/01/16 144A	140,625
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	266,659
110,000	ARAMARK Holdings Corp., 8.63%, due 05/01/16 144A	112,889
160,000	ArcelorMittal, 5.00%, due 02/25/17	161,653
300,000	ArcelorMittal, 6.75%, due 02/25/22	315,392
125,000	ArcelorMittal, 7.25%, due 03/01/41	116,269
255,000	ArcelorMittal, 7.50%, due 10/15/39	240,364
785,000	Arch Coal, Inc., 7.00%, due 06/15/19‡	733,975
65,000	Arch Coal, Inc., 7.25%, due 10/01/20‡	60,613
60,000	Arch Coal, Inc., 7.25%, due 06/15/21‡	55,650
250,000	Ardagh Packaging Finance Plc, 9.13%, due 10/15/20‡ 144A	273,750
135,000	Ashtead Capital, Inc. Co., 6.50%, due 07/15/22†††† 144A	147,150
305,000	Associated Materials LLC, 9.13%, due 11/01/17	311,100

64	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

300,000	AT&T, Inc., 2.63%, due 12/01/22	301,147
120,000	AT&T, Inc., 3.88%, due 08/15/21	133,989
201,000	AT&T, Inc., 4.35%, due 06/15/45 144A	202,781
140,000	AT&T, Inc., 5.55%, due 08/15/41	168,671
30,000	AT&T, Inc., 5.60%, due 05/15/18	36,231
660,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	787,142
780,000	AT&T, Inc., Global Note, 6.30%, due 01/15/38	1,003,645
1,250,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,648,472
250,000	Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 6.63%, due 10/01/20 144A	260,000
275,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, due 01/15/19	305,250
165,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, due 03/15/18	184,800
1,125,000	BAC Capital Trust XI, 6.63%, due 05/23/36	1,272,198
410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	543,823
610,000	Ball Corp., 5.75%, due 05/15/21	663,375
270,000	Ball Corp., 7.38%, due 09/01/19	301,725
140,000	Bank of America Corp., 3.88%, due 03/22/17	151,981
400,000	Bank of America Corp., 4.50%, due 04/01/15	426,599
910,000	Bank of America Corp., 5.00%, due 05/13/21	1,040,707
5,230,000	Bank of America Corp., 7.63%, due 06/01/19	6,700,995
70,000	Bank of America Corp., 8.00%, due 12/31/49†	77,507
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	582,402
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	478,414
180,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15 144A	190,298
100,000	Bank One Capital III, 8.75%, due 09/01/30	137,964
200,000	Barclays Bank Plc, 7.70%, due 12/31/49¤ † 144A	206,929
400,000	Barclays Bank Plc, 10.18%, due 06/12/21¤ 144A	546,758
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	133,337
310,000	Barrick Gold Corp., 3.85%, due 04/01/22	328,783
480,000	Barrick Gold Corp., 6.95%, due 04/01/19	598,010
120,000	Barrick North America Finance LLC, 4.40%, due 05/30/21	131,830
420,000	Basic Energy Services, Inc., 7.75%, due 10/15/22 144A	411,600
530,000	BBVA US Senior SAU, 3.25%, due 05/16/14	530,650
820,000	BBVA US Senior SAU, 4.66%, due 10/09/15	841,304
315,000	Beazer Homes USA, Inc., 8.13%, due 06/15/16	337,050
40,000	Berkshire Hathaway, Inc., 3.20%, due 02/11/15	42,133
370,000	Berry Petroleum Co., 6.38%, due 09/15/22	386,650
30,000	BHP Billiton Finance USA, Ltd., 3.25%, due 11/21/21	32,350
900,000	BHP Billiton Finance USA, Ltd., 6.50%, due 04/01/19	1,149,297
390,000	BNP Paribas SA, 2.38%, due 09/14/17	396,034
210,000	Boart Longyear Management Pty, Ltd., 7.00%, due 04/01/21 144A	214,200
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	307,227
160,000	Boeing Co. (The), 4.88%, due 02/15/20	193,067
95,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, due 11/01/17	104,263
90,000	Bombardier, Inc., 7.50%, due 03/15/18 144A	100,688
315,000	Bombardier, Inc., 7.75%, due 03/15/20 144A	359,100
1,950,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	2,126,883
250,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	296,230
250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	298,529

See accompanying Notes to the Schedule of Investments.	65

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

1,625,000		Boston Scientific Corp., 6.00%, due 01/15/20	1,898,258
425,000		Boston Scientific Corp., 6.40%, due 06/15/16	488,909
30,000		Boyd Gaming Corp., 9.00%, due 07/01/20 144A	29,700
270,000		BP Capital Markets Plc, 3.13%, due 10/01/15	286,808
240,000		BP Capital Markets Plc, 3.25%, due 05/06/22	253,352
50,000		BP Capital Markets Plc, 3.56%, due 11/01/21	54,132
390,000		BP Capital Markets Plc, 5.25%, due 11/07/13	405,922
160,000		BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	170,546
1,100,000		Burlington Northern Santa Fe LLC, 3.05%, due 09/01/22	1,139,126
690,000		Caesars Entertainment Operating Co., Inc., 10.00%, due 12/15/18	460,575
85,000		Caesars Entertainment Operating Co., Inc., 12.75%, due 04/15/18	63,113
180,000		Caesars Entertainment Operating Co., Inc., Guaranteed Note, 10.00%, due 12/15/18	117,900
195,000		Calpine Construction Finance Co., LP/CCFC Finance Corp., 8.00%, due 06/01/16 144A	208,163
126,000		Calpine Corp., 7.25%, due 10/15/17 144A	134,820
221,000		Calpine Corp., 7.88%, due 07/31/20 144A	249,178
180,000		Calpine Corp., 7.88%, due 01/15/23 144A	204,300
200,000	GBP	Canada Square Operations, Ltd., 7.50%, due 12/31/49†	326,920
775,000		Capital One Financial Corp., 4.75%, due 07/15/21	895,296
1,500,000		Capital One Financial Corp., 6.75%, due 09/15/17	1,833,814
310,000		Case New Holland, Inc., 7.88%, due 12/01/17	368,125
885,000		CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	959,119
700,000		Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	964,168
470,000		Celulosa Arauco y Constitucion SA, Reg S, 4.75%, due 01/11/22‡‡‡	495,336
219,300		Century Aluminum Co., 8.00%, due 05/15/14	222,590
465,000		CHC Helicopter SA, 9.25%, due 10/15/20	491,737
95,000		Chesapeake Energy Corp., 6.50%, due 08/15/17‡	103,550
490,000		Chesapeake Energy Corp., 6.63%, due 08/15/20‡	527,975
190,000		Chesapeake Energy Corp., 6.78%, due 03/15/19‡	190,475
190,000		Chesapeake Energy Corp., 6.88%, due 08/15/18	201,400
150,000		Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18‡	164,250
425,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, due 06/15/21‡	469,625
435,000		CHS/Community Health Systems, Inc., 5.13%, due 08/15/18	454,575
4,000,000		Cie de Financement Foncier SA, 2.13%, due 04/22/13¤ 144A	4,018,300
630,000		Cie Generale de Geophysique — Veritas, 6.50%, due 06/01/21	677,250
120,000		Cie Generale de Geophysique — Veritas SA, Senior Note, 7.75%, due 05/15/17	125,400
525,000		Cigna Corp., 4.00%, due 02/15/22	574,985
385,000		Cigna Corp., 5.38%, due 03/15/17	436,401
475,000		Cigna Corp., 5.38%, due 02/15/42	555,186
1,100,000		Cigna Corp., 6.15%, due 11/15/36	1,345,569
375,000		Cigna Corp., 8.50%, due 05/01/19	493,777
500,000		CIT Group, Inc., 4.25%, due 08/15/17	517,214
100,000		CIT Group, Inc., 5.00%, due 05/15/17	106,500
100,000	EUR	Citigroup, Inc., 0.35%, due 06/28/13†	131,776
560,000		Citigroup, Inc., 3.95%, due 06/15/16	603,250
20,000		Citigroup, Inc., 5.38%, due 08/09/20	23,607
160,000		Citigroup, Inc., 5.90%, due 12/31/49†	162,254
290,000		Citigroup, Inc., 5.95%, due 12/31/49†	293,988

66	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

830,000	Citigroup, Inc., 6.00%, due 12/13/13	869,928
1,110,000	Citigroup, Inc., 6.01%, due 01/15/15	1,213,501
4,620,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	5,504,453
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	558,769
340,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	449,119
140,000	CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, due 01/15/16	150,500
80,000	Clear Channel Communications, Inc., 5.50%, due 12/15/16	48,000
130,000	Clear Channel Communications, Inc., 6.88%, due 06/15/18	77,350
65,000	Clear Channel Communications, Inc., 7.25%, due 10/15/27	32,825
145,000	Clear Channel Communications, Inc., 9.00%, due 03/01/21	130,138
21,000	Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	21,053
289,000	Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	292,613
400,000	Cliffs Natural Resources, Inc., 3.95%, due 01/15/18	403,050
140,000	Cliffs Natural Resources, Inc., 4.80%, due 10/01/20‡	139,355
70,000	Cliffs Natural Resources, Inc., 4.88%, due 04/01/21‡	69,638
195,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, due 12/15/17	209,625
65,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, due 12/15/19	71,663
25,000	CNH Americah LLC, 7.25%, due 01/15/16	28,250
320,000	Comcast Corp., 5.65%, due 06/15/35	376,732
350,000	Comcast Corp., 5.70%, due 05/15/18	421,290
1,775,000	Comcast Corp., 5.88%, due 02/15/18	2,141,385
100,000	Comcast Corp., 6.30%, due 11/15/17	122,809
640,000	Comcast Corp., 6.50%, due 01/15/15	713,483
130,000	Comcast Corp., 6.50%, due 01/15/17	156,928
40,000	Comcast Corp., 6.95%, due 08/15/37	54,427
70,000	Comcast Corp., Guaranteed Note, 6.45%, due 03/15/37	90,130
225,000	Commercial Vehicle Group, Inc., 7.88%, due 04/15/19	223,875
640,000	Commonwealth Bank of Australia, 1.25%, due 09/18/15	647,423
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	326,045
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	151,294
365,000	CommScope, Inc., 8.25%, due 01/15/19 144A	401,500
105,000	Concho Resources, Inc., 5.50%, due 10/01/22	111,300
553,000	Concho Resources, Inc., 6.50%, due 01/15/22	611,065
490,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	684,996
20,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	26,409
90,000	Consol Energy, Inc., 6.38%, due 03/01/21	92,700
220,000	CONSOL Energy, Inc., 8.25%, due 04/01/20	239,250
160,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	189,200
152,135	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.71%, due 10/02/22	171,913
390,000	Continental Airlines, Inc., 6.75%, due 09/15/15 144A	411,450
30,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, due 02/08/22	32,346
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	230,695
77,000	COX Communications, Inc., 5.45%, due 12/15/14	84,014
2,150,000	COX Communications, Inc., 5.88%, due 12/01/16 144A	2,512,135
875,000	COX Communications, Inc., 9.38%, due 01/15/19 144A	1,204,564

See accompanying Notes to the Schedule of Investments.	67

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

900,000	Credit Agricole SA, 8.38%, due 12/31/49‡ † 144A	958,500
240,000	Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, due 05/15/17	254,700
300,000	Crown Castle International Corp., 7.13%, due 11/01/19	333,000
550,000	CSX Corp., 7.38%, due 02/01/19	700,264
1,160,000	CVS Caremark Corp., 2.75%, due 12/01/22	1,166,776
250,000	Daimler Finance North America LLC, 1.30%, due 07/31/15 144A	251,610
550,000	Daimler Finance North America LLC, 2.63%, due 09/15/16 144A	571,961
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	734,973
430,000	DaVita, Inc., 5.75%, due 08/15/22	455,262
235,000	Delta Air Lines 2010-1 Class B Pass Through Trust, 6.38%, due 07/02/17	244,400
255,000	Denbury Resources, Inc., 6.38%, due 08/15/21	281,775
95,000	Denbury Resources, Inc., 8.25%, due 02/15/20	107,350
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	508,726
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	353,482
650,000	Devon Energy Corp., 7.95%, due 04/15/32	964,430
730,000	Diageo Capital Plc, 4.83%, due 07/15/20	860,786
200,000	Diageo Investment Corp., 2.88%, due 05/11/22	206,878
190,000	DISH DBS Corp., 6.75%, due 06/01/21	217,550
115,000	DISH DBS Corp., 7.88%, due 09/01/19	136,850
500,000	Dominion Resources, Inc., 5.20%, due 08/15/19	595,240
215,000	Domtar Corp., 10.75%, due 06/01/17	278,792
1,250,000	Dow Chemical Co. (The), 5.70%, due 05/15/18	1,488,347
1,185,000	Dow Chemical Co. (The), 8.55%, due 05/15/19	1,601,916
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	949,773
200,000	Dr Pepper Snapple Group, Inc., 2.90%, due 01/15/16	210,888
10,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	10,775
745,000	Echostar DBS Corp., Senior Note, 7.13%, due 02/01/16	838,125
110,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	123,613
150,000	Ecolab, Inc., 4.35%, due 12/08/21	167,741
78,000	El Paso Corp., 7.75%, due 01/15/32	92,039
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	550,722
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	270,893
725,000	Enel Finance International SA, 6.00%, due 10/07/39 144A	704,344
1,433,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, due 12/01/20	1,622,872
345,000	Energy Transfer Equity, LP, 7.50%, due 10/15/20	400,200
70,000	EnergySolutions, Inc./EnergySolutions LLC, 10.75%, due 08/15/18	66,500
620,000	Enterprise Products Operating LLC, 5.25%, due 01/31/20	737,846
240,000	Enterprise Products Operating LLC, 5.70%, due 02/15/42	282,153
60,000	Enterprise Products Operating LLC, 5.95%, due 02/01/41	72,706
190,000	Enterprise Products Operating LLC, 6.13%, due 10/15/39	230,361
330,000	EP Energy LLC / EP Energy Finance, Inc., 9.38%, due 05/01/20	373,725
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49****	—
2,800,000	Export-Import Bank of Korea, 1.46%, due 09/21/13¤ † 144A	2,799,171
1,450,000	Export-Import Bank of Korea, 4.00%, due 01/11/17	1,579,544
1,200,000	Express Scripts Holding Co., 3.50%, due 11/15/16 144A	1,284,163
175,000	Ferrellgas, LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21	174,125
250,000	Fifth Third Capital Trust IV, 6.50%, due 04/15/67†	250,938

68	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

580,000	First Data Corp., 7.38%, due 06/15/19 144A	603,200
1,025,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	1,327,596
70,000	FMG Resources August 2006 Pty, Ltd., 6.38%, due 02/01/16‡ 144A	72,800
570,000	FMG Resources August 2006 Pty, Ltd., 7.00%, due 11/01/15‡ 144A	601,350
205,000	Ford Holdings LLC, 9.30%, due 03/01/30	282,644
750,000	Ford Motor Co., 6.63%, due 10/01/28	869,895
110,000	Ford Motor Co., 7.13%, due 11/15/25	127,600
350,000	Ford Motor Credit Co., 8.00%, due 12/15/16	423,489
830,000	Ford Motor Credit Co. LLC, 4.25%, due 09/20/22	879,381
1,500,000	Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	1,646,301
2,600,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	2,999,948
100,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	128,513
440,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	543,400
670,000	Freeport-McMoRan Copper & Gold, Inc., 3.55%, due 03/01/22	665,779
575,000	Freescale Semiconductor, Inc., Series 1, 9.25%, due 04/15/18 144A	631,062
130,000	Fresenius Medical Care US Finance, Inc., 6.88%, due 07/15/17	148,850
90,000	Frontier Communications Corp., 7.00%, due 11/01/25	87,300
3,000,000	Gazprom Via Gaz Capital SA, 6.51%, due 03/07/22 144A	3,592,500
2,600,000	General Electric Capital Corp., 0.61%, due 06/20/14†	2,588,331
3,800,000	General Electric Capital Corp., 0.91%, due 12/11/15†	3,807,174
210,000	General Electric Capital Corp., 1.63%, due 07/02/15	213,615
2,205,000	General Electric Capital Corp., 4.38%, due 09/16/20	2,464,950
1,165,000	General Electric Capital Corp., 4.63%, due 01/07/21	1,323,697
200,000	General Electric Capital Corp., 4.65%, due 10/17/21	228,625
1,850,000	General Electric Capital Corp., 5.50%, due 01/08/20	2,193,119
310,000	General Electric Capital Corp., 5.88%, due 01/14/38	375,263
380,000	General Electric Capital Corp., 6.00%, due 08/07/19	462,940
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	909,450
120,000	General Electric Capital Corp., 6.88%, due 01/10/39	163,688
270,000	General Electric Co., 0.85%, due 10/09/15	271,137
170,000	GenOn Americas Generation LLC, 9.13%, due 05/01/31	187,850
450,000	GlaxoSmithKline Capital Plc, 2.85%, due 05/08/22	468,352
490,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	597,550
225,000	Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	237,709
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16††† 144A	5,600
30,000	Goldman Sachs Capital II, Guaranteed Note, 4.00%, due 06/01/43†	23,470
30,000	Goldman Sachs Group (The), Inc., 4.75%, due 07/15/13	30,633
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	159,877
1,380,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,607,675
100,000	Goldman Sachs Group (The), Inc., 6.00%, due 05/01/14	106,459
400,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	470,444
1,660,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	2,044,127
480,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	604,730
130,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	134,578
2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	3,070,168
160,000	Goodyear Tire & Rubber Co. (The), 7.00%, due 05/15/22‡	172,400
230,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20‡	253,575
230,000	Hapag-Lloyd AG, 9.75%, due 10/15/17‡ 144A	233,450
165,000	Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	192,418

See accompanying Notes to the Schedule of Investments.	69

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

20,000	HCA, Inc., 5.75%, due 03/15/14	21,000
250,000	HCA, Inc., 5.88%, due 05/01/23	259,375
9,000	HCA, Inc., 6.25%, due 02/15/13	9,068
1,525,000	HCA, Inc., 6.50%, due 02/15/16	1,666,062
3,700,000	HCA, Inc., 6.75%, due 07/15/13	3,811,000
230,000	HCA, Inc., 7.25%, due 09/15/20	255,875
200,000	HCA, Inc., 8.00%, due 10/01/18	232,000
120,000	HDTFS, Inc., 5.88%, due 10/15/20 144A	126,000
600,000	Health Net, Inc., 6.38%, due 06/01/17	639,750
190,000	Heineken NV, 1.40%, due 10/01/17 144A	189,643
124,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	127,410
280,000	Hertz Corp. (The), 6.75%, due 04/15/19	306,950
190,000	Hertz Corp. (The), 7.50%, due 10/15/18	210,900
40,000	Hess Corp., 7.88%, due 10/01/29	55,762
570,000	Hess Corp., 8.13%, due 02/15/19	751,129
1,250,000	Hewlett-Packard Co., 3.30%, due 12/09/16	1,273,530
285,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, due 02/01/18	294,263
325,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, due 04/15/21 144A	355,875
190,000	Hornbeck Offshore Services, Inc., 5.88%, due 04/01/20	199,500
220,000	Hornbeck Offshore Services, Inc., 8.00%, due 09/01/17	236,500
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35†	300,750
1,460,000	HSBC Finance Corp., 6.68%, due 01/15/21	1,734,867
350,000	HSBC Holdings Plc, 5.10%, due 04/05/21	414,020
575,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	720,763
2,075,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	2,598,780
365,000	Hughes Satellite Systems Corp., 7.63%, due 06/15/21	417,012
150,000	Humana, Inc., 3.15%, due 12/01/22	149,480
395,000	Huntsman International LLC, 8.63%, due 03/15/20	449,312
100,000	Huntsman International LLC, 8.63%, due 03/15/21	114,750
150,000	Hyundai Capital America, 2.13%, due 10/02/17 144A	151,244
75,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16	78,094
365,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 8.00%, due 01/15/18	393,744
1,700,000	Industrial Bank of Korea, 2.38%, due 07/17/17 144A	1,730,588
350,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	381,937
595,000	Intelsat Luxembourg SA, 11.50%, due 02/04/17	634,419
285,000	Interface, Inc., 7.63%, due 12/01/18	307,444
220,000	International Lease Finance Corp., 6.50%, due 09/01/14 144A	235,950
250,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	250,302
345,000	Iron Mountain, Inc., 8.38%, due 08/15/21	384,675
425,000	Isle of Capri Casinos, Inc., 8.88%, due 06/15/20	464,312
310,000	Jarden Corp., 7.50%, due 01/15/20	341,775
285,000	JBS USA LLC/JBS USA Finance, Inc., 8.25%, due 02/01/20 144A	303,525
320,000	John Deere Capital Corp., 2.25%, due 04/17/19	329,833
990,000	JPMorgan Chase & Co., 1.10%, due 10/15/15	990,646
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	309,577
2,100,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	2,339,375
765,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	857,007
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	972,385
425,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	481,683

70	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

1,325,000		JPMorgan Chase & Co., 4.95%, due 03/25/20	1,539,246
1,030,000		JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,132,853
1,250,000		JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,461,804
300,000		JPMorgan Chase Bank NA, 0.64%, due 06/13/16†	291,896
235,000		K Hovnanian Enterprises, Inc., 7.25%, due 10/15/20 144A	253,800
115,000		K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	116,150
310,000		Kansas City Southern de Mexico SA de CV, 6.13%, due 06/15/21	351,850
100,000		Kaupthing Bank HF, 7.13%, due 05/19/16††† 144A	1,750
310,000		KB Home, 7.50%, due 09/15/22‡	339,450
640,000		Kerr-McGee Corp., 7.88%, due 09/15/31	852,459
270,000		Key Energy Services, Inc., 6.75%, due 03/01/21	271,350
60,000		Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	62,283
770,000		Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	900,195
2,300,000		Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.70%, due 01/05/16	2,525,701
285,000		Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, due 11/01/18 144A	300,319
600,000		Koninklijke Philips Electronics NV, 5.75%, due 03/11/18	723,728
440,000		Kraft Foods Group, Inc., 3.50%, due 06/06/22 144A	470,588
539,000		Kraft Foods Group, Inc., 5.38%, due 02/10/20 144A	648,161
691,000		Kraft Foods, Inc., 5.38%, due 02/10/20	835,480
400,000		Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	488,116
775,000		Lafarge SA, 6.20%, due 07/09/15 144A	840,875
2,350,000		Lafarge SA, 6.50%, due 07/15/16	2,637,875
225,000		Lamar Media Corp., 5.88%, due 02/01/22	245,250
600,000		LBG Capital No.1 Plc, 7.88%, due 11/01/20 ¤ 144A	651,478
1,325,000		Legg Mason, Inc., 6.00%, due 05/21/19 144A	1,430,356
470,000		Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 12/31/49†††	165
270,000		Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	95
890,000		Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	312
375,000		Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	419,062
180,000		Linn Energy LLC/Linn Energy Finance Corp., 6.25%, due 11/01/19 144A	181,800
410,000		Linn Energy LLC/Linn Energy Finance Corp., 8.63%, due 04/15/20	448,950
300,000		Lloyds TSB Bank Plc, 6.50%, due 09/14/20 144A	331,998
540,000		M&T Bank Corp., 6.88%, due 12/31/49 144A	564,463
1,700,000		Macquarie Bank, Ltd., 4.10%, due 12/17/13‡ ¤ 144A	1,760,443
2,765,000		Macy’s Retail Holdings, Inc., 6.65%, due 07/15/24	3,436,342
600,000		Macy’s Retail Holdings, Inc., 7.00%, due 02/15/28	720,565
150,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 5.50%, due 02/15/23	163,500
120,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.25%, due 06/15/22	131,400
365,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.50%, due 08/15/21	400,587
230,000		Mcron Finance Sub LLC/Mcron Finance Corp., 8.38%, due 05/15/19 144A	236,900
375,000		Mead Products LLC/ACCO Brands Corp., 6.75%, due 04/30/20‡ 144A	395,625
70,000		Medtronic, Inc., 3.13%, due 03/15/22	74,466
240,000		Medtronic, Inc., 4.45%, due 03/15/20	279,223
700,000	EUR	Merrill Lynch & Co., Inc., 0.49%, due 05/30/14†	913,848

See accompanying Notes to the Schedule of Investments.	71

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

7,720,000	Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	9,316,712
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	922,790
250,000	MetLife, Inc., 4.75%, due 02/08/21	290,777
420,000	MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	451,175
160,000	MetroPCS Wireless, Inc., 6.63%, due 11/15/20	170,600
135,000	MetroPCS Wireless, Inc., 7.88%, due 09/01/18‡	146,813
459,000	MGM Resorts International, 6.75%, due 10/01/20 144A	469,901
325,000	MGM Resorts International, 8.63%, due 02/01/19 144A	364,000
80,000	MGM Resorts International, 11.38%, due 03/01/18	97,200
80,000	MidAmerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	106,627
210,000	Mizuho Capital Investment USD 2, Ltd., 14.95%, due 12/31/49† 144A	248,216
265,000	Mohegan Tribal Gaming Authority, 10.50%, due 12/15/16 144A	262,350
40,000	Mohegan Tribal Gaming Authority, 11.50%, due 11/01/17 144A	43,100
50,000	Molson Coors Brewing Co., 3.50%, due 05/01/22	52,892
190,000	Momentive Performance Materials, Inc., 9.00%, due 01/15/21‡	139,650
175,000	Momentive Performance Materials, Inc., 10.00%, due 10/15/20‡ 144A	173,250
75,000	Moog, Inc., 7.25%, due 06/15/18	79,219
70,000	Morgan Stanley, 4.75%, due 03/22/17	76,441
5,000,000	Morgan Stanley, 7.30%, due 05/13/19	6,084,060
130,000	Morgan Stanley, (MTN), Series F, 0.77%, due 10/18/16†	123,698
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,179,907
135,000	Mueller Water Products, Inc., 8.75%, due 09/01/20	154,575
260,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	269,750
600,000	Murray Street Investment Trust I, 4.65%, due 03/09/17††	649,607
50,000	National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	61,810
389,000	Navistar International Corp., 8.25%, due 11/01/21‡	377,330
375,000	NCR Corp., 5.00%, due 07/15/22 144A	382,969
110,000	News America, Inc., 4.50%, due 02/15/21	125,886
525,000	News America, Inc., 5.65%, due 08/15/20	638,179
475,000	News America, Inc., 6.20%, due 12/15/34	577,152
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	38,898
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	862,660
330,000	Nordea Bank AB, 3.70%, due 11/13/14 144A	346,574
1,000,000	Nordstrom, Inc., 6.25%, due 01/15/18	1,213,696
250,000	Norske Skogindustrier ASA, 7.13%, due 10/15/33 144A	146,250
225,000	Novelis, Inc., 8.38%, due 12/15/17	249,188
175,000	Novelis, Inc., 8.75%, due 12/15/20	196,000
125,000	NRG Energy, Inc., 7.63%, due 05/15/19	134,375
335,000	NRG Energy, Inc., 8.25%, due 09/01/20	376,875
470,000	Occidental Petroleum Corp., 2.70%, due 02/15/23	480,612
370,000	Occidental Petroleum Corp., 3.13%, due 02/15/22	394,328
265,000	OGX Austria GmbH, Series 1, 8.50%, due 06/01/18‡ 144A	239,825
650,000	Oracle Corp., 1.20%, due 10/15/17	652,686
340,000	Owens-Illinois, Inc., 7.80%, due 05/15/18	393,550
920,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	1,189,208
10,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	13,632
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	12,087
205,000	Packaging Dynamics Corp., 8.75%, due 02/01/16 144A	215,250
175,000	Peabody Energy Corp., 6.00%, due 11/15/18	186,813

72	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

220,000	Peabody Energy Corp., 6.50%, due 09/15/20‡	237,050
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	772,650
580,000	PepsiCo, Inc., 0.70%, due 08/13/15	581,115
171,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	231,040
240,000	Pernod-Ricard SA, 2.95%, due 01/15/17 144A	252,654
510,000	Pernod-Ricard SA, 4.45%, due 01/15/22 144A	565,108
400,000	Petrobras International Finance Co., 3.88%, due 01/27/16	424,001
2,620,000	Petrobras International Finance Co., 5.38%, due 01/27/21	2,962,748
196,000	Petrobras International Finance Co., 5.75%, due 01/20/20	224,098
160,000	Petrobras International Finance Co., 6.13%, due 10/06/16	181,622
430,000	Petroleos Mexicanos, 5.50%, due 01/21/21	504,605
205,000	PHI, Inc., 8.63%, due 10/15/18	220,375
240,000	Philip Morris International, Inc., 2.50%, due 08/22/22	241,617
480,000	Philip Morris International, Inc., 2.90%, due 11/15/21	500,190
250,000	Philip Morris International, Inc., 4.50%, due 03/20/42	272,823
460,000	Pinnacle Entertainment, Inc., 7.75%, due 04/01/22‡	492,200
465,000	Plains Exploration & Production Co., 6.13%, due 06/15/19	509,175
50,000	Plains Exploration & Production Co., 6.50%, due 11/15/20	55,625
200,000	Polypore International, Inc., 7.50%, due 11/15/17‡	219,000
325,000	Post Holdings, Inc., 7.38%, due 02/15/22 144A	357,703
90,000	Potash Corp. of Saskatchewan, Inc., 4.88%, due 03/30/20	103,618
265,000	Precision Drilling Corp., 6.50%, due 12/15/21	283,550
60,000	Precision Drilling Corp., 6.63%, due 11/15/20	64,800
120,000	QEP Resources, Inc., 5.25%, due 05/01/23	129,000
70,000	QEP Resources, Inc., 6.88%, due 03/01/21	81,025
200,000	QVC, Inc., 7.38%, due 10/15/20 144A	222,668
100,000	Qwest Corp., 6.88%, due 09/15/33	101,000
45,000	Qwest Corp., 7.50%, due 10/01/14	49,272
215,000	Rabobank Nederland NV, 11.00%, due 12/29/49† 144A	292,562
500,000	Range Resources Corp., 6.75%, due 08/01/20	545,000
487,000	Range Resources Corp., 8.00%, due 05/15/19	541,787
73,098	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14**** †††	—
220,000	Raytheon Co., 3.13%, due 10/15/20	234,463
1,450,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	1,871,920
385,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 5.50%, due 04/15/23	412,912
329,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 6.50%, due 07/15/21	361,900
225,000	Rexel SA, 6.13%, due 12/15/19 144A	237,375
190,000	Reynolds American, Inc., 3.25%, due 11/01/22	191,253
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	912,649
410,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 7.13%, due 04/15/19	442,800
310,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 8.50%, due 05/15/18	319,300
325,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19	339,625
220,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.88%, due 08/15/19	236,500
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,265,265

See accompanying Notes to the Schedule of Investments.	73

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

380,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	473,649
170,000	Rock-Tenn Co., 3.50%, due 03/01/20 144A	174,763
90,000	Rock-Tenn Co., 4.00%, due 03/01/23 144A	91,616
310,000	Rockwood Specialties Group, Inc., 4.63%, due 10/15/20	322,012
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	41,035
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	25,330
330,000	Royal Bank of Scotland Group Plc, 2.55%, due 09/18/15	337,946
250,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	256,984
1,225,000	Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	1,297,804
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 12/31/49¤ † 144A	191,000
70,000	Royal Bank of Scotland Group Plc, 7.65%, due 12/31/49†	71,400
775,000	Royal Bank of Scotland Plc (The), 4.38%, due 03/16/16	839,189
1,275,000	Royal Bank of Scotland Plc (The), 5.63%, due 08/24/20	1,482,585
325,000	Royal Bank of Scotland Plc (The), 6.13%, due 01/11/21	393,298
70,000	Safeway, Inc., 3.95%, due 08/15/20	70,130
350,000	Samson Investment Co., 9.75%, due 02/15/20 144A	371,875
300,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15 144A	301,509
400,000	Santander US Debt SA Unipersonal, 3.78%, due 10/07/15 144A	402,538
385,000	SBA Communications Corp., 5.63%, due 10/01/19 144A	405,694
200,000	Sealed Air Corp., Series 1, 8.13%, due 09/15/19 144A	226,000
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	118,800
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	11,950
110,000	SESI LLC, 7.13%, due 12/15/21	122,925
335,000	Shea Homes, LP/Shea Homes Funding Corp., 8.63%, due 05/15/19	371,850
580,000	Shell International Finance BV, 4.38%, due 03/25/20	673,831
260,000	Sinopec Group Overseas Development 2012, Ltd., 2.75%, due 05/17/17‡ 144A	270,254
280,000	SLM Corp., 3.88%, due 09/10/15	288,013
10,000	SLM Corp., 5.00%, due 04/15/15	10,591
2,675,000	SLM Corp., 6.00%, due 01/25/17	2,909,062
55,000	SLM Corp., 7.25%, due 01/25/22	60,913
950,000	SLM Corp., 8.00%, due 03/25/20	1,090,125
325,000	Smithfield Foods, Inc., 6.63%, due 08/15/22	359,937
880,000	Southern Copper Corp., 5.25%, due 11/08/42	885,129
255,000	Springleaf Finance Corp., 6.90%, due 12/15/17	229,500
660,000	Sprint Capital Corp., 8.75%, due 03/15/32	810,150
1,895,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	2,075,025
100,000	Sprint Nextel Corp., 6.00%, due 12/01/16	109,250
200,000	Sprint Nextel Corp., 6.00%, due 11/15/22	206,500
740,000	Sprint Nextel Corp., 7.00%, due 08/15/20	812,150
75,000	Sprint Nextel Corp., 8.38%, due 08/15/17	87,563
100,000	Sprint Nextel Corp., 9.13%, due 03/01/17	118,250
225,000	SPX Corp., 6.88%, due 09/01/17	252,000
395,000	Standard Pacific Corp., 8.38%, due 05/15/18	460,175
780,000	State Street Corp., 4.96%, due 03/15/18	884,524
190,000	Steel Dynamics, Inc., 7.63%, due 03/15/20‡	210,900
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	101,750
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	98,175
75,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, due 08/01/21	81,938
50,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, due 10/01/18	54,125

74	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

100,000	SunGard Data Systems, Inc., 7.38%, due 11/15/18	107,625
330,000	SunGard Data Systems, Inc., 7.63%, due 11/15/20	362,175
99,000	SunTrust Preferred Capital I, 4.00%, due 12/31/49†	83,442
100,000	Swift Energy Co., 7.88%, due 03/01/22 144A	105,000
325,000	Swift Energy Co., 8.88%, due 01/15/20	355,062
175,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.25%, due 05/01/23 144A	182,000
1,381,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 6.88%, due 02/01/21	1,519,100
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 7.88%, due 10/15/18	104,500
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	517,224
35,000	Teekay Corp., 8.50%, due 01/15/20	37,100
550,000	Telecom Italia Capital SA, 4.95%, due 09/30/14	575,575
1,025,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	1,082,912
650,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	746,200
950,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	1,107,225
280,000	Telefonica Emisiones SAU, 5.13%, due 04/27/20	295,050
10,000	Telefonica Emisiones SAU, 5.46%, due 02/16/21	10,688
30,000	Telefonica Emisiones SAU, 5.88%, due 07/15/19	32,850
50,000	Telefonica Emisiones SAU, 6.22%, due 07/03/17	55,750
360,000	Temasek Financial I, Ltd., 2.38%, due 01/23/23 144A	356,366
115,000	Tenet Healthcare Corp., 10.00%, due 05/01/18	131,388
355,000	Terex Corp., 6.00%, due 05/15/21	375,412
120,000	Teva Pharmaceutical Finance Co. BV, 3.65%, due 11/10/21	128,672
610,000	Teva Pharmaceutical Finance IV BV, 3.65%, due 11/10/21	654,082
130,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20 144A	102,375
295,000	Texas Industries, Inc., 9.25%, due 08/15/20‡	317,862
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	234,412
100,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	109,703
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	875,029
440,000	Time Warner Cable, Inc., 5.88%, due 11/15/40	514,572
10,000	Time Warner Cable, Inc., 6.75%, due 07/01/18	12,507
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	213,297
1,230,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	1,638,907
2,150,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	2,904,321
260,000	Time Warner, Inc., 4.70%, due 01/15/21	296,500
200,000	Time Warner, Inc., 4.75%, due 03/29/21	230,241
50,000	Time Warner, Inc., 6.25%, due 03/29/41	61,962
200,000	Time Warner, Inc., 7.63%, due 04/15/31	276,104
2,700,000	Time Warner, Inc., 7.70%, due 05/01/32	3,785,940
1,100,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	1,278,750
3,200,000	TNK-BP Finance SA, Reg S, 7.88%, due 03/13/18‡‡‡	3,900,480
54,000	Tomkins LLC/Tomkins, Inc., 9.00%, due 10/01/18	60,750
670,000	Toyota Motor Credit Corp., 1.25%, due 10/05/17	675,544
325,000	TransDigm, Inc., 7.75%, due 12/15/18	361,156
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	332,915
1,025,000	Travelers Cos. (The), Inc., 5.80%, due 05/15/18	1,243,116

See accompanying Notes to the Schedule of Investments.	75

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

240,000	Triumph Group, Inc., 8.63%, due 07/15/18	267,600
490,000	Turlock Corp., 1.50%, due 11/02/17 144A	491,571
1,360,000	Turlock Corp., 2.75%, due 11/02/22 144A	1,358,708
250,000	Turlock Corp., 4.15%, due 11/02/42 144A	253,910
370,000	UBS AG/Stamford Branch, 2.25%, due 01/28/14	375,442
500,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	594,265
1,837,000	Union Pacific Corp., 4.16%, due 07/15/22	2,082,059
300,000	United Business Media, Ltd., 5.75%, due 11/03/20 144A	316,980
210,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	210,303
500,000	United Rentals North America, Inc., 8.38%, due 09/15/20‡	556,250
150,000	United States Steel Corp., 7.38%, due 04/01/20	160,875
50,000	United States Steel Corp., 7.50%, due 03/15/22	52,875
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18‡	101,888
30,000	United Technologies Corp., 3.10%, due 06/01/22	31,835
320,000	United Technologies Corp., 4.50%, due 06/01/42	357,082
90,000	UnitedHealth Group, Inc., 3.38%, due 11/15/21	96,063
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	633,651
45,000	UR Financing Escrow Corp., 7.38%, due 05/15/20 144A	49,613
45,000	UR Financing Escrow Corp., 7.63%, due 04/15/22 144A	50,513
500,000	US Airways 2012-1 Class B Pass Through Trust, 8.00%, due 04/01/21	533,750
245,000	USG Corp., 6.30%, due 11/15/16	254,800
105,000	USG Corp., 8.38%, due 10/15/18 144A	117,075
1,532,000	Vale Overseas, Ltd., 4.38%, due 01/11/22	1,643,081
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	485,386
320,000	Vedanta Resources Plc, 8.25%, due 06/07/21 144A	356,000
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14‡ 144A	232,100
800,000	Verizon Communications, Inc., 2.45%, due 11/01/22	802,007
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	135,412
130,000	Verizon Communications, Inc., 8.75%, due 11/01/18	180,720
190,000	Vesey Street Investment Trust I, 4.40%, due 09/01/16††	205,198
225,000	ViaSat, Inc., 6.88%, due 06/15/20	236,250
225,000	Vulcan Materials Co., 6.50%, due 12/01/16	249,188
1,400,000	Vulcan Materials Co., 7.50%, due 06/15/21	1,603,000
970,000	Wachovia Capital Trust III, Secured Note, 5.57%, due 12/31/49†	968,787
1,175,000	Wachovia Corp., 5.75%, due 02/01/18	1,409,284
570,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	654,087
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	682,719
460,000	Wal-Mart Stores, Inc., 5.63%, due 04/15/41	604,806
190,000	Waste Management, Inc., 7.38%, due 05/15/29	251,488
180,000	Watson Pharmaceuticals, Inc., 1.88%, due 10/01/17	182,573
130,000	WellPoint, Inc., 1.25%, due 09/10/15	131,114
30,000	WellPoint, Inc., 3.70%, due 08/15/21	31,610
730,000	WellPoint, Inc., 5.88%, due 06/15/17	867,291
1,750,000	WellPoint, Inc., 7.00%, due 02/15/19	2,180,425
190,000	Wells Fargo & Co., 1.50%, due 01/16/18	190,542
150,000	Wells Fargo & Co., 2.10%, due 05/08/17	155,242
420,000	Wells Fargo & Co., 3.68%, due 06/15/16††	454,434
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	103,702
350,000	Wells Fargo Capital X, 5.95%, due 12/01/86	360,500

76	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

270,000	Williams Cos. (The), Inc., Series A, 7.50%, due 01/15/31	338,469
124,000	Williams Cos. (The), Inc., 7.88%, due 09/01/21	160,020
80,000	Williams Cos. (The), Inc., 8.75%, due 03/15/32	111,189
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	352,620
275,000	Windstream Corp., 7.75%, due 10/15/20	298,375
75,000	Windstream Corp., 8.13%, due 09/01/18	82,313
120,000	WPP Finance UK, 8.00%, due 09/15/14	132,754
30,000	WPX Energy, Inc., 6.00%, due 01/15/22	32,475
510,000	Wyeth LLC, 5.95%, due 04/01/37	682,773
110,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.88%, due 05/01/20‡	125,125
430,000	Wynn Las Vegas, LLC, 7.75%, due 08/15/20	492,350
1,275,000	Xerox Corp., 4.50%, due 05/15/21‡	1,352,389
300,000	Xerox Corp., 5.63%, due 12/15/19	335,665
2,500,000	Xerox Corp., 6.35%, due 05/15/18	2,886,585
480,000	Xstrata Finance Canada, Ltd., 1.80%, due 10/23/15 144A	482,936
420,000	Xstrata Finance Canada, Ltd., 2.45%, due 10/25/17 144A	424,551

		369,212,775

	Mortgage Backed Securities - Private Issuers — 2.3%

400,000	Americold LLC Trust, Series 2010-ARTA, Class A2FX, 4.95%, due 01/14/29 144A	465,325
550,000	Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4, 6.21%, due 02/10/51†	669,310
150,000	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73%, due 05/10/45†	172,238
160,502	Banc of America Funding Corp., Series 2005-E, Class 8A1, 2.47%, due 06/20/35†	96,915
136,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM, 5.42%, due 09/10/45†	148,910
300,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.71%, due 09/11/38†	344,187
40,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, due 06/11/50†	47,411
80,000	CD Commercial Mortgage Trust, Series 2006-CD2, Class AM, 5.35%, due 01/15/46†	87,626
40,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM, 5.70%, due 12/10/49†	45,540
446,931	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.43%, due 02/25/36† 144A	445,696
71,515	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.47%, due 12/25/35†	58,003
72,259	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.61%, due 09/25/35† 144A	60,935
314,291	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR30, Class 2A1, 2.90%, due 01/25/34†	313,403
260,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, 5.76%, due 09/15/39†	270,708
460,273	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A, 1.03%, due 09/19/44†	395,791
264,121	First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A6, 0.96%, due 04/25/36†	261,805

See accompanying Notes to the Schedule of Investments.	77

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

1,484,037	FNMA REMIC Trust 2007-W1, Series 2007-W10, Class 2A, 6.24%, due 08/25/47†	1,737,433
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.08%, due 05/25/34†	246,421
740,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, due 12/10/49	849,203
125,302	Granite Mortgages Plc, Series 2004-3, Class 2A1, 0.59%, due 09/20/44†	124,275
192,235	Granite Mortgages Plc, Reg S, Series 2003-2, Class 1A3, 0.82%, due 07/20/43† ‡‡‡	190,658
560,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.87%, due 07/10/38†	644,570
194,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 5.87%, due 07/10/38†	218,974
263,482	GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.56%, due 03/25/35† 144A	221,810
158,000	GSMS 2012-ALOHA, 3.55%, due 04/10/34 144A	171,753
117,279	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.91%, due 06/25/34†	119,915
76,834	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.55%, due 06/20/35†	70,575
1,054,340	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.43%, due 07/19/47†	810,499
185,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM, 5.44%, due 05/15/45	208,707
600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	688,930
30,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, 5.88%, due 02/12/51†	34,961
101,235	Lehman XS Trust, Series 2005-7N, Class 1A1B, 0.51%, due 12/25/35†	36,219
127,409	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.99%, due 01/25/36†	119,853
78,603	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.48%, due 04/25/35†	70,955
80,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, due 12/12/49†	88,778
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	482,978
216,784	MLCC Mortgage Investors, Inc., Series 2007-1, Class 4A3, 5.65%, due 01/25/37†	222,452
290,000	Morgan Stanley Capital I, Inc., Series 2007-IQ15, Class A4, 5.88%, due 06/11/49†	343,135
195,696	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A, 2.98%, due 07/25/34†	193,878
340,435	Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A6, 2.77%, due 09/25/34†	344,549
444,229	Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 6.50%, due 02/25/35 144A	463,698
390,672	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.40%, due 09/25/46†	280,220
1,037,670	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, due 05/25/35 144A	1,028,298
291,561	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	291,435
127,540	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	128,869
1,278,363	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,225,803
452,661	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.86%, due 05/25/35†	459,503
225,726	RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 3.46%, due 12/26/35† 144A	228,922

78	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

132,675	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.56%, due 10/25/18†	128,472
164,028	Structured Asset Securities Corp., Series 2002-9, Class A2, 0.51%, due 10/25/27†	162,465
210,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 3.32%, due 12/10/45 144A	213,776
142,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, due 11/15/48	163,735
280,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.34%, due 12/15/43	322,376
215,911	WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.46%, due 02/25/33†	217,027
616,415	WaMu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7, 2.51%, due 10/25/33†	636,741
869,365	WaMu Mortgage Pass Through Certificates, Series 2003-AR11, Class A6, 2.47%, due 10/25/33†	893,238
74,465	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.43%, due 09/25/33†	76,202
310,265	WaMu Mortgage Pass Through Certificates, Series 2004-AR13, Class A1A, 0.61%, due 11/25/34†	308,992
782,116	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.45%, due 01/25/35†	789,658
451,319	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 4A, 6.50%, due 08/25/34	488,376
881,877	WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A, 0.53%, due 08/25/45†	831,101
522,994	WaMu Mortgage Pass Through Certificates, Series 2005-AR3, Class A2, 2.47%, due 03/25/35†	521,989
332,258	WaMu Mortgage Pass Through Certificates, Series 2005-AR6, Class 2A1A, 0.44%, due 04/25/45†	312,561
70,820	WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A1, 2.42%, due 11/25/36†	57,119
121,426	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.50%, due 10/25/45†	115,996
114,617	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.47%, due 11/25/45†	106,918
169,744	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.48%, due 12/25/45†	157,943
212,180	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.50%, due 12/25/45†	196,071
281,930	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 2.42%, due 11/25/36†	227,388
691,237	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 2.43%, due 12/25/36†	546,795
288,391	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 1A2, 2.68%, due 11/25/34†	291,698
279,471	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR8, Class 2A1, 2.74%, due 06/25/35†	286,505
697,349	Wells Fargo Mortgage Loan Trust, Series 2010-RR4, Class 2A1, 3.15%, due 08/27/35 144A	705,974

		24,991,148

See accompanying Notes to the Schedule of Investments.	79

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — 25.9%

28,167	FHLMC, Pool # 1N1589, 2.20%, due 05/01/37†	29,844
50,554	FHLMC, Pool # 1Q0136, 2.73%, due 09/01/36†	53,939
399,263	FHLMC, Pool # U61703, 3.50%, due 10/01/42	434,698
99,865	FHLMC, Pool # U61745, 3.50%, due 11/01/42	108,729
599,141	FHLMC, Pool # U61729, 3.50%, due 11/01/42	652,316
8,442,747	FHLMC, Pool # J13193, 4.00%, due 10/01/25	8,928,381
1,670,476	FHLMC, Pool # G14492, 4.00%, due 10/01/25	1,767,086
8,725,540	FHLMC, Pool # A96413, 4.00%, due 01/01/41	9,325,917
385,743	FHLMC, Pool # A90675, 4.50%, due 01/01/40	414,058
607,158	FHLMC, Pool # A92736, 4.50%, due 06/01/40	654,003
1,149,501	FHLMC, Pool # A93559, 4.50%, due 08/01/40	1,238,190
3,829,768	FHLMC, Pool # A93338, 4.50%, due 08/01/40	4,125,251
56,295	FHLMC, Pool # Q00012, 4.50%, due 04/01/41	60,761
1,472,339	FHLMC, Pool # A74793, 5.00%, due 03/01/38	1,584,556
2,221,695	FHLMC, Pool # 1Q0481, 5.12%, due 02/01/38†	2,397,515
959,591	FHLMC, Pool # G01749, 5.50%, due 01/01/35	1,043,074
190,148	FHLMC, Pool # A39306, 5.50%, due 11/01/35	206,453
232,066	FHLMC, Pool # G02427, 5.50%, due 12/01/36	251,167
428,148	FHLMC, Pool # G03695, 5.50%, due 11/01/37	463,389
239,037	FHLMC, Pool # G04222, 5.50%, due 04/01/38	258,264
1,604,469	FHLMC, Pool # G04587, 5.50%, due 08/01/38	1,732,523
977,651	FHLMC, Pool # G06875, 5.50%, due 12/01/38	1,062,704
1,667,463	FHLMC, Pool # G06172, 5.50%, due 12/01/38	1,801,586
701,086	FHLMC, Pool # G06020, 5.50%, due 12/01/39	757,478
489,941	FHLMC, Pool # G06945, 5.50%, due 02/01/40	529,349
3,137,446	FHLMC, Pool # 782735, 5.77%, due 09/01/36†	3,400,271
920,065	FHLMC, Pool # G07117, 6.00%, due 10/01/36	1,023,254
62,234	FHLMC, Pool # H09061, 6.00%, due 06/01/37	67,317
2,061,311	FHLMC, Pool # G03265, 6.00%, due 08/01/37	2,246,760
892,041	FHLMC, Pool # G03362, 6.00%, due 09/01/37	970,901
1,105,986	FHLMC, Pool # G08271, 6.00%, due 05/01/38	1,203,760
2,600,342	FHLMC, Pool # G06409, 6.00%, due 11/01/39	2,839,332
706,305	FHLMC, Pool # G06832, 6.00%, due 03/01/40	769,849
188,647	FHLMC, Pool # G06669, 6.50%, due 09/01/39	214,442
130,370	FHLMC, Series 2808, Class FT, 0.56%, due 04/15/33†	130,549
1,661,437	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.05%, due 01/25/20†	99,178
3,204,784	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.23%, due 04/25/20†	215,616
3,917,773	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K008, Class X1, 1.67%, due 06/25/20†	369,530
1,777,152	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K009, Class X1, 1.51%, due 08/25/20†	147,173
1,737,197	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K702, Class X1, 1.56%, due 02/25/18†	118,691
444,877	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	514,504
402,477	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.53%, due 07/25/44†	412,774

80	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

3,300,000	FHLMC TBA, 2.50%, due 02/01/27	3,444,891
10,500,000	FHLMC TBA, 3.00%, due 08/01/42	10,980,704
994,889	FNMA, Pool # AP9633, 2.50%, due 10/01/42	1,015,922
431,033	FNMA, Pool # AE2641, 3.50%, due 10/01/25	457,645
2,110,019	FNMA, Pool # AH2430, 3.50%, due 01/01/26	2,240,291
1,648,952	FNMA, Pool # AE2148, 3.50%, due 02/01/26	1,750,758
1,301,145	FNMA, Pool # AE3507, 3.50%, due 02/01/26	1,381,478
860,886	FNMA, Pool # AH4523, 3.50%, due 02/01/26	914,037
1,228,491	FNMA, Pool # AH4692, 3.50%, due 03/01/26	1,304,337
220,838	FNMA, Pool # AL0554, 3.50%, due 08/01/26	234,473
599,288	FNMA, Pool # AQ5369, 3.50%, due 12/01/42	651,423
600,000	FNMA, Pool # AQ7083, 3.50%, due 12/01/42	652,197
499,105	FNMA, Pool # AB7130, 3.50%, due 12/01/42	542,525
2,491,546	FNMA, Pool # 935983, 4.00%, due 05/01/25	2,669,510
198,822	FNMA, Pool # AD7480, 4.00%, due 09/01/25	213,024
9,783	FNMA, Pool # AE2434, 4.00%, due 09/01/25	10,482
203,914	FNMA, Pool # AE0551, 4.00%, due 11/01/25	218,479
32,148	FNMA, Pool # AE7182, 4.00%, due 11/01/25	34,444
107,482	FNMA, Pool # AE8069, 4.00%, due 12/01/25	115,159
39,582	FNMA, Pool # AH3622, 4.00%, due 01/01/26	42,421
545,163	FNMA, Pool # AL0243, 4.00%, due 01/01/26	584,103
1,441,730	FNMA, Pool # AH8167, 4.00%, due 04/01/26	1,545,159
437,921	FNMA, Pool # 890306, 4.00%, due 04/01/26	469,338
2,349,271	FNMA, Pool # AI3000, 4.00%, due 06/01/26	2,517,806
1,273,064	FNMA, Pool # AL0605, 4.00%, due 08/01/26	1,363,995
83,730	FNMA, Pool # 776565, 4.00%, due 04/01/34	90,318
572,106	FNMA, Pool # AH1338, 4.00%, due 12/01/40	629,475
156,809	FNMA, Pool # AH6392, 4.00%, due 02/01/41	172,382
665,000	FNMA, Pool # AB3745, 4.00%, due 10/01/41	713,999
1,358,256	FNMA, Pool # AJ5304, 4.00%, due 11/01/41	1,458,338
2,182,319	FNMA, Pool # AJ7689, 4.00%, due 12/01/41	2,343,121
36,160	FNMA, Pool # 254802, 4.50%, due 07/01/18	39,008
297,139	FNMA, Pool # MA0706, 4.50%, due 04/01/31	323,121
959,658	FNMA, Pool # MA0734, 4.50%, due 05/01/31	1,043,570
293,503	FNMA, Pool # MA0776, 4.50%, due 06/01/31	319,167
271,277	FNMA, Pool # MA0913, 4.50%, due 11/01/31	296,354
84,919	FNMA, Pool # MA0968, 4.50%, due 12/01/31	92,769
276,874	FNMA, Pool # MA0939, 4.50%, due 12/01/31	302,469
3,157,338	FNMA, Pool # AL0215, 4.50%, due 04/01/41	3,467,948
518,425	FNMA, Pool # AB3517, 4.50%, due 09/01/41	568,518
6,396,566	FNMA, Pool # AL2439, 5.00%, due 06/01/26	6,934,411
154,630	FNMA, Pool # 254793, 5.00%, due 07/01/33	168,493
178,615	FNMA, Pool # 555743, 5.00%, due 09/01/33	194,629
543,214	FNMA, Pool # 889117, 5.00%, due 10/01/35	591,916
631,223	FNMA, Pool # AL0476, 5.00%, due 11/01/40	700,834
81,457	FNMA, Pool # AI0511, 5.00%, due 04/01/41	90,440
162,297	FNMA, Pool # AI1863, 5.00%, due 05/01/41	180,195
725,124	FNMA, Pool # AI1892, 5.00%, due 05/01/41	805,090
173,376	FNMA, Pool # AI2433, 5.00%, due 05/01/41	192,496

See accompanying Notes to the Schedule of Investments.	81

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

89,167	FNMA, Pool # AI2462, 5.00%, due 05/01/41	99,000
88,977	FNMA, Pool # AI2443, 5.00%, due 05/01/41	98,789
91,831	FNMA, Pool # AI4261, 5.00%, due 06/01/41	101,958
599,273	FNMA, Pool # AE0011, 5.50%, due 09/01/23	649,334
2,680,816	FNMA, Pool # 995253, 5.50%, due 12/01/23	2,904,761
3,653,991	FNMA, Pool # AL0278, 5.50%, due 01/01/25	3,952,381
22,854	FNMA, Pool # 254548, 5.50%, due 12/01/32	25,120
2,652,187	FNMA, Pool # 704235, 5.50%, due 05/01/33	2,915,245
244,142	FNMA, Pool # 555591, 5.50%, due 07/01/33	268,357
3,036,502	FNMA, Pool # 725221, 5.50%, due 01/01/34	3,337,679
146,124	FNMA, Pool # 735224, 5.50%, due 02/01/35	160,617
336,289	FNMA, Pool # 990906, 5.50%, due 10/01/35	367,963
1,787,907	FNMA, Pool # 849077, 5.50%, due 01/01/36	1,954,067
54,115	FNMA, Pool # 852523, 5.50%, due 02/01/36	58,874
203,564	FNMA, Pool # 878059, 5.50%, due 03/01/36	221,465
57,925	FNMA, Pool # 256219, 5.50%, due 04/01/36	62,195
188,545	FNMA, Pool # 868658, 5.50%, due 04/01/36	205,125
207,715	FNMA, Pool # 190375, 5.50%, due 11/01/36	225,980
456,435	FNMA, Pool # 995072, 5.50%, due 08/01/38	504,988
1,316,161	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,477,309
3,443,368	FNMA, Pool # AL0144, 5.84%, due 11/01/37†	3,737,050
24,224	FNMA, Pool # 840483, 6.00%, due 11/01/21	26,666
441,097	FNMA, Pool # 256517, 6.00%, due 12/01/26	483,056
445,701	FNMA, Pool # 256962, 6.00%, due 11/01/27	487,819
179,924	FNMA, Pool # 985626, 6.00%, due 04/01/33	201,003
4,410,977	FNMA, Pool # 725162, 6.00%, due 02/01/34	4,927,742
19,409	FNMA, Pool # 745000, 6.00%, due 10/01/35	21,504
397,693	FNMA, Pool # 888560, 6.00%, due 11/01/35	444,284
122,990	FNMA, Pool # 882524, 6.00%, due 05/01/36	134,670
34,624	FNMA, Pool # 887324, 6.00%, due 08/01/36	37,912
82,333	FNMA, Pool # 893282, 6.00%, due 08/01/36	90,152
149,265	FNMA, Pool # 878210, 6.00%, due 09/01/36	163,441
5,548	FNMA, Pool # 882321, 6.00%, due 09/01/36	6,075
23,647	FNMA, Pool # 900746, 6.00%, due 09/01/36	26,121
133,625	FNMA, Pool # 898198, 6.00%, due 11/01/36	146,315
559,198	FNMA, Pool # 948690, 6.00%, due 08/01/37	624,535
840,170	FNMA, Pool # 890248, 6.00%, due 08/01/37	940,745
39,782	FNMA, Pool # AD0217, 6.00%, due 08/01/37	44,546
179,062	FNMA, Pool # 888736, 6.00%, due 10/01/37	193,856
306,798	FNMA, Pool # 955166, 6.00%, due 11/01/37	332,147
4,484,314	FNMA, Pool # 967691, 6.00%, due 01/01/38	4,910,175
615,526	FNMA, Pool # AL0852, 6.00%, due 06/01/38	666,383
1,904,634	FNMA, Pool # AL0406, 6.00%, due 06/01/38	2,062,001
1,290,184	FNMA, Pool # AL0901, 6.00%, due 07/01/38	1,396,783
501,283	FNMA, Pool # AE0028, 6.00%, due 10/01/39	548,888
2,450,091	FNMA, Pool # AE0469, 6.00%, due 12/01/39	2,682,768
445,195	FNMA, Pool # AE0616, 6.00%, due 03/01/40	487,474
1,142,266	FNMA, Pool # AL2688, 6.00%, due 10/01/40	1,250,744
9,884	FNMA, Pool # 869972, 6.50%, due 04/01/36	11,082

82	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

2,259,811	FNMA, Pool # 256421, 6.50%, due 09/01/36	2,504,078
104,100	FNMA, Pool # 955797, 6.50%, due 10/01/37	116,638
1,576,940	FNMA, Pool # AL0778, 6.50%, due 01/01/49	1,738,031
3,454,548	FNMA, Pool # 888369, 7.00%, due 03/01/37	3,983,181
56,635	FNMA, Pool # 924874, 7.00%, due 10/01/37	67,426
11,193	FNMA, Pool # 949563, 7.00%, due 11/01/37	13,326
17,050	FNMA, Pool # 955183, 7.00%, due 11/01/37	20,299
27,291	FNMA, Pool # 928938, 7.00%, due 12/01/37	32,491
20,558	FNMA, Pool # 968252, 7.00%, due 02/01/38	24,500
16,145	FNMA, Pool # 974156, 7.00%, due 02/01/38	19,241
55,722	FNMA, Pool # 985867, 7.00%, due 08/01/38	66,406
8,702	FNMA, Pool # 987891, 7.00%, due 09/01/38	10,370
242,663	FNMA, Pool # 934648, 7.00%, due 11/01/38	289,192
15,966	FNMA, Pool # 934202, 7.00%, due 11/01/38	19,028
34,335	FNMA, Pool # 991549, 7.00%, due 11/01/38	40,918
28,435	FNMA, Pool # 992249, 7.00%, due 11/01/38	33,887
1,398,690	FNMA, Pool # AE0758, 7.00%, due 02/01/39	1,665,201
1,085,794	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,308,918
1,600,000	FNMA, Series 2012-25, Class B, 6.50%, due 03/25/42	1,878,125
300,000	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	334,621
1,700,000	FNMA, Series 2012-35, Class MB, 5.50%, due 04/25/42	1,900,303
900,000	FNMA, Series 2012-46, Class BA, 6.00%, due 05/25/42	1,009,701
880,000	FNMA, Series 2012-76, Class AC, 6.50%, due 07/25/42	992,979
109,546	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	131,972
23,727	FNMA REMIC Trust, Series 2003-W1, Class 1A1, 6.18%, due 12/25/42†	28,996
4,200,000	FNMA TBA, 2.50%, due 07/01/27	4,392,937
1,400,000	FNMA TBA, 2.50%, due 10/01/42	1,427,016
20,100,000	FNMA TBA, 3.00%, due 09/01/42	21,067,312
2,000,000	FNMA TBA, 3.00%, due 09/01/42	2,091,875
3,200,000	FNMA TBA, 3.50%, due 01/01/42	3,412,625
3,000,000	FNMA TBA, Pool # 007737, 4.00%, due 05/01/24	3,213,281
5,100,000	FNMA TBA, Pool # 009174, 4.00%, due 09/01/40	5,468,156
500,000	FNMA TBA, 4.50%, due 04/01/21	537,969
153,388	FNMA Trust, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	176,206
800,908	FNMA, (IO), Series 2011-63, Class SW, 6.47%, due 07/25/41†	124,095
480,675	GNMA, Pool # 004617, 4.50%, due 01/20/40	530,115
407,872	GNMA, Pool # 734712, 4.50%, due 03/15/40	450,333
645,756	GNMA, Pool # 004696, 4.50%, due 05/20/40	712,175
632,307	GNMA, Pool # 004746, 4.50%, due 07/20/40	699,360
150,967	GNMA, Pool # 004854, 4.50%, due 11/20/40	166,669
306,366	GNMA, Pool # 004883, 4.50%, due 12/20/40	338,231
74,545	GNMA, Pool # 004923, 4.50%, due 01/20/41	82,259
4,491,920	GNMA, Pool # 004978, 4.50%, due 03/20/41	4,943,719
246,415	GNMA, Pool # 641779, 5.00%, due 09/15/35	270,104
830,068	GNMA, Pool # 004559, 5.00%, due 10/20/39	920,089
149,048	GNMA, Pool # 733600, 5.00%, due 04/15/40	163,596
453,264	GNMA, Pool # 733627, 5.00%, due 05/15/40	497,507
64,053	GNMA, Pool # 004747, 5.00%, due 07/20/40	71,000
64,182	GNMA, Pool # 783050, 5.00%, due 07/20/40	71,147

See accompanying Notes to the Schedule of Investments.	83

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,045,872	GNMA, Pool # 004772, 5.00%, due 08/20/40	1,157,686
250,784	GNMA, Pool # 004802, 5.00%, due 09/20/40	278,398
342,125	GNMA, Pool # 510835, 5.50%, due 02/15/35	377,208
400,000	GNMA, Pool # 783704, 5.50%, due 06/15/36****	445,000
12,490	GNMA, Pool # 002657, 6.00%, due 10/20/28	14,017
14,302	GNMA, Pool # 003489, 6.00%, due 12/20/33	16,109
80,026	GNMA, Pool # 003879, 6.00%, due 07/20/36	89,536
10,767	GNMA, Pool # 003920, 6.00%, due 11/20/36	12,046
621,770	GNMA, Pool # 004145, 6.00%, due 05/20/38	694,108
268,731	GNMA, Pool # 004195, 6.00%, due 07/20/38	299,996
10,185	GNMA, Pool # 004245, 6.00%, due 09/20/38	11,370
119,527	GNMA, Pool # 004580, 6.00%, due 11/20/39	133,852
160,711	GNMA, Pool # 004602, 6.00%, due 12/20/39	179,408
98,013	GNMA, Pool # 004620, 6.00%, due 01/20/40	109,417
177,748	GNMA, Pool # 004639, 6.00%, due 02/20/40	198,428
320,051	GNMA, Pool # 004774, 6.00%, due 08/20/40	358,087
63,534	GNMA, Pool # 004804, 6.00%, due 09/20/40	71,283
619,854	GNMA, Pool # 004837, 6.00%, due 10/20/40	695,455
393,208	GNMA, Pool # 004871, 6.00%, due 11/20/40	441,167
405,355	GNMA, Pool # 004928, 6.00%, due 01/20/41	454,796
341,619	GNMA, Pool # 004991, 6.00%, due 03/20/41	383,285
891,799	GNMA, Pool # 005063, 6.00%, due 05/20/41	997,783
353,688	GNMA, Pool # 004040, 6.50%, due 10/20/37	401,662
12,300,000	GNMA TBA, 3.00%, due 08/01/42	13,078,360
28,000,000	GNMA TBA, 3.00%, due 08/01/42	29,710,626
5,200,000	GNMA TBA, 3.00%, due 09/01/42	5,529,876
1,300,000	GNMA TBA, 3.50%, due 12/01/41	1,412,633
500,000	GNMA TBA, 3.50%, due 04/01/42	543,398
1,000,000	GNMA TBA, 4.00%, due 09/01/40	1,097,031
323,669	GNMA, (IO), Series 2010-31, Class GS, 6.29%, due 03/20/39†	50,857
108,077	GNMA, (IO), Series 2011-32, Class S, 5.79%, due 03/16/41†	13,027

683,303	GNMA, (IO), Series 2011-70, Class BS, 6.49%, due 12/16/36†	97,642

		287,787,089

	Municipal Obligations — 4.8%

2,250,000	American Municipal Power-Ohio, Inc., 8.08%, due 02/15/50	3,307,117
2,700,000	California East Bay Municipal Utility District, 5.87%, due 06/01/40	3,572,883
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	728,796
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	728,796
3,600,000	Irvine Ranch Water District Joint Powers Agency, 2.39%, due 03/15/14	3,609,072
155,000	Los Angeles Unified School District, 5.75%, due 07/01/34	185,991
1,235,000	Los Angeles Unified School District, 6.76%, due 07/01/34	1,649,701
1,250,000	New Jersey State Turnpike Authority, 7.10%, due 01/01/41	1,802,912
1,800,000	New York City Transitional Finance Authority, 4.73%, due 11/01/23	2,112,390
1,300,000	New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,549,249
1,300,000	New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,569,945
3,000,000	New York State Urban Development Corp., 5.00%, due 03/15/23	3,677,250
500,000	Northstar Education Finance, Inc., 1.71%, due 01/29/46	418,003

84	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**		Description	Value ($)

		Municipal Obligations — continued

3,100,000		Ohio Tobacco Settlement Financing Authority, 6.50%, due 06/01/47	3,024,918
1,100,000		Port Authority of New York and New Jersey, 4.46%, due 10/01/62	1,086,844
900,000		Southwest Student Services Corp., 0.09%, due 12/01/18	826,868
350,000		Southwest Student Services Corp., 0.51%, due 12/01/36	285,810
5,575,000		State of California General Obligation, 7.30%, due 10/01/39	7,730,852
1,360,000		State of California General Obligation, 7.50%, due 04/01/34	1,892,780
1,950,000		State of California General Obligation, 7.55%, due 04/01/39	2,813,460
925,000		State of Illinois General Obligation, 4.96%, due 03/01/16	1,016,159
1,600,000		State of Illinois General Obligation, 5.37%, due 03/01/17	1,795,392
2,025,000		State of Illinois General Obligation, 5.67%, due 03/01/18	2,309,087
1,000,000		State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,124,480
1,200,000		State of Kentucky Property & Building Commission, 4.40%, due 11/01/20	1,363,176
2,400,000		State of Kentucky Property & Building Commission, 5.37%, due 11/01/25	2,802,096

			52,984,027

		Sovereign Debt Obligations — 1.4%

3,800,000	EUR	Bundesschatzanweisungen, 0.75%, due 09/13/13	5,035,447
400,000	EUR	Bundesschatzanweisungen, 1.75%, due 06/14/13	531,494
2,500,000		Korea Housing Finance Corp., Reg S, 4.13%, due 12/15/15‡‡‡	2,708,613
22,490,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	1,882,440
19,860,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	1,802,332
140,000		Mexico Government International Bond, 4.75%, due 03/08/44	158,550
2,600,000		Province of Ontario Canada, 2.70%, due 06/16/15	2,738,892
303,879	GBP	United Kingdom Gilt Inflation Linked, 0.13%, due 03/22/24‡‡‡‡	538,155

			15,395,923

		U.S. Government and Agency Obligations — 22.8%

349,175		FHLMC, 2.24%, due 02/01/37†	367,024
350,000		Financing Corp. FICO STRIPS, (IO), Series 1, 1.11%, due 05/11/18‡‡	329,910
280,000		Financing Corp. FICO STRIPS, (PO), Series B, 1.10%, due 04/06/18‡‡	264,566
90,000		Financing Corp. FICO STRIPS, (PO), Series 11, 1.17%, due 02/08/18‡‡	84,935
330,000		Financing Corp. FICO STRIPS, (PO), Series E, 1.25%, due 11/02/18‡‡	307,516
270,000		Financing Corp. FICO STRIPS, (PO), Series 7, 1.25%, due 08/03/18‡‡	252,293
150,000		Financing Corp. FICO STRIPS, (PO), Series 7, 1.25%, due 08/03/18‡‡	140,163
330,000		Financing Corp. FICO STRIPS, (PO), Series D, 1.25%, due 08/03/18‡‡	308,358
140,000		Financing Corp. FICO STRIPS, (PO), Series 8, 1.30%, due 08/03/18‡‡	130,819
150,000		Financing Corp. FICO STRIPS, (PO), Series 15, 1.36%, due 03/07/19‡‡	138,325
50,000		Financing Corp. FICO STRIPS, (PO), Series 19, 1.40%, due 06/06/19‡‡	45,848
20,000		Financing Corp. FICO STRIPS, (PO), Series D, 1.55%, due 09/26/19‡‡	18,097
830,000		FNMA, 0.00%, due 10/09/19‡‡	728,347
244,740		FNMA, Series 2004-38, Class FK, 0.56%, due 05/25/34†	245,660
273,432		FNMA, 1.70%, due 08/01/37†	292,274
107,616		FNMA, 2.90%, due 09/01/35†	115,103
1,235,000		FNMA, 6.63%, due 11/15/30	1,886,559
1,118,643		GNMA, 0.59%, due 12/20/60†	1,124,753
1,968,867		GNMA, 0.66%, due 02/20/61†	1,986,459
1,911,932		GNMA, 0.71%, due 01/20/61†	1,932,832
472,646		GNMA, 0.71%, due 03/20/61†	478,023
1,255,550		GNMA, (IO), 6.34%, due 11/20/38†	173,553

See accompanying Notes to the Schedule of Investments.	85

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	U.S. Government and Agency Obligations — continued

835,462	GNMA, (IO), 6.44%, due 01/20/40†	145,147
4,000,000	Overseas Private Investment Corp., (1.64)%, due 11/18/13‡‡	4,058,436
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	250,986
2,364,000	U.S. Treasury Bond, 2.75%, due 08/15/42	2,283,106
6,640,000	U.S. Treasury Bond, 2.75%, due 11/15/42	6,398,264
490,000	U.S. Treasury Bond, 3.13%, due 02/15/42	512,433
2,600,000	U.S. Treasury Bond, 3.88%, due 08/15/40	3,125,281
200,000	U.S. Treasury Bond, 4.25%, due 11/15/40	255,406
200,000	U.S. Treasury Bond, 4.38%, due 02/15/38	259,531
4,000,000	U.S. Treasury Bond, 4.50%, due 02/15/36	5,265,000
400,000	U.S. Treasury Bond, 6.25%, due 08/15/23	573,562
800,000	U.S. Treasury Bond, 7.50%, due 11/15/24	1,274,125
4,888,512	U.S. Treasury Inflation Indexed Bond, 0.13%, due 04/15/17	5,237,962
3,781,511	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/22	4,110,030
2,514,750	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/22	2,731,059
8,459,600	U.S. Treasury Inflation Indexed Bond, 1.13%, due 01/15/21(a)	9,943,998
530,345	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20	629,619
2,539,591	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	3,292,938
107,023	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40	157,374
2,218,230	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/41	3,282,461
8,750,000	U.S. Treasury Note, 0.25%, due 01/31/14	8,756,834
7,000,000	U.S. Treasury Note, 0.25%, due 08/31/14	7,003,010
11,900,000	U.S. Treasury Note, 0.25%, due 02/15/15	11,896,287
7,000,000	U.S. Treasury Note, 0.25%, due 09/15/15	6,985,783
3,000,000	U.S. Treasury Note, 0.50%, due 05/31/13	3,005,274
1,200,000	U.S. Treasury Note, 0.63%, due 08/31/17	1,199,063
11,380,000	U.S. Treasury Note, 1.00%, due 09/30/19	11,303,538
15,540,000	U.S. Treasury Note, 1.13%, due 12/31/19	15,498,726
7,500,000	U.S. Treasury Note, 1.25%, due 03/15/14	7,594,335
3,250,000	U.S. Treasury Note, 1.25%, due 04/15/14	3,293,420
16,420,000	U.S. Treasury Note, 1.25%, due 10/31/19	16,558,552
2,000,000	U.S. Treasury Note, 1.38%, due 11/30/18	2,053,438
9,000,000	U.S. Treasury Note, 1.50%, due 07/31/16	9,333,279
7,240,000	U.S. Treasury Note, 1.63%, due 08/15/22	7,193,621
4,530,000	U.S. Treasury Note, 1.63%, due 11/15/22‡	4,481,162
300,000	U.S. Treasury Note, 1.75%, due 05/15/22	302,648
100,000	U.S. Treasury Note, 1.88%, due 08/31/17	105,633
32,200,000	U.S. Treasury Note, 2.00%, due 11/15/21(c)	33,425,113
11,700,000	U.S. Treasury Note, 2.00%, due 02/15/22	12,101,275
5,200,000	U.S. Treasury Note, 2.13%, due 08/15/21	5,467,311
12,000,000	U.S. Treasury Note, 2.63%, due 11/15/20	13,171,872
6,400,000	U.S. Treasury Note, 2.75%, due 02/15/19	7,087,501

		252,955,810

	TOTAL DEBT OBLIGATIONS (COST $1,003,209,471)	1,051,235,327

86	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 0.0%

	Auto Manufacturers — 0.0%

8,312	General Motors Co.*	239,635
2,087	Motors Liquidation Co. GUC Trust*	44,244

		283,879

	Building Materials — 0.0%

10,371	US Concrete, Inc.* ¤	93,857

	Diversified Financial Services — 0.0%

1,754	CIT Group, Inc.*	67,775

	TOTAL COMMON STOCKS (COST $478,595)	445,511

	PREFERRED STOCKS — 0.3%

	Banks — 0.1%

600	Wells Fargo & Co., 7.50% Class A	735,000

	Diversified Financial Services — 0.2%

74,625	Citigroup Capital XIII, 7.88%†	2,082,038
14,902	GMAC Capital Trust I, 8.125%†	397,138

		2,479,176

	TOTAL PREFERRED STOCKS (COST $2,718,226)	3,214,176

	WARRANTS — 0.0%

	Auto Manufacturers — 0.0%

7,557	General Motors Co., Strike Price $10.00, Expires 7/10/16*	147,362
7,557	General Motors Co., Strike Price $18.33, Expires 7/10/19*	94,387

		241,749

	Media — 0.0%

307	Charter Communications, Inc., Strike Price $46.68, Expires 11/30/14*	9,382

	Oil & Gas Services — 0.0%

190	SemGroup Corp., Strike Price $25.00, Expires 11/30/14* ¤	2,808

	TOTAL WARRANTS (COST $307,300)	253,939

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

43,000	U.S. Treasury Bond 30-Year Futures Option with Barclays Capital, Inc., Strike Price $152.00, Expires 01/25/13	7,391
67,000	U.S Treasury Note 10-Year Futures Option with Barclays Capital, Inc., Strike Price $133.50, Expires 01/25/13	19,890

	TOTAL CALL OPTIONS PURCHASED (COST $66,435)	27,281

See accompanying Notes to the Schedule of Investments.	87

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Notional	Description	Value ($)

	Put Options — 0.0%

2,300,000	OTC 30-Year Interest Rate Swaption with Royal Bank of Scotland Plc, Strike Price $3.45, Expires 09/21/15	178,772

	TOTAL OPTIONS PURCHASED (COST $249,764)	206,053

Par Value**	Description	Value ($)

	SHORT-TERM INVESTMENTS — 15.5%

	Bank Deposit — 6.1%

68,192,328	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/13	68,192,328

	TOTAL BANK DEPOSITS (COST $68,192,328)	68,192,328

	Certificates of Deposit — 1.5%

3,600,000	Banco do Brasil SA, 2.00%, due 06/28/13	3,592,642
3,000,000	Daimler Finance North America LLC, 1.07%, due 10/11/13	2,981,398
400,000	Daimler Finance North America LLC, 1.07%, due 10/15/13	397,478
2,300,000	Ford Motor Credit Co., 0.96%, due 03/05/13	2,296,024
3,700,000	Ford Motor Credit Co., 1.40%, due 01/18/13	3,697,554
200,000	Ford Motor Credit Co., 1.24%, due 01/23/13	199,848
3,800,000	Straight A Funding LLC, 0.18%, due 02/19/13	3,799,069

	TOTAL CERTIFICATES OF DEPOSIT (COST $16,929,582)	16,964,013

	Repurchase Agreements — 6.6%

42,400,000	Bank of America N.A. (Dated 12/31/2012. Collateralized by a U.S. Treasury Note, with a rate of 0.125% with a maturity of 12/31/2014, valued at $43,257,279. Repurchase proceeds are $42,400,542), 0.23%, due 01/02/13	42,400,000

13,500,000	Citigroup Global Markets, Inc. (Dated 12/31/2012. Collateralized by a Federal National Mortgage Association Security, with a rate of 4.000% with a maturity of 01/01/2042, valued at $14,006,340. Repurchase proceeds are $13,500,143), 0.19%, due 01/10/13	13,500,000

6,100,000	JPMorgan Securities LLC (Dated 12/31/2012. Collateralized by a U.S. Treasury Bond, with a rate of 3.875% with a maturity of 08/15/2040, valued at $6,270,880. Repurchase proceeds are $6,100,061), 0.18%, due 01/04/13	6,100,000

11,100,000	Morgan Stanley & Co. LLC (Dated 12/31/2012. Collateralized by a U.S. Treasury Bond, with a rate of 3.125% with a maturity of 11/15/2041 valued at $11,321,483. Repurchase proceeds are $11,100,155), 0.25%, due 01/02/13	11,100,000

	TOTAL REPURCHASE AGREEMENTS (COST $73,100,000)	73,100,000

	Securities Lending Collateral — 1.2%

13,073,243	State Street Navigator Securities Lending Prime Portfolio***	13,073,243

	TOTAL SECURITIES LENDING COLLATERAL (COST $13,073,243)	13,073,243

88	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value**	Description	Value ($)

	U.S. Government and Agency Obligations — 0.1%

100,000	FHLB Discount Note, 0.04%, due 03/26/13‡‡	99,991
75,000	FHLB Discount Note, 0.08%, due 02/19/13‡‡	74,991
231,000	United States Treasury Bill, 0.14%, due 02/21/13(b) ‡‡	230,954
263,000	United States Treasury Bill, 0.15%, due 04/11/13(b)	262,955
76,000	United States Treasury Bill, 0.18%, due 07/25/13(b)	75,947

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $744,745)	744,838

	TOTAL SHORT-TERM INVESTMENTS (COST $172,039,898)	172,074,422

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 110.5% (Cost $1,179,003,254)	1,227,429,428

	TBA Sale Commitments — (2.5)%

(2,000,000)	FHLMC TBA, 4.00%, due 07/01/40	(2,135,625)
(6,000,000)	FHLMC TBA, 4.50%, due 06/01/39	(6,439,688)
(7,000,000)	FNMA TBA, 3.50%, due 01/01/26	(7,427,656)
(11,000,000)	FNMA TBA, 4.00%, due 05/01/24	(11,782,030)

		(27,784,999)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $27,744,531)	(27,784,999)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 108.0% (Cost $1,151,258,723)	1,199,644,429

	Other Assets and Liabilities (net) — (8.0)%	(89,170,256)

	NET ASSETS — 100.0%	$1,110,474,173

Notes to Schedule of Investments:

FICO — Financing Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

PIK — Payment In Kind

PO — Principal Only

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

*	Non-income producing security

‡	All or a portion of this security is out on loan.

(a)	All or a portion of this security is held for open futures collateral.

See accompanying Notes to the Schedule of Investments.	89

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

(b)	All or a portion of this security is held for open swaps collateral.

(c)	All or a portion of this security is held for open futures and swaps collateral.

¤	Illiquid security. The total market value of the securities at period end is $23,406,277 which represents 2.1% of net assets. The aggregate tax cost of these securities held at December 31, 2012 was $22,815,131.

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $445,000 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2012 was $665,161.

†	Floating rate note. Rate shown is as of December 31, 2012.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Indexed security in which price and/or coupon is linked to the prices of a specific financial instrument or financial statistic.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $72,023,404 which represents 6.5% of net assets.

90	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

A summary of outstanding financial instruments at December 31, 2012 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
2/01/13	CNY	JPMorgan Chase Bank	5,986,164	$958,968	$19,446
8/05/13	CNY	UBS AG	8,424,725	1,334,922	840
2/01/13	CNY	UBS AG	46,266,100	7,411,707	71,959
9/13/13	EUR	HSBC Bank USA	4,936,000	6,523,806	74,064
10/11/13	EUR	JPMorgan Chase Bank	216,000	285,575	4,451

					$170,760

Sales
1/31/13	AUD	Bank of America N.A.	3,901,000	$4,041,583	$27,160
1/31/13	AUD	JPMorgan Chase Bank	198,000	205,135	3,534
2/01/13	CNY	HSBC Bank USA	36,915,418	5,913,753	(109,645)
2/01/13	CNY	JPMorgan Chase Bank	13,464,784	2,157,023	(50,023)
2/01/13	CNY	UBS AG	9,875,848	1,582,085	(36,085)
1/15/13	EUR	Bank of America N.A.	3,835,000	5,056,583	(70,189)
1/15/13	EUR	Citibank N.A.	22,000	29,008	(227)
9/13/13	EUR	HSBC Bank USA	8,600,000	11,366,437	(571,287)
9/13/13	EUR	JPMorgan Chase Bank	100,000	132,168	(8,943)
10/11/13	EUR	JPMorgan Chase Bank	216,000	285,575	(19,128)
6/14/13	EUR	JPMorgan Chase Bank	400,000	528,154	(11,073)
1/15/13	EUR	UBS AG	52,000	68,564	(1,756)
3/12/13	GBP	Bank of America N.A.	1,715,000	2,787,137	(25,485)
2/28/13	GBP	JPMorgan Chase Bank	211,000	342,922	(3,292)

					$(876,439)

Currency Abbreviations

AUD	Australian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound Sterling
MXN	Mexican Peso

See accompanying Notes to the Schedule of Investments.	91

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
82	Eurodollar 90 Day	June 2014	$20,407,750	$4,746
93	U.S Ultra Long	March 2013	15,121,219	(333,052)

				$(328,306)

Sales
11	Euro-OAT	March 2013	$1,974,647	$(12,339)
82	Eurodollar 90 Day	June 2015	20,358,550	(179)
13	U.S. Treasury Bond 30 Yr.	March 2013	1,917,500	34,802
484	U.S. Treasury Note 10 Yr.	March 2013	642	280,100
20	U.S. Treasury Note 2 Yr.	March 2013	4,409,375	279
124	U.S. Treasury Note 5 Yr.	March 2013	15,427,344	24,076
166	U.S. Treasury Note 5 Yr.	March 2013	20,652,734	(14,063)

				$312,676

Written Options

Type of Contract	Counterparty	Number of Contracts	Premiums Received	Value at December 31, 2012
CALL — OTC 5-Year Interest Rate Swaption Strike @ $ 1.40 Expires 03/18/2013	Bank of America Securities LLC	1,200,000	$8,280	$(29,911)
PUT — OTC 5-Year Interest Rate Swaption Strike @ $ 1.40 Expires 03/18/2013	Bank of America Securities LLC	1,200,000	28,560	(374)
PUT — OTC 5-Year Interest Rate Swaption Strike @ $ 2.50 Expires 09/21/2015	Royal Bank of Scotland Plc	9,700,000	184,300	(150,360)
TOTAL			$221,140	$(180,645)

92	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Interest Rate Swaps

Description	Notional Amount	Unrealized Appreciation (Depreciation)	Value
Agreement with Bank of America N.A. dated 07/06/12 receiving a fixed rate of 8.44% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/15.	$40,800,000	$343,102	$377,317
Agreement with Bank of America N.A. dated 10/15/12 receiving a fixed rate of 7.42% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2014.	14,700,000	25,560	25,560
Agreement with Goldman Sachs dated 06/05/12 receiving a fixed rate of 4.00% paying the notional amount multiplied by the 6-Month AUD-BBR-BBSW rate. Expiring 03/15/23.	200,000	2,367	2,367
Agreement with HSBC Bank USA dated 02/24/12 receiving a fixed rate of 10.135% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.	9,800,000	302,563	319,682
Agreement with HSBC Bank USA dated 10/15/12 receiving a fixed rate of 8.075% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.	4,200,000	11,057	19,129
Agreement with Morgan Stanley Capital Services LLC dated 02/27/12 receiving a fixed rate of 10.605% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.	10,300,000	350,850	414,511

			$1,158,566

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	3-Month USD-LIBOR	0.31%	12/19/22	Citigroup Global Markets	$5,700,000	$(63,802)
Receive	3-Month USD-LIBOR	0.31%	12/19/42	Morgan Stanley Capital Services LLC	2,800,000	172,364
Receive	3-Month USD-LIBOR	1.00%	01/4/18	Citigroup Global Markets	3,100,000	(10,641)
Pay	6-Month AUD-BBR-BBSW	3.75%	03/15/18	Deutsche Bank AG	4,300,000	67,190
Pay	6-Month AUD-BBR-BBSW	3.75%	03/15/23	Citigroup Global Markets	1,100,000	(3,476)
Pay	6-Month AUD-BBR-BBSW	4.00%	03/15/23	Citigroup Global Markets and Deutsche Bank AG	10,200,000	57,825
Pay	6-Month AUD-BBR-BBSW	4.25%	03/15/23	Citigroup Global Markets	2,500,000	69,929
Receive	6-Month EUR-LIBOR	1.00%	03/20/23	Morgan Stanley Capital Services LLC	1,000,000	(41,258)

						$248,131

See accompanying Notes to the Schedule of Investments.	93

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
1,800,000	12/20/17	JPMorgan Chase Bank	$(8,495)
4,400,000	03/20/21	Goldman Sachs International	50,666
900,000	03/20/16	Deutsche Bank AG	7,947
1,400,000	03/20/16	Morgan Stanley Capital Services LLC	12,360
400,000	12/20/15	Deutsche Bank AG	(4,257)

			$58,221

94	See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	94.7
Preferred Stocks	0.3
Swaps	0.2
Common Stocks	0.0
Warrants	0.0
Options Purchased	0.0
Futures Contracts	0.0
Written Options	0.0
Forward Foreign Currency Contracts	(0.1)
TBA Sale Commitments	(2.5)
Short-Term Investments	15.5
Other Assets and Liabilities (net)	(8.1)

100.0%

See accompanying Notes to the Schedule of Investments.	95

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.7%

	Bermuda — 0.7%

536,000	COSCO Pacific, Ltd.	777,757
3,000	Credicorp, Ltd.	439,680
86,650	Dairy Farm International Holdings, Ltd.	945,867
9,106,000	GOME Electrical Appliances Holding, Ltd.*	1,102,766

	Total Bermuda	3,266,070

	Brazil — 7.4%

20,100	Amil Participacoes SA	302,965
70,600	Arteris SA	654,636
51,100	Banco Bradesco SA, ADR‡	887,607
70,800	Banco do Brasil SA	903,200
390,188	BM&FBovespa SA	2,723,643
22,500	BR Malls Participacoes SA	298,080
41,200	BR Properties SA	512,990
30,500	CCR SA	289,230
24,300	Cia Brasileira de Distribuicao Grupo, ADR‡	1,078,677
169,410	Cia de Bebidas das Americas, ADR	7,113,526
7,400	Cia de Saneamento Basico do Estado, ADR	618,418
233,610	Cia Siderurgica Nacional SA	1,391,589
58,144	Cielo SA	1,628,027
90,825	Companhia Energetica de Minas Gerais, Sponsored ADR	986,359
1,300	Embraer SA, ADR	37,063
26,600	Fibria Celulose SA, Sponsored ADR* ‡	302,442
14,600	Itau Unibanco Holding SA, ADR	240,316
404,000	JBS SA*	1,199,768
30,500	Lojas Renner SA	1,193,352
114,900	MRV Engenharia e Participacoes SA	689,994
8,300	Multiplan Empreendimentos Imobiliarios SA	244,966
30,200	Natura Cosmeticos SA	866,555
71,000	Petroleo Brasileiro SA, Sponsored ADR	1,370,300
110,300	Porto Seguro SA	1,268,574
233,225	Souza Cruz SA	3,531,840
119,500	Tim Participacoes SA	476,382
36,505	Totvs SA	718,891
11,300	Ultrapar Participacoes SA	253,557
137,200	Vale SA, ADR	2,785,160

	Total Brazil	34,568,107

	Cayman Islands — 3.5%

1,243,000	Anta Sports Products, Ltd.	1,111,217
29,728	Baidu, Inc., Sponsored ADR*	2,981,421
399,000	China Mengniu Dairy Co., Ltd.	1,135,245
86,000	China Resources Land, Ltd.	237,030
567,000	China Shanshui Cement Group, Ltd.	424,485
255,000	Country Garden Holdings Co., Ltd.*	136,462
58,000	ENN Energy Holdings, Ltd.	253,588
86,000	Evergrande Real Estate Group, Ltd.	48,790

96	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued

78,500	Longfor Properties Co., Ltd.	155,661
157,000	MStar Semiconductor, Inc.	1,182,354
441,500	Parkson Retail Group, Ltd.	360,544
701,395	Sands China, Ltd.	3,146,426
77,000	Shimao Property Holdings, Ltd.	148,670
552,000	Soho China, Ltd.	445,904
41,800	Tencent Holdings, Ltd.	1,357,099
364,718	Tingyi Cayman Islands Holding Corp.	1,015,588
748,495	Wynn Macau, Ltd.*	2,062,800

	Total Cayman Islands	16,203,284

	Chile — 1.8%

1,991,400	Banco de Chile	308,214
60,484,680	Banco Santander Chile	4,311,439
44,424	Banco Santander Chile, ADR‡	1,265,640
18,229	Empresas COPEC SA	258,975
35,300	Enersis SA, Sponsored ADR	643,166
30,979	ENTEL Chile SA	640,244
32,662	SACI Falabella	337,082
11,400	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	657,096

	Total Chile	8,421,856

	China — 9.0%

12,159,000	Bank of China, Ltd. Class H	5,536,197
659,000	Bank of Communications Co., Ltd. Class H	502,687
1,402,000	China BlueChemical, Ltd. Class H	941,580
682,000	China Citic Bank Corp., Ltd. Class H	411,019
240,000	China Coal Energy Co., Ltd. Class H	268,337
8,622,000	China Construction Bank Corp. Class H	7,026,967
144,000	China Merchants Bank Co., Ltd. Class H	322,552
663,500	China Minsheng Banking Corp., Ltd. Class H	783,570
332,000	China Oilfield Services, Ltd. Class H	686,613
1,828,000	China Petroleum & Chemical Corp. Class H	2,098,751
12,100	China Petroleum & Chemical Corp., ADR	1,390,532
87,500	China Railway Construction Corp. Class H	100,631
1,257,000	China Railway Group, Ltd. Class H	739,759
1,322,000	China Telecom Corp., Ltd. Class H	740,658
641,000	Chongqing Rural Commercial Bank Class H	357,632
342,000	Dongfeng Motor Group Co., Ltd. Class H	538,554
213,500	Great Wall Motor Co., Ltd. Class H	677,263
609,200	Guangzhou R&F Properties Co., Ltd. Class H	1,028,866
7,849,000	Industrial & Commercial Bank of China Class H	5,660,449
1,552,000	Jiangsu Expressway Co., Ltd. Class H	1,599,448
862,000	Jiangxi Copper Co., Ltd. Class H	2,311,534
8,300	PetroChina Co., Ltd., ADR	1,193,374
2,058,000	PetroChina Co., Ltd. Class H	2,945,128
84,000	Sinopharm Group Co., Ltd. Class H	266,806
272,469	Tsingtao Brewery Co., Ltd. Class H	1,622,715

See accompanying Notes to the Schedule of Investments.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	China — continued

148,000	Yanzhou Coal Mining Co., Ltd. Class H	249,947
367,500	Zhaojin Mining Industry Co., Ltd. Class H	582,214
1,652,000	Zhejiang Expressway Co., Ltd. Class H	1,316,927

	Total China	41,900,710

	Colombia — 1.4%

2,132,012	Ecopetrol SA	6,611,459

	Czech Republic — 0.4%

32,234	CEZ AS	1,157,754
3,408	Komercni Banka AS	720,086

	Total Czech Republic	1,877,840

	Hong Kong — 4.5%

405,000	China Agri-Industries Holdings, Ltd.	227,758
534,001	China Mobile, Ltd.	6,255,209
58,500	China Mobile, Ltd., Sponsored ADR‡	3,435,120
170,000	China Overseas Land & Investment, Ltd.	514,958
118,000	China Resources Power Holdings Co., Ltd.	301,939
927,000	CNOOC, Ltd.	2,035,466
10,100	CNOOC, Ltd., ADR	2,222,000
790,000	Guangdong Investment, Ltd.	619,907
603,634	Hongkong Electric Holdings	5,181,017
140,000	Shougang Fushan Resources Group, Ltd.	52,112
40,500	Sino-Ocean Land Holdings, Ltd.	31,077

	Total Hong Kong	20,876,563

	Hungary — 0.1%

3,142	MOL Hungarian Oil and Gas Plc	254,777
4,404	OTP Bank Nyrt	83,650

	Total Hungary	338,427

	India — 11.9%

21,400	Asian Paints, Ltd.	1,742,579
70,529	Bajaj Auto, Ltd.	2,742,084
77,330	Bharat Heavy Electricals, Ltd.	327,087
259,700	Cipla, Ltd.	1,971,009
31,164	Colgate-Palmolive India, Ltd.	892,208
42,800	Dr. Reddy’s Laboratories, Ltd., ADR	1,424,812
49,407	HDFC Bank, Ltd.	613,280
205,800	HDFC Bank, Ltd., ADR	8,380,176
642,557	Hindustan Unilever, Ltd.	6,169,374
492,896	Housing Development Finance Corp.	7,510,799
12,279	ICICI Bank, Ltd.	258,586
21,800	ICICI Bank, Ltd., Sponsored ADR	950,698
26,806	Infosys, Ltd.	1,142,377
30,300	Infosys, Ltd., Sponsored ADR‡	1,281,690
1,495,000	ITC, Ltd.	7,820,882

98	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	India — continued

165,100	Kotak Mahindra Bank, Ltd.	1,967,635
27,700	Nestle India, Ltd.	2,519,978
118,084	Power Finance Corp., Ltd.	442,112
25,147	Reliance Industries, Ltd., GDR 144A	767,486
54,261	Rural Electrification Corp., Ltd.	242,022
4,147	State Bank of India, GDR	371,779
164,500	Sun Pharmaceutical Industries, Ltd.	2,214,989
115,034	Tata Consultancy Services, Ltd.	2,639,526
38,300	Tata Motors, Ltd., Sponsored ADR	1,099,976
41,000	Wipro, Ltd., ADR‡	359,160

	Total India	55,852,304

	Indonesia — 2.5%

53,000	Astra Agro Lestari Tbk PT	108,725
1,899,500	Astra International Tbk PT	1,502,857
371,000	Bank Rakyat Indonesia Persero Tbk PT	270,189
10,218,000	Bumi Resources Tbk PT	628,173
157,183	Gudang Garam Tbk PT	921,001
24,500	Indo Tambangraya Megah Tbk PT	105,782
114,000	Indocement Tunggal Prakarsa Tbk PT	266,333
1,930,500	Indofood Sukses Makmur Tbk PT	1,173,493
2,693,500	Perusahaan Gas Negara Persero Tbk PT	1,289,023
946,501	Semen Gresik Persero Tbk PT	1,559,216
142,500	Tambang Batubara Bukit Asam Persero Tbk PT	224,322
14,400	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	532,080
526,500	Telekomunikasi Indonesia Tbk PT	495,385
906,599	Unilever Indonesia Tbk PT	1,966,240
327,000	United Tractors Tbk PT	672,114

	Total Indonesia	11,714,933

	Malaysia — 4.5%

813,100	Alliance Financial Group Bhd	1,170,866
812,300	AMMB Holdings Bhd	1,804,260
45,400	British American Tobacco Malaysia Bhd	921,587
74,300	CIMB Group Holdings Bhd	185,588
411,400	DiGi.Com Bhd	712,233
416,200	Genting Bhd	1,256,765
1,684,100	Genting Malaysia Bhd	1,962,786
82,400	Kuala Lumpur Kepong Bhd	648,264
1,143,217	Malayan Banking Bhd	3,439,890
232,900	Parkson Holdings Bhd	397,619
157,700	Petronas Chemicals Group Bhd	329,795
90,600	Petronas Gas Bhd	579,042
509,200	Public Bank Bhd	2,712,291
106,200	Public Bank Bhd (Foreign Market)	566,941
9,900	Sime Darby Bhd	30,852
563,000	Tenaga Nasional Bhd	1,277,378

See accompanying Notes to the Schedule of Investments.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued

788,500	UMW Holdings Bhd	3,082,326

	Total Malaysia	21,078,483

	Mexico — 8.0%

502,200	Alfa SAB de CV Class A	1,062,718
67,500	America Movil SA de CV Series L, ADR	1,561,950
57,600	Arca Continental SAB de CV	426,833
14,975	Coca-Cola Femsa SAB de CV, Sponsored ADR‡	2,231,874
456,055	Compartamos SAB de CV	648,647
58,271	Fomento Economico Mexicano SA de CV, Sponsored ADR	5,867,890
154,000	Grupo Bimbo SAB de CV Series A	396,918
112,034	Grupo Carso SAB de CV Series A-1	548,092
123,700	Grupo Financiero Banorte SAB de CV Series O	795,105
508,400	Grupo Financiero Inbursa SAB de CV Series O	1,533,891
208,447	Grupo Financiero Santander Mexico SAB de CV Class B, ADR*	3,372,673
881,169	Grupo Mexico SAB de CV Series B	3,164,093
164,500	Grupo Modelo SAB de CV Series C	1,468,795
104,451	Grupo Televisa SAB, Sponsored ADR	2,776,308
65,410	Industrias Penoles SAB de CV	3,284,150
560,300	Kimberly-Clark de Mexico SAB de CV	1,432,463
2,059,121	Wal-Mart de Mexico SAB de CV	6,688,258

	Total Mexico	37,260,658

	Peru — 0.5%

69,215	Cia de Minas Buenaventura SA, ADR	2,488,279

	Philippines — 0.9%

1,409,100	Aboitiz Equity Ventures, Inc.	1,816,442
390,650	Bank of the Philippine Islands	905,872
61,550	SM Investments Corp.	1,322,965

	Total Philippines	4,045,279

	Poland — 1.3%

24,302	Asseco Poland SA	355,114
10,848	Grupa Lotos SA*	145,339
805	KGHM Polska Miedz SA	50,053
159,017	PGE SA	937,641
141,345	Powszechna Kasa Oszczednosci Bank Polski SA	1,705,133
18,132	Powszechny Zaklad Ubezpieczen SA	2,574,930
157,683	Tauron Polska Energia SA	242,323

	Total Poland	6,010,533

	Russia — 3.0%

211,466	Gazprom OAO, Sponsored ADR	2,027,721
367,245	Gazprom OAO (OTC Exchange), Sponsored ADR	3,573,294
60,833	LUKOIL OAO, Sponsored ADR	4,106,228
34,983	MMC Norilsk Nickel OJSC, ADR	653,763

100	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

37,456	Rosneft Oil Co., Reg S, GDR* ‡‡‡	333,733
16,328	Rostelecom OJSC, Sponsored ADR‡	399,873
19,870	Sberbank of Russia, Sponsored ADR	249,567
71,054	Severstal OAO, Reg S, GDR‡‡‡	864,727
7,244	Sistema JSFC, Reg S, Sponsored GDR‡‡‡	146,774
57,365	Surgutneftegas OJSC, Sponsored ADR	517,432
20,188	Tatneft, Sponsored ADR	892,103
11,393	TMK OAO, Reg S, GDR* ‡‡‡	177,089

	Total Russia	13,942,304

	South Africa — 5.4%

87,760	ABSA Group, Ltd.	1,709,700
246,921	African Bank Investments, Ltd.	948,674
149,302	Aveng, Ltd.	539,762
1,348	Bidvest Group, Ltd.	34,458
13,300	Gold Fields, Ltd., Sponsored ADR‡	166,117
13,489	Growthpoint Properties, Ltd.	38,959
38,200	Harmony Gold Mining Co., Ltd., Sponsored ADR	342,272
12,552	Imperial Holdings, Ltd.	297,550
8,411	Investec, Ltd.	58,708
53,589	Kumba Iron Ore, Ltd.	3,659,119
49,079	Liberty Holdings, Ltd.	643,889
124,627	MMI Holdings, Ltd.	326,606
76,778	MTN Group, Ltd.	1,612,447
20,055	Naspers, Ltd.	1,287,543
41,132	Netcare, Ltd.	95,253
197,021	Redefine Properties, Ltd.	218,179
121,204	Remgro, Ltd.	2,278,068
127,517	Reunert, Ltd.	1,169,039
112,746	RMB Holdings, Ltd.	546,752
65,383	Salam, Ltd.	349,488
16,903	Sasol, Ltd.	733,243
79,721	Shoprite Holdings, Ltd.	1,935,999
112,393	Spar Group, Ltd. (The)	1,748,179
84,978	Standard Bank Group, Ltd.	1,201,447
35,395	Tiger Brands, Ltd.	1,361,796
56,161	Truworths International, Ltd.	727,442
145,517	Woolworths Holdings, Ltd.	1,221,231

	Total South Africa	25,251,920

	South Korea — 7.7%

9,019	Daelim Industrial Co., Ltd.	740,924
14,610	DGB Financial Group, Inc.	199,344
44,365	Dongbu Insurance Co., Ltd.	1,909,858
7,440	Hanwha Corp.	239,328
37,610	Hanwha Life Insurance Co., Ltd.	273,380
2,317	Hyundai Heavy Industries Co., Ltd.	528,676
48,730	Hyundai Marine & Fire Insurance Co., Ltd.	1,521,247

See accompanying Notes to the Schedule of Investments.	101

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

1,687	Hyundai Mobis	457,559
1,805	Hyundai Wia Corp.	294,178
95,920	Industrial Bank of Korea	1,068,410
101,680	Kangwon Land, Inc.	2,791,818
1,497	KCC Corp.	417,047
10,721	Kia Motors Corp.	570,477
9,040	Korea Exchange Bank*	64,680
2,229	Korea Zinc Co., Ltd.	849,614
7,600	KP Chemical Corp.****	89,874
32,060	KT Corp.	1,065,870
59,000	KT Corp., Sponsored ADR*	987,660
48,391	KT&G Corp.	3,669,818
1,023	LG Chem, Ltd.	318,048
6,314	LG Corp.	386,998
57,600	LG Display Co., Ltd., ADR* ‡	834,048
4,015	LG Household & Health Care, Ltd.	2,470,463
3,080	Mirae Asset Securities Co., Ltd.	103,068
1,131	Orion Corp. Republic of South Korea	1,163,112
13,104	S1 Corp. Korea	857,459
20,050	Samsung Card Co., Ltd.	684,135
6,903	Samsung Electronics Co., Ltd., Reg S, GDR‡‡‡	4,866,615
1,928	Samsung Engineering Co., Ltd.	300,467
4,112	Samsung Fire & Marine Insurance Co., Ltd.	838,318
53,140	Samsung Heavy Industries Co., Ltd.	1,933,812
4,346	SK Holdings Co., Ltd.	728,378
7,790	SK Networks Co., Ltd.	61,811
15,600	SK Telecom Co., Ltd., ADR	246,948
13,695	SK Telecom Co., Ltd.	1,952,112
33,790	Woori Finance Holdings Co., Ltd.	375,255

	Total South Korea	35,860,809

	Taiwan — 8.7%

634,000	AU Optronics Corp.*	286,821
282,000	Cheng Shin Rubber Industry Co., Ltd.	734,115
874,140	Chicony Electronics Co., Ltd.	2,030,584
1,130,000	Chimei Innolux Corp.*	612,181
19,000	China Motor Corp.	18,042
508,225	China Petrochemical Development Corp.	316,873
820,000	Chinatrust Financial Holding	486,161
1,634,000	Compal Electronics, Inc.	1,105,639
68,000	Delta Electronics, Inc.	250,906
596,000	Eva Airways Corp.*	349,307
496,000	Evergreen Marine Corp. Taiwan, Ltd.*	297,296
412,000	Far EasTone Telecommunications Co., Ltd.	1,052,680
827,000	Farglory Land Development Co., Ltd.	1,496,611
63,000	Feng Hsin Iron & Steel Co.	112,468
112,850	Foxconn Technology Co., Ltd.	355,362
731,997	Fubon Financial Holding Co., Ltd.	888,506

102	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

41,000	Giant Manufacturing Co., Ltd.	235,843
209,000	Highwealth Construction Corp.	393,897
579,700	Hon Hai Precision Industry Co., Ltd.	1,787,037
166,000	HTC Corp.	1,722,787
874,575	Lite-On Technology Corp.	1,164,205
58,374	MediaTek, Inc.	652,983
283,000	Mega Financial Holding Co., Ltd.	221,217
333,000	Novatek Microelectronics Corp., Ltd.	1,367,348
242,000	Pou Chen Corp.	254,903
243,000	President Chain Store Corp.	1,303,367
233,000	Quanta Computer, Inc.	550,821
222,220	Realtek Semiconductor Corp.	469,918
150,000	Richtek Technology Corp.	879,548
1,546,000	Shin Kong Financial Holding Co., Ltd.*	438,006
702,762	SinoPac Financial Holdings Co., Ltd.	303,001
440	Taiwan Business Bank*	133
353,000	Taiwan Cement Corp.	473,730
115,700	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,985,412
2,554,000	Taiwan Semiconductor Manufacturing Co., Ltd.	8,548,015
1,252,000	Teco Electric and Machinery Co., Ltd.	961,922
2,015,800	TSRC Corp.	4,101,082
1,151,210	Uni-President Enterprises Corp.	2,117,633
445,000	Walsin Lihwa Corp.*	152,595

	Total Taiwan	40,478,955

	Thailand — 2.4%

140,900	Advanced Info Service PCL, NVDR	969,229
294,400	Bangkok Bank PCL	2,017,159
72,500	Bangkok Bank PCL, NVDR	465,408
388,500	Bank of Ayudhya PCL, NVDR	414,962
28,000	Banpu PCL	367,963
729,300	CP All PCL Class F	1,094,077
288,600	Kasikornbank PCL	1,832,367
85,100	Kasikornbank PCL Class N, NVDR	540,471
770,000	Krung Thai Bank PCL, NVDR	496,006
54,100	PTT PCL	589,907
297,300	Siam Commercial Bank PCL	1,759,114
59,600	Siam Commercial Bank PCL, NVDR	354,738
135,100	Thai Oil PCL Class N, NVDR	300,681

	Total Thailand	11,202,082

	Turkey — 1.5%

80,909	Arcelik AS	532,354
5,486	BIM Birlesik Magazalar AS	268,620
168,144	Eregli Demir ve Celik Fabrikalari TAS	231,524
71,827	Haci Omer Sabanci Holding AS	396,853
65,468	TAV Havalimanlari Holding AS*	335,126
44,921	Tupras Turkiye Petrol Rafinerileri AS	1,299,041

See accompanying Notes to the Schedule of Investments.	103

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

357,540	Turk Hava Yollari AS*	1,257,586
385,841	Turk Telekomunikasyon AS	1,498,360
49,147	Turkiye Halk Bankasi AS	483,586
83,476	Turkiye Is Bankasi	290,020
14,063	Turkiye Sise ve Cam Fabrikalari AS	23,317
256,119	Turkiye Vakiflar Bankasi Tao Series D	663,829

	Total Turkey	7,280,216

	United Kingdom — 5.1%

177,833	British American Tobacco Plc	8,965,940
627,809	HSBC Holdings Plc	6,664,647
175,293	SABMiller Plc	8,049,887

	Total United Kingdom	23,680,474

	United States — 0.5%

66,986	Southern Copper Corp.	2,536,090

	TOTAL COMMON STOCKS (COST $403,847,404)	432,747,635

	PREFERRED STOCKS — 2.5%

	Brazil — 2.5%

115,738	Aes Tiete SA, 13.75%	1,337,907
79,000	Banco do Estado do Rio Grande do Sul, 5.43%	607,510
120,100	Bradespar SA, 5.79%	1,969,290
17,194	Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.81%	756,610
63,900	Cia de Bebidas das Americas, 2.96%	2,690,893
199,800	Cia Energetica de Minas Gerais, 25.74%	2,169,993
45,500	Cia Energetica de Sao Paulo, 8.11%	435,807
42,800	Lojas Americanas SA, 0.51%	385,769
36,300	Metalurgica Gerdau SA, 1.75%	416,136
177,900	Usinas Siderurgicas de Minas Gerais SA, 0.72% Series A	1,159,756

	Total Brazil	11,929,671

	TOTAL PREFERRED STOCKS (COST $11,418,356)	11,929,671

	RIGHTS — 0.0%

	Chile — 0.0%

89,110	Banco de Chile, Strike price $0.00, Expires 01/03/13*	1,126

	TOTAL RIGHTS (COST $—)	1,126

104	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 5.6%

		Bank Deposit — 3.6%

16,603,446		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/13	16,603,446

		Securities Lending Collateral — 2.0%

9,178,351		State Street Navigator Securities Lending Prime Portfolio***	9,178,351

		TOTAL SHORT-TERM INVESTMENTS (COST $25,781,797)	25,781,797

		TOTAL INVESTMENTS — 100.8% (Cost $441,047,557)	470,460,229

		Other Assets and Liabilities (net) — (0.8)%	(3,609,539)

		NET ASSETS — 100.0%	$466,850,690

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		GDR — Global Depository Receipt

		NVDR — Non-Voting Depository Receipt

	*	Non-income producing security

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $89,874 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2012 was $100,054.

	‡	All or a portion of this security is out on loan.

	‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

		144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $767,486 which represents 0.2% of net assets.

See accompanying Notes to the Schedule of Investments.	105

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

A summary of outstanding financial instruments at December 31, 2012 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
3/20/13	BRL	Royal Bank of Scotland Plc	88,000	$42,564	$777
3/20/13	CLP	Royal Bank of Scotland Plc	840,000,000	1,736,608	(12,099)
3/20/13	HKD	Royal Bank of Scotland Plc	44,850,000	5,787,936	(129)
3/20/13	HUF	Royal Bank of Scotland Plc	1,906,450,000	8,559,009	(73,136)
3/20/13	IDR	Royal Bank of Scotland Plc	300,000,000	30,846	(18)
3/20/13	ILS	Royal Bank of Scotland Plc	1,480,000	395,739	8,515
3/20/13	INR	Royal Bank of Scotland Plc	493,000,000	8,869,938	(72,716)
3/20/13	KRW	Royal Bank of Scotland Plc	24,963,229,000	23,213,367	248,084
3/20/13	MXN	Royal Bank of Scotland Plc	172,890,000	13,219,103	(34,411)
3/20/13	MYR	Royal Bank of Scotland Plc	29,949,000	9,741,941	(39,250)
3/20/13	PEN	Royal Bank of Scotland Plc	320,000	124,917	1,189
3/20/13	PLN	Royal Bank of Scotland Plc	35,949,000	11,527,325	261,254
3/20/13	RUB	Royal Bank of Scotland Plc	14,049,000	454,174	5,086
3/20/13	SGD	Royal Bank of Scotland Plc	2,750,000	2,251,193	(2,144)
3/20/13	THB	Royal Bank of Scotland Plc	26,700,000	869,063	2,064
3/20/13	TRY	Royal Bank of Scotland Plc	23,920,000	13,268,714	48,307
3/20/13	TWD	Royal Bank of Scotland Plc	26,285,000	905,464	(5,144)
3/20/13	ZAR	Royal Bank of Scotland Plc	4,054,000	472,864	17,829

					$354,058

Sales
3/20/13	BRL	Royal Bank of Scotland Plc	44,739,000	$21,639,387	$(623,407)
3/20/13	CLP	Royal Bank of Scotland Plc	435,265,000	899,863	(5,913)
3/20/13	COP	Royal Bank of Scotland Plc	4,193,000,000	2,356,545	(65,045)
3/20/13	CZK	Royal Bank of Scotland Plc	38,590,000	2,028,820	(39,369)
3/20/13	HKD	Royal Bank of Scotland Plc	47,840,000	6,173,798	(79)
3/20/13	IDR	Royal Bank of Scotland Plc	35,850,612,445	3,686,198	19,061
3/20/13	ILS	Royal Bank of Scotland Plc	8,960,000	2,395,824	(53,313)
3/20/13	INR	Royal Bank of Scotland Plc	708,995,000	12,756,068	(37,459)
3/20/13	KRW	Royal Bank of Scotland Plc	2,691,895,000	2,503,200	(29,181)
3/20/13	MXN	Royal Bank of Scotland Plc	8,567,000	655,030	2,509
3/20/13	MYR	Royal Bank of Scotland Plc	2,393,000	778,405	10,582
3/20/13	PEN	Royal Bank of Scotland Plc	321,000	125,308	(1,161)
3/20/13	PHP	Royal Bank of Scotland Plc	72,100,000	1,756,440	10,344
3/20/13	PLN	Royal Bank of Scotland Plc	841,000	269,673	(5,133)
3/20/13	RUB	Royal Bank of Scotland Plc	7,245,000	234,216	(3,336)
3/20/13	SGD	Royal Bank of Scotland Plc	23,596,000	19,316,052	21,427
3/20/13	THB	Royal Bank of Scotland Plc	26,379,000	858,615	(3,792)
3/20/13	TRY	Royal Bank of Scotland Plc	10,340,000	5,735,723	(216)
3/20/13	TWD	Royal Bank of Scotland Plc	48,797,000	1,680,957	5,963
3/20/13	ZAR	Royal Bank of Scotland Plc	8,079,000	942,346	(33,347)

					$(830,865)

106	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nouveau Sol
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
95	FTSE/JSE Top 40 Index	March 2013	$3,929,370	$48,047
39	HSCEI Index	January 2013	2,880,903	20,885
6	KLSE Composite Index	January 2013	165,255	1,348
32	KOSPI 200 Index	March 2013	3,976,928	105,229
2	MSCI Singapore Index	January 2013	117,921	26
8	SET50 Index	March 2013	248,290	2,958
870	TurkDEX-ISE 30 Index	February 2013	4,800,429	3,515

				$182,008

Sales
14	Mexico Bolsa Index	March 2013	$474,745	$(3,559)
504	SGX CNX Nifty Index	January 2013	6,000,624	27,676

				$24,117

See accompanying Notes to the Schedule of Investments.	107

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Synthetic Futures

Number of Contracts	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
2	Brazil Bovespa Stock Index	02/13/2013	Goldman Sachs	$57,295	$(79)
5	Russian Trading System Index	03/15/2013	Goldman Sachs	796,559	11,176
6,170	Warsaw WIG 20 Index	03/15/2013	Goldman Sachs	5,131,328	99,517

					$110,614

108	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	18.0
Oil & Gas	7.9
Beverages	6.3
Agriculture	5.7
Telecommunications	5.2
Semiconductors	4.2
Food	4.0
Mining	4.0
Diversified Financial Services	3.9
Retail	3.9
Electric	3.2
Computers	2.4
Insurance	2.2
Chemicals	2.1
Lodging	1.8
Household Products & Wares	1.7
Iron & Steel	1.6
Holding Companies — Diversified	1.5
Commercial Services	1.3
Pharmaceuticals	1.3
Auto Manufacturers	1.2
Real Estate	1.1
Cosmetics & Personal Care	0.9
Internet	0.9
Media	0.9
Engineering & Construction	0.8
Electronics	0.7
Leisure Time	0.7
Building Materials	0.6
Entertainment	0.6
Gas	0.5
Shipbuilding	0.5
Auto Parts & Equipment	0.4
Coal	0.4
Forest Products & Paper	0.4
Software	0.4
Airlines	0.3
Electrical Components & Equipment	0.2
Home Furnishings	0.2
Machinery — Diversified	0.2
Office & Business Equipment	0.2
Water	0.2
Apparel	0.1
Distribution & Wholesale	0.1
Health Care — Services	0.1
Home Builders	0.1
Machinery — Construction & Mining	0.1
Oil & Gas Services	0.1
Transportation	0.1

See accompanying Notes to the Schedule of Investments.	109

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Aerospace & Defense	0.0
Housewares	0.0
Metal Fabricate & Hardware	0.0
Short-Term Investments and Other Assets and Liabilities (net)	4.8

100.0%

110	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.3%

	Australia — 0.8%

11,983	Brickworks, Ltd.	143,606
12,632	CSL, Ltd.	713,436
4,624	Energy Developments, Ltd.*	15,890
35,200	Newcrest Mining, Ltd.	821,615
58,546	Tabcorp Holdings, Ltd.	187,059

	Total Australia	1,881,606

	Austria — 0.2%

182	Agrana Beteiligungs AG	23,518
6,786	EVN AG	105,647
11,500	OMV AG	417,098

	Total Austria	546,263

	Belgium — 0.7%

13,182	Belgacom SA	388,103
16,300	Groupe Bruxelles Lambert SA	1,283,489

	Total Belgium	1,671,592

	Bermuda — 0.4%

9,000	Guoco Group, Ltd.	108,557
95,000	GuocoLeisure, Ltd.	51,277
6,000	Jardine Matheson Holdings, Ltd.	373,145
634,000	Newocean Energy Holdings, Ltd.	374,165
10,000	Wing On Co. International, Ltd.	27,470

	Total Bermuda	934,614

	Canada — 4.0%

3,900	Agnico-Eagle Mines, Ltd.	204,185
9,700	Bank of Montreal	592,892
4,100	Brookfield Office Properties, Inc.	69,836
11,400	Canadian Natural Resources, Ltd.	327,906
4,700	Capital Power Corp.	107,292
12,400	Cenovus Energy, Inc.	415,896
37,247	CML HealthCare, Inc.	248,388
4,300	Constellation Software, Inc.	518,185
19,900	Fortis, Inc.	683,919
15,700	Genworth MI Canada, Inc.	356,195
8,900	George Weston, Ltd.	631,769
12,900	Goldcorp, Inc.	473,430
10,500	Jean Coutu Group PJC, Inc. (The) Class A	153,224
11,800	Killam Properties, Inc.	148,019
13,100	Manitoba Telecom Services, Inc.	427,062
10,500	Metro, Inc.	667,837
400	Morguard Corp.	46,038
11,219	Parkland Fuel Corp.	213,293
36,187	Penn West Petroleum, Ltd.	392,991

See accompanying Notes to the Schedule of Investments.	111

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

11,277	Potash Corp. of Saskatchewan, Inc.	458,861
13,600	Rogers Communications, Inc. Class B	616,828
14,439	Rogers Sugar, Inc.	86,863
11,400	Saputo, Inc.	576,011
26,400	Shaw Communications, Inc. Class B	605,580
300	Stella-Jones, Inc.	23,088
3,900	TELUS Corp.	253,341

	Total Canada	9,298,929

	Cayman Islands — 0.2%

26,214	Home Loan Servicing Solutions, Ltd.	495,445

	Denmark — 1.2%

14,545	Coloplast AS Class B	712,000
32,095	GN Store Nord AS	470,218
4,442	Novo Nordisk AS Class B	724,595
1,504	Royal UNIBREW AS	130,882
1,587	Schouw & Co.	41,789
227	SimCorp AS	50,753
92,437	TDC AS	654,287

	Total Denmark	2,784,524

	France — 3.4%

436	Boiron SA	15,023
1,305	Bongrain SA	78,866
22,573	Bouygues SA	664,818
22,500	Carrefour SA	581,963
58,638	Danone SA	3,869,640
2,700	Legrand SA	113,825
4,400	Neopost SA	232,385
10,600	Sanofi-Aventis	1,004,072
7,500	Sodexo	627,728
10,900	Total SA	563,494
2,100	Wendel SA	217,152

	Total France	7,968,966

	Germany — 1.2%

9,700	DaimlerChrysler AG	529,432
1,700	Fraport AG Frankfurt Airport Services Worldwide	98,880
31,199	Freenet AG	575,639
19,900	HeidelbergCement AG	1,204,181
3,016	Merck KGaA	397,457

	Total Germany	2,805,589

	Hong Kong — 0.5%

6,500	Aeon Stores Hong Kong Co., Ltd.	17,648
86,000	CLP Holdings, Ltd.	723,836
58,000	Hongkong Electric Holdings	497,816

112	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

33,000	Miramar Hotel & Investment Co., Ltd.	42,735

	Total Hong Kong	1,282,035

	Ireland — 0.4%

22,522	CRH Plc	471,096
11,900	Willis Group Holdings Plc	399,007

	Total Ireland	870,103

	Israel — 0.4%

23,300	Israel Chemicals, Ltd.	281,205
4,552	Osem Investments, Ltd.	78,466
18,508	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	691,088

	Total Israel	1,050,759

	Italy — 0.1%

28,600	Italcementi Spa	160,838

	Japan — 9.7%

26,500	Aeon Co., Ltd.	303,505
24,000	Ajinomoto Co., Inc.	318,171
21,500	Astellas Pharma, Inc.	967,706
8,500	Canon, Inc.	334,044
6,600	Doutor Nichires Holdings Co., Ltd.	86,206
42,700	Fancl Corp.	446,197
6,500	Fanuc, Ltd.	1,211,141
14,300	Fuji Oil Co., Ltd.	207,168
4,900	Hirose Electric Co., Ltd.	587,800
26,800	House Foods Corp.	404,823
41,000	Hoya Corp.	808,834
1,600	Inageya Co., Ltd.	18,335
27,700	Ito En, Ltd.	509,656
5,000	Itoham Foods, Inc.	21,875
17,100	Kagome Co., Ltd.	327,073
7,000	Kaken Pharmaceutical Co., Ltd.	103,090
23,800	Kao Corp.	621,314
11,100	KDDI Corp.	785,590
32,600	Kewpie Corp.	450,824
4,400	Keyence Corp.	1,216,748
3,600	Kissei Pharmaceutical Co., Ltd.	66,441
26,800	Kose Corp.	561,185
9,400	KYORIN Holdings, Inc.	182,639
54,000	Lion Corp.	274,371
27,900	Matsumotokiyoshi Holdings Co., Ltd.	660,014
22,500	Medipal Holdings Corp.	248,399
15,300	Megmilk Snow Brand Co., Ltd.	240,452
15,900	MISUMI Group, Inc.	432,345
34,000	Mitsubishi Estate Co., Ltd.	814,413
16,000	Morinaga Milk Industry Co., Ltd.	51,289

See accompanying Notes to the Schedule of Investments.	113

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

36,400	MS&AD Insurance Group Holdings	728,647
39,000	Nichirei Corp.	204,129
16,500	Nippon Telegraph & Telephone Corp.	694,465
17,000	Nisshin Oillio Group, Ltd. (The)	62,949
10,500	Nissin Foods Holdings Co., Ltd.	398,921
36,100	NKSJ Holdings, Inc.	770,327
2,100	Noevir Holdings Co., Ltd.	31,298
16,500	Nomura Research Institute, Ltd.	342,225
374	NTT DoCoMo, Inc.	538,176
9,200	Ono Pharmaceutical Co., Ltd.	470,405
24,700	Otsuka Holdings Co., Ltd.	694,813
900	Pigeon Corp.	43,042
700	San-A Co., Ltd.	26,164
30,300	Secom Co., Ltd.	1,530,104
15,400	Shimachu Co., Ltd.	322,769
14,100	Shimano, Inc.	900,818
7,000	Shin-Etsu Chemical Co., Ltd.	428,397
5,000	Showa Sangyo Co., Ltd.	16,264
6,700	SMC Corp.	1,217,860
3,300	Torii Pharmaceutical Co., Ltd.	73,286

	Total Japan	22,756,707

	Malaysia — 0.1%

241,500	Genting Malaysia Bhd	281,464

	Mexico — 0.6%

37,100	Grupo Televisa SAB, Sponsored ADR	986,118
9,200	Industrias Penoles SAB de CV	461,920

	Total Mexico	1,448,038

	Netherlands — 0.7%

40,741	Unilever NV	1,535,505

	New Zealand — 0.2%

171,304	Air New Zealand, Ltd.	183,389
32,817	Chorus, Ltd.	79,918
154,268	Infratil, Ltd.	288,478
7,270	Sky Network Television, Ltd.	29,507

	Total New Zealand	581,292

	Norway — 0.3%

32,559	Telenor ASA	660,600

	Portugal — 0.1%

40,119	Portucel SA	119,043
87,499	Sonaecom SGPS SA	171,907

	Total Portugal	290,950

114	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Singapore — 0.8%

29,000	Bukit Sembawang Estates, Ltd.	160,586
73,000	ComfortDelGro Corp., Ltd.	106,996
5,000	Great Eastern Holdings, Ltd.	64,291
15,000	Hong Leong Finance, Ltd.	31,093
57,000	SATS, Ltd.	135,626
102,000	Singapore Press Holdings, Ltd.	337,482
193,000	Singapore Telecommunications, Ltd.	524,896
197,000	StarHub, Ltd.	615,174

	Total Singapore	1,976,144

	South Africa — 0.3%

50,700	Gold Fields, Ltd., Sponsored ADR	633,243
17,600	Harmony Gold Mining Co., Ltd., Sponsored ADR	157,696

	Total South Africa	790,939

	South Korea — 0.3%

8,300	KT&G Corp.	629,445
118	Lotte Confectionery Co., Ltd.	180,265

	Total South Korea	809,710

	Spain — 0.2%

8,900	Red Electrica Corp. SA	439,211

	Sweden — 0.5%

20,600	Investor AB Class B	540,111
25,602	Svenska Cellulosa AB Class B	560,246

	Total Sweden	1,100,357

	Switzerland — 5.9%

3,883	Allreal Holding AG	599,829
5,753	Basler Kantonalbank	624,493
227	Emmi AG	57,196
358	Intershop Holdings	127,284
1,100	Kuehne + Nagel International AG	133,768
2,299	Mobimo Holding AG	550,386
73,368	Nestle SA	4,778,038
90,687	Novartis AG	5,737,140
3,266	Roche Holding AG	664,857
1,554	Swisscom AG	669,715

	Total Switzerland	13,942,706

	Thailand — 0.2%

58,100	Bangkok Bank PCL, NVDR	372,968

	United Kingdom — 6.1%

7,700	Anglo American Plc	245,955
28,184	Associated British Foods Plc	717,858
14,916	AstraZeneca Plc	705,616

See accompanying Notes to the Schedule of Investments.	115

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

23,517	Cranswick Plc	325,452
27,786	Dairy Crest Group Plc	172,972
12,800	Fresnillo Plc	397,426
35,591	GlaxoSmithKline Plc	773,237
14,689	Imperial Tobacco Group Plc	567,580
119,056	J Sainsbury Plc	670,294
4,103	N Brown Group Plc	24,479
4,295	Next Plc	265,262
9,483	Reckitt Benckiser Group Plc	594,435
55,555	Smith & Nephew Plc	615,204
16,548	SSE Plc	382,690
47,968	Tate & Lyle Plc	595,203
916,988	Tesco Plc	5,040,565
21,100	The Berkeley Group Holdings Unit Plc*	616,950
203,988	Vodafone Group Plc	513,334
249,732	WM Morrison Supermarkets Plc	1,068,832

	Total United Kingdom	14,293,344

	United States — 50.8%

10,300	3M Co.	956,355
10,825	Abbott Laboratories	709,038
374	Alleghany Corp*	125,447
7,600	Alliant Techsystems, Inc.	470,896
21,898	Altria Group, Inc.	688,035
12,092	Amdocs, Ltd.	411,007
15,802	Ameren Corp.	485,437
16,056	American Electric Power Co., Inc.	685,270
70,837	American Express Co.	4,071,711
5,811	Amgen, Inc.	501,606
3,300	Apache Corp.	259,050
13,214	AT&T, Inc.	445,444
12,429	Automatic Data Processing, Inc.	708,577
151,642	Bank of New York Mellon Corp. (The)	3,897,199
21,700	BB&T Corp.	631,687
7	Berkshire Hathaway, Inc. Class A*	938,420
1,742	Cal-Maine Foods, Inc.	70,063
16,076	Campbell Soup Co.	560,892
56,183	Capitol Federal Financial, Inc.	656,779
14,565	CenturyLink, Inc.	569,783
11,239	Church & Dwight Co., Inc.	602,073
14,900	Cincinnati Financial Corp.	583,484
22,800	Cintas Corp.	932,520
75,969	Cisco Systems, Inc.	1,492,791
8,274	Clorox Co. (The)	605,822
29,182	Coca-Cola Co. (The)	1,057,848
21,246	Colgate-Palmolive Co.	2,221,057
38,300	Comcast Corp. Class A	1,376,885
20,587	ConAgra Foods, Inc.	607,317
14,300	ConocoPhillips	829,257

116	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	United States — continued

11,670	Consolidated Edison, Inc.	648,152
5,135	Costco Wholesale Corp.	507,184
1,478	CVS Caremark Corp.	71,461
8,731	Devon Energy Corp.	454,361
8,348	DTE Energy Co.	501,297
71,810	eBay, Inc.*	3,663,746
4,179	El Paso Electric Co.	133,352
6,419	Eli Lilly & Co.	316,585
28,894	Empire District Electric Co. (The)	588,860
19,845	Entergy Corp.	1,265,119
23,700	FirstEnergy Corp.	989,712
102,710	General Mills, Inc.	4,150,511
8,343	Google, Inc. Class A*	5,918,274
23,067	Great Plains Energy, Inc.	468,491
12,800	H&R Block, Inc.	237,696
11,713	H.J. Heinz Co.	675,606
1,600	Helmerich & Payne, Inc.	89,616
16,869	Hormel Foods Corp.	526,481
1,165	IAC/InterActiveCorp	55,105
41,432	Intel Corp.	854,742
2,374	j2 Global, Inc.	72,597
12,920	Jack Henry & Associates, Inc.	507,239
6,751	JM Smucker Co. (The)	582,206
57,594	Johnson & Johnson	4,037,339
9,334	Kellogg Co.	521,304
26,164	Kroger Co. (The)	680,787
19,900	Linear Technology Corp.	682,570
7,000	Lockheed Martin Corp.	646,030
4,514	Lorillard, Inc.	526,648
127,887	Lowe’s Cos., Inc.	4,542,546
1,615	Magellan Health Services, Inc.*	79,135
4,100	Martin Marietta Materials, Inc.	386,548
6,395	Mastercard, Inc. Class A	3,141,736
41,340	McDonald’s Corp.	3,646,601
2,933	McKesson Corp.	284,384
8,687	Merck & Co., Inc.	355,646
44,200	Microsoft Corp.	1,181,466
125,481	Mondelez International, Inc. Class A	3,196,001
3,671	NetApp, Inc.*	123,162
5,800	Newmont Mining Corp.	269,352
9,500	Northrop Grumman Corp.	642,010
37,653	NV Energy, Inc.	683,025
14,400	Omnicom Group, Inc.	719,424
29,300	Oracle Corp.	976,276
1,317	Otter Tail Corp.	32,925
9,819	PepsiCo, Inc.	671,914
7,817	Philip Morris International, Inc.	653,814
2,463	Phillips 66	130,785
13,585	Pinnacle West Capital Corp.	692,563

See accompanying Notes to the Schedule of Investments.	117

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares	Description	Value ($)

	United States — continued

14,500	Plum Creek Timber Co., Inc.	643,365
23,321	PNM Resources, Inc.	478,314
25,478	Portland General Electric Co.	697,078
24,233	PPL Corp.	693,791
10,200	Procter & Gamble Co. (The)	692,478
6,300	Rayonier, Inc. REIT	326,529
1,718	Reynolds American, Inc.	71,177
13,900	Scotts Miracle-Gro Co. (The) Class A	612,295
16,264	Southern Co. (The)	696,262
50,589	State Street Corp.	2,378,189
42,300	Sysco Corp.	1,339,218
51,235	Target Corp.	3,031,575
21,200	Texas Instruments, Inc.	655,928
8,705	United Therapeutics Corp.*	465,021
15,428	UNS Energy Corp.	654,456
110,639	US Bancorp	3,533,810
30,288	Vector Group, Ltd.	450,383
17,142	Vectren Corp.	503,975
16,268	Verizon Communications, Inc.	703,916
25,438	Visa, Inc. Class A	3,855,892
10,900	Vulcan Materials Co.	567,345
62,426	Wal-Mart Stores, Inc.	4,259,326
10,500	WellPoint, Inc.	639,660
98,774	Wells Fargo & Co.	3,376,095
10,492	Westar Energy, Inc.	300,281
31,900	Weyerhaeuser Co. REIT	887,458
13,523	Wisconsin Energy Corp.	498,323
11,500	WR Berkley Corp.	434,010
25,375	Xcel Energy, Inc.	677,766
64,616	Yum! Brands, Inc.	4,290,502

	Total United States	119,348,552

	TOTAL COMMON STOCKS (COST $207,533,111)	212,379,750

	INVESTMENT COMPANY — 1.8%

	United States — 1.8%

26,800	SPDR Gold Shares*	4,341,868

	TOTAL INVESTMENT COMPANY (COST $4,454,614)	4,341,868

	PREFERRED STOCK — 0.2%

	Germany — 0.2%

6,012	Henkel AG & Co. KGaA, 1.32%	493,145

	TOTAL PREFERRED STOCK (COST $476,694)	493,145

118	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Shares		Description	Value ($)

		WARRANTS — 0.1%

		United States — 0.1%

10,600		JPMorgan Chase & Co., Strike Price $0.00, Expires 10/28/18*	125,716

		TOTAL WARRANTS (COST $117,859)	125,716

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 7.3%

		Bank Deposit — 7.3%

17,080,912		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/13	17,080,912

		TOTAL SHORT-TERM INVESTMENTS (COST $17,080,912)	17,080,912

		TOTAL INVESTMENTS — 99.7% (Cost $229,663,190)	234,421,391

		Other Assets and Liabilities (net) — 0.3%	661,971

		NET ASSETS — 100.0%	$235,083,362

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		NVDR — Non-Voting Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

See accompanying Notes to the Schedule of Investments.	119

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

A summary of outstanding financial instruments at December 31, 2012 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Deliver/ Receive	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
3/21/13	EUR	Goldman Sachs International	397,000	$523,762	$(13,722)
6/19/13	EUR	HSBC Bank USA	433,000	571,755	(9,502)
1/16/13	EUR	JPMorgan Chase Bank	277,000	365,237	(13,597)
2/20/13	EUR	Mellon Bank, N.A.	277,000	365,349	(13,470)
5/15/13	EUR	Mellon Bank, N.A.	365,000	481,800	(14,493)
4/17/13	EUR	UBS AG	397,000	523,897	(13,699)
3/21/13	JPY	Goldman Sachs International	90,785,000	1,050,582	77,802
6/19/13	JPY	HSBC Bank USA	123,962,000	1,435,594	53,063
1/16/13	JPY	JPMorgan Chase Bank	66,985,000	774,764	68,499
2/20/13	JPY	JPMorgan Chase Bank	66,985,000	774,983	68,556
5/15/13	JPY	Mellon Bank, N.A.	103,049,000	1,193,051	90,863
4/17/13	JPY	UBS AG	90,785,000	1,050,817	77,668

					$357,968

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

120	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Food	15.7
Retail	9.5
Banks	6.7
Electric	6.4
Pharmaceuticals	6.3
Telecommunications	5.3
Commercial Services	4.1
Internet	4.1
Health Care — Products	2.3
Cosmetics & Personal Care	2.0
Commodity Fund	1.8
Diversified Financial Services	1.8
Insurance	1.8
Oil & Gas	1.8
Electronics	1.7
Mining	1.7
Software	1.6
Agriculture	1.4
Media	1.4
Household Products & Wares	1.3
Beverages	1.1
Building Materials	1.1
Real Estate	1.1
Semiconductors	1.0
Aerospace & Defense	0.8
Holding Companies — Diversified	0.8
Biotechnology	0.7
Forest Products & Paper	0.6
Chemicals	0.5
Hand & Machine Tools	0.5
REITS	0.5
Engineering & Construction	0.4
Health Care — Services	0.4
Investment Companies	0.4
Leisure Time	0.4
Miscellaneous — Manufacturing	0.4
Textiles	0.4
Advertising	0.3
Computers	0.3
Home Builders	0.3
Savings & Loans	0.3
Auto Manufacturers	0.2
Gas	0.2
Machinery — Diversified	0.2
Metal Fabricate & Hardware	0.2
Airlines	0.1
Electrical Components & Equipment	0.1
Entertainment	0.1
Lodging	0.1

See accompanying Notes to the Schedule of Investments.	121

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Office & Business Equipment	0.1
Transportation	0.1
Energy-Alternate Sources	0.0
Short-Term Investments and Other Assets and Liabilities (net)	7.6

100.0%

122	See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 99.4%

	Asset Backed Securities — 9.4%

10,294	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.45%, due 05/15/14	10,303
200,000	Ally Auto Receivables Trust, Series 2010-2, Class A4, 2.09%, due 05/15/15	202,427
65,000	Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, due 08/17/15	65,762
200,000	Ally Auto Receivables Trust, Series 2011-1, Class A4, 2.23%, due 03/15/16	204,552
16,527	Bank of America Auto Trust, Series 2010-2, Class A3, 1.31%, due 07/15/14	16,541
100,000	Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, due 07/15/20	121,718
200,000	Capital One Multi-Asset Execution Trust, Series 2008-A3, Class A3, 5.05%, due 02/15/16	202,772
150,000	CarMax Auto Owner Trust, Series 2012-2, Class A4, 1.16%, due 12/15/17	152,101
51,417	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 1A6, 4.36%, due 08/25/14	51,447
169,762	CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, due 01/15/16	171,517
90,096	CNH Equipment Trust, Series 2011-A, Class A3, 1.20%, due 05/16/16	90,565
22,000	CNH Equipment Trust, Series 2012-B, Class A3, 0.86%, due 09/15/17	22,141
108,637	Ford Credit Auto Owner Trust, Series 2009-E, Class A4, 2.42%, due 11/15/14	109,615
105,291	Ford Credit Auto Owner Trust, Series 2011-A, Class A3, 0.97%, due 01/15/15	105,533
100,000	Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, due 08/15/16	100,540
150,000	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, due 06/15/17	152,200
100,000	Ford Credit Auto Owner Trust, Series 2012-B, Class A3, 0.72%, due 12/15/16	100,410
400,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, due 11/15/17	424,587
119,000	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.62%, due 07/25/16	119,188
20,162	Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, due 03/18/14	20,211
34,000	Honda Auto Receivables Owner Trust, Series 2012-2, Class A3, 0.70%, due 02/16/16	34,190
100,000	Huntington Auto Trust, Series 2012-1, Class A3, 0.81%, due 09/15/16	100,500
108,000	Huntington Auto Trust, Series 2012-2, Class A3, 0.51%, due 04/17/17	108,003
30,000	Hyundai Auto Receivables Trust, Series 2010-A, Class A4, 2.45%, due 12/15/16	30,725
11,748	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.97%, due 04/15/15	11,783
65,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.63%, due 03/15/17	66,263
22,440	John Deere Owner Trust, Series 2011-A, Class A3, 1.29%, due 01/15/16	22,558
83,000	John Deere Owner Trust, Series 2012-B, Class A3, 0.53%, due 07/15/16	83,090
40,501	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, due 08/15/14	40,630
104,000	Mercedes-Benz Auto Receivables Trust, Series 2012-1, Class A3, 0.47%, due 10/17/16	103,995
100,000	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, due 05/16/16	100,521
1,910	Santander Drive Auto Receivables Trust, Series 2010-3, Class A3, 1.20%, due 06/16/14	1,911
208,668	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, due 11/17/14 144A	210,026
7,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class A3, 1.08%, due 04/15/16	7,049
150,000	Santander Drive Auto Receivables Trust 2012-5, Series 2012-5, Class A3, 0.83%, due 12/15/16	150,837
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36¤ 144A	1
117,736	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.53%, due 07/15/15	118,365
53,000	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, due 08/15/16	52,978
109,000	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.46%, due 01/20/17	108,995
210,247	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.21%, due 05/15/15	212,210

See accompanying Notes to the Schedule of Investments.	123

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

150,000	World Omni Auto Receivables Trust, Series 2012-A, Class A4, 0.85%, due 08/15/18	150,872

		4,159,632

	Corporate Debt — 22.2%

15,000	ACE INA Holdings, Inc., 2.60%, due 11/23/15	15,758
20,000	ACE INA Holdings, Inc., 5.88%, due 06/15/14	21,486
20,000	ADT Corp. (The), 2.25%, due 07/15/17 144A	19,862
20,000	Aflac, Inc., 2.65%, due 02/15/17	21,045
15,000	Aflac, Inc., 3.45%, due 08/15/15‡	16,017
45,000	Alabama Power Co., Series 2, 5.80%, due 11/15/13	47,042
80,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	81,331
35,000	American Express Co., 7.25%, due 05/20/14	38,100
25,000	American Express Credit Corp., 5.13%, due 08/25/14	26,794
105,000	American Express Credit Corp., 7.30%, due 08/20/13	109,528
150,000	American Honda Finance Corp., 2.38%, due 03/18/13 144A	150,604
60,000	AON Corp., 3.50%, due 09/30/15	63,234
20,000	Apache Corp., 5.63%, due 01/15/17	23,447
10,000	Arrow Electronics, Inc., 3.38%, due 11/01/15	10,383
50,000	Arrow Electronics, Inc., 6.88%, due 07/01/13	51,413
55,000	Atmos Energy Corp., 4.95%, due 10/15/14	58,966
15,000	BAE Systems Holdings, Inc., 4.95%, due 06/01/14 144A	15,762
10,000	BAE Systems Holdings, Inc., 5.20%, due 08/15/15 144A	10,958
20,000	Bank of America Corp., 3.63%, due 03/17/16	21,208
20,000	Bank of America Corp., 4.75%, due 08/01/15	21,597
25,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	26,283
80,000	Bank of New York Mellon Corp. (The), 5.13%, due 08/27/13	82,489
25,000	Bank of Nova Scotia, 0.75%, due 10/09/15	24,880
65,000	Bank of Nova Scotia, 2.25%, due 01/22/13	65,072
40,000	BB&T Corp., 3.20%, due 03/15/16	42,606
100,000	BB&T Corp., 5.70%, due 04/30/14	106,615
15,000	Beam, Inc., 1.88%, due 05/15/17	15,339
5,000	Beam, Inc., 5.38%, due 01/15/16	5,590
170,000	BellSouth Corp., 5.20%, due 09/15/14	182,675
10,000	BHP Billiton Finance USA, Ltd., 1.63%, due 02/24/17	10,236
30,000	BHP Billiton Finance USA, Ltd., 4.80%, due 04/15/13	30,378
35,000	BlackRock, Inc., 3.50%, due 12/10/14	36,981
6,000	BP Capital Markets Plc, 0.70%, due 11/06/15	5,996
21,000	BP Capital Markets Plc, 1.85%, due 05/05/17	21,490
80,000	BP Capital Markets Plc, 3.63%, due 05/08/14	83,301
30,000	Burlington Northern Santa Fe LLC, 7.00%, due 02/01/14	32,034
15,000	Canadian Imperial Bank of Commerce, 2.35%, due 12/11/15	15,752
15,000	Canadian National Railway Co., 4.40%, due 03/15/13	15,119
25,000	Canadian Natural Resources, Ltd., 4.90%, due 12/01/14	26,927
20,000	Capital One Financial Corp., 2.15%, due 03/23/15	20,426
15,000	Capital One Financial Corp., 3.15%, due 07/15/16	15,939
35,000	Capital One Financial Corp., 7.38%, due 05/23/14	38,087
25,000	Cargill, Inc., 4.38%, due 06/01/13 144A	25,380
75,000	Caterpillar Financial Services Corp., 6.13%, due 02/17/14	79,983
25,000	Caterpillar, Inc., 7.00%, due 12/15/13	26,541

124	See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

5,000	CBS Corp., 1.95%, due 07/01/17	5,099
10,000	Celgene Corp., 1.90%, due 08/15/17	10,191
195,000	Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, due 02/01/14	204,754
25,000	CenterPoint Energy Resources Corp., 5.95%, due 01/15/14	26,249
20,000	Cisco Systems, Inc., 5.50%, due 02/22/16	22,878
315,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	325,949
100,000	CME Group, Inc., 5.75%, due 02/15/14	105,634
35,000	CNA Financial Corp., 5.85%, due 12/15/14	38,017
20,000	CNA Financial Corp., 6.50%, due 08/15/16	23,093
40,000	Coca-Cola Co. (The), 1.50%, due 11/15/15	40,992
30,000	Comcast Corp., 5.85%, due 11/15/15	34,169
40,000	CommonWealth REIT, 6.40%, due 02/15/15	42,955
11,000	ConocoPhillips, 4.75%, due 02/01/14	11,501
70,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.38%, due 01/19/17	75,271
16,000	COX Communications, Inc., 5.45%, due 12/15/14	17,458
150,000	Credit Suisse, 5.50%, due 05/01/14	159,651
80,000	Credit Suisse USA, Inc., 5.13%, due 08/15/15	88,840
30,000	Crown Castle Towers LLC, 3.21%, due 08/15/35 144A	31,298
30,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	31,499
15,000	Dell, Inc., 2.30%, due 09/10/15	15,424
20,000	Dell, Inc., 4.70%, due 04/15/13	20,236
60,000	Delmarva Power & Light Co., Series I, 6.40%, due 12/01/13	63,036
25,000	Deutsche Bank AG, 3.88%, due 08/18/14	26,253
65,000	Deutsche Bank Financial LLC, 5.38%, due 03/02/15	68,945
75,000	Deutsche Telekom International Finance BV, 4.88%, due 07/08/14	79,384
20,000	Devon Energy Corp., 1.88%, due 05/15/17	20,409
60,000	Diageo Finance BV, 5.50%, due 04/01/13	60,755
30,000	Dow Chemical Co. (The), 5.90%, due 02/15/15	33,114
4,000	Dow Chemical Co. (The), 7.60%, due 05/15/14	4,369
20,000	Duke Energy Carolinas LLC, 5.75%, due 11/15/13	20,899
15,000	Duke Energy Corp., 3.35%, due 04/01/15	15,857
35,000	Duke Energy Corp., 5.65%, due 06/15/13	35,804
20,000	Duke Realty, LP REIT, 5.50%, due 03/01/16	22,068
25,000	eBay, Inc., 1.63%, due 10/15/15	25,688
10,000	EI Du Pont de Nemours & Co., 5.88%, due 01/15/14	10,557
35,000	Emerson Electric Co., 5.00%, due 12/15/14	37,969
25,000	ERAC USA Finance LLC, 2.75%, due 07/01/13 144A	25,269
15,000	Fifth Third Bancorp, 3.63%, due 01/25/16	16,038
25,000	France Telecom SA, 2.13%, due 09/16/15	25,730
20,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, due 02/13/15	19,968
12,000	Freeport-McMoRan Copper & Gold, Inc., 2.15%, due 03/01/17	12,076
55,000	General Electric Capital Corp., 4.75%, due 09/15/14	58,742
485,000	General Electric Capital Corp., 4.88%, due 03/04/15	525,489
30,000	General Electric Capital Corp., 5.50%, due 06/04/14	32,036
15,000	Gilead Sciences, Inc., 2.40%, due 12/01/14	15,476
85,000	Goldman Sachs Group (The), Inc., 3.63%, due 02/07/16	90,040
222,000	Goldman Sachs Group (The), Inc., 3.70%, due 08/01/15	234,441
50,000	Goldman Sachs Group (The), Inc., 5.15%, due 01/15/14	52,159
120,000	Hewlett-Packard Co., 6.13%, due 03/01/14	126,182

See accompanying Notes to the Schedule of Investments.	125

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

15,000	HJ Heinz Co., 1.50%, due 03/01/17	15,224
45,000	Honeywell International, Inc., 3.88%, due 02/15/14	46,727
20,000	Hospira, Inc., 6.05%, due 03/30/17	23,241
100,000	HSBC Bank Plc, 1.63%, due 08/12/13 144A	100,715
20,000	Intel Corp., 1.95%, due 10/01/16	20,681
50,000	International Business Machines Corp., 7.50%, due 06/15/13	51,674
30,000	Intuit, Inc., 5.75%, due 03/15/17	34,639
50,000	Jackson National Life Global Funding, 5.38%, due 05/08/13 144A	50,865
61,000	Jefferies Group, Inc., 3.88%, due 11/09/15	63,287
60,000	John Deere Capital Corp., 4.50%, due 04/03/13	60,636
20,000	John Deere Capital Corp., 4.90%, due 09/09/13	20,617
35,000	Johnson Controls, Inc., 4.88%, due 09/15/13	36,029
15,000	Kellogg Co., 4.45%, due 05/30/16	16,607
60,000	KeyCorp, 6.50%, due 05/14/13	61,293
8,000	Kroger Co. (The), 2.20%, due 01/15/17	8,275
30,000	Kroger Co. (The), 7.50%, due 01/15/14	32,098
20,000	Macquarie Group, Ltd., 5.00%, due 02/22/17 144A	21,895
15,000	Macquarie Group, Ltd., 7.30%, due 08/01/14 144A	16,187
45,000	Merck & Co., Inc., 4.75%, due 03/01/15	49,079
50,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	50,218
160,000	Merrill Lynch & Co., Inc., 6.15%, due 04/25/13	162,581
200,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	202,518
100,000	Morgan Stanley, 4.10%, due 01/26/15	104,274
100,000	Morgan Stanley, 6.00%, due 05/13/14	105,932
25,000	NASDAQ OMX Group (The), Inc., 4.00%, due 01/15/15	26,182
50,000	National City Corp., 4.90%, due 01/15/15	53,940
10,000	National Oilwell Varco, Inc., 1.35%, due 12/01/17	10,076
50,000	National Semiconductor Corp., 3.95%, due 04/15/15	53,880
20,000	New York Life Global Funding, 1.65%, due 05/15/17 144A	20,389
65,000	New York Life Global Funding, 3.00%, due 05/04/15 144A	68,340
15,000	News America, Inc., 7.60%, due 10/11/15	17,620
50,000	Nisource Finance Corp., 6.15%, due 03/01/13	50,417
20,000	Nissan Motor Acceptance Corp., 4.50%, due 01/30/15 144A	21,402
20,000	Nomura Holdings, Inc., 4.13%, due 01/19/16	20,890
40,000	Nomura Holdings, Inc., 5.00%, due 03/04/15	42,432
10,000	Norfolk Southern Corp., 7.70%, due 05/15/17	12,635
25,000	Northern Trust Corp., 4.63%, due 05/01/14	26,354
60,000	Northern Trust Corp., 5.50%, due 08/15/13	61,858
20,000	Northrop Grumman Systems Corp., 7.75%, due 03/01/16	23,680
20,000	NSTAR Electric Co., 4.88%, due 04/15/14	21,058
10,000	Nucor Corp., 5.75%, due 12/01/17	12,010
60,000	Ohio Power Co., Series L, 5.75%, due 09/01/13	62,083
20,000	Oncor Electric Delivery Co. LLC, 6.38%, due 01/15/15	22,083
45,000	Oracle Corp., 5.25%, due 01/15/16	50,959
35,000	Pacific Life Global Funding, 5.15%, due 04/15/13 144A	35,468
160,000	PacifiCorp, 5.45%, due 09/15/13	165,419
35,000	PC Financial Partnership, 5.00%, due 11/15/14	37,666
5,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 07/11/14 144A	5,054
18,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, due 05/11/15 144A	18,377

126	See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

80,000	PepsiCo, Inc., 3.75%, due 03/01/14	83,057
25,000	PG&E Corp., 5.75%, due 04/01/14	26,504
15,000	Pitney Bowes, Inc., 3.88%, due 06/15/13	15,135
10,000	Pitney Bowes, Inc., 4.88%, due 08/15/14	10,576
10,000	PNC Funding Corp., 4.25%, due 09/21/15	10,907
50,000	Potash Corp. of Saskatchewan, Inc., 3.75%, due 09/30/15	53,813
80,000	Praxair, Inc., 2.13%, due 06/14/13	80,650
60,000	Pricoa Global Funding I, 5.45%, due 06/11/14 144A	64,104
65,000	Procter & Gamble Co. (The), 4.95%, due 08/15/14	69,842
10,000	PSEG Power LLC, 5.50%, due 12/01/15	11,173
15,000	Public Service Electric & Gas Co., 2.70%, due 05/01/15	15,664
9,000	Rio Tinto Finance USA Plc, 1.63%, due 08/21/17	9,123
10,000	Rio Tinto Finance USA, Ltd., 1.88%, due 11/02/15	10,270
30,000	Rio Tinto Finance USA, Ltd., 8.95%, due 05/01/14	33,182
20,000	Royal Bank of Canada, 1.45%, due 10/30/14	20,354
40,000	Royal Bank of Canada, 2.63%, due 12/15/15	42,249
15,000	Ryder System, Inc., 2.50%, due 03/01/17	15,268
25,000	Ryder System, Inc., 6.00%, due 03/01/13	25,191
60,000	SABMiller Plc, 5.50%, due 08/15/13 144A	61,699
50,000	Sempra Energy, 2.00%, due 03/15/14	50,772
40,000	Shell International Finance BV, 1.88%, due 03/25/13	40,145
45,000	Shell International Finance BV, 4.00%, due 03/21/14	46,994
60,000	Sierra Pacific Power Co., 6.00%, due 05/15/16	69,493
30,000	Southern California Edison Co., 4.15%, due 09/15/14	31,732
15,000	Spectra Energy Capital LLC, 5.67%, due 08/15/14	16,101
15,000	State Street Corp., 2.88%, due 03/07/16	15,925
55,000	State Street Corp., 4.30%, due 05/30/14	57,988
60,000	SunTrust Banks, Inc., 3.60%, due 04/15/16	64,139
35,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	41,790
15,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	15,847
25,000	Teva Pharmaceutical Finance IV LLC, 1.70%, due 11/10/14	25,587
10,000	Textron, Inc., 6.20%, due 03/15/15	10,966
55,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	65,036
50,000	Time Warner Cable, Inc., 8.25%, due 02/14/14	54,177
35,000	Toronto-Dominion Bank (The), 2.38%, due 10/19/16	36,813
22,000	Total Capital SA, 3.00%, due 06/24/15	23,251
10,000	Toyota Motor Credit Corp., 1.25%, due 11/17/14	10,146
11,000	Toyota Motor Credit Corp., 1.25%, due 10/05/17	11,091
20,000	Toyota Motor Credit Corp., 2.05%, due 01/12/17	20,705
36,000	Toyota Motor Credit Corp., 3.20%, due 06/17/15	38,197
10,000	TransCanada PipeLines, Ltd., 4.00%, due 06/15/13	10,162
10,000	Transocean, Inc., 4.95%, due 11/15/15	10,957
30,000	Travelers Property Casualty Corp., 5.00%, due 03/15/13	30,294
20,000	Tyson Foods, Inc., 6.60%, due 04/01/16	23,019
60,000	United Technologies Corp., 4.88%, due 05/01/15	65,926
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/14	15,966
70,000	US Bancorp, 1.38%, due 09/13/13	70,421
75,000	US Bancorp, 3.15%, due 03/04/15	79,077
10,000	Valero Energy Corp., 6.13%, due 06/15/17	11,926

See accompanying Notes to the Schedule of Investments.	127

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

35,000	Verizon Communications, Inc., 5.55%, due 02/15/16	39,885
15,000	Virginia Electric and Power Co., 5.95%, due 09/15/17	18,346
65,000	Vodafone Group Plc, 4.15%, due 06/10/14	68,222
60,000	Wachovia Corp., 4.88%, due 02/15/14	62,561
70,000	Wachovia Corp., 5.50%, due 05/01/13	71,170
50,000	Wal-Mart Stores, Inc., 4.55%, due 05/01/13	50,693
40,000	Wal-Mart Stores, Inc., 7.25%, due 06/01/13	41,101
15,000	Waste Management, Inc., 2.60%, due 09/01/16	15,727
50,000	WEA Finance LLC/WT Finance Aust Pty Ltd., 7.50%, due 06/02/14 144A	54,420
30,000	WellPoint, Inc., 5.00%, due 12/15/14	32,417
100,000	Wells Fargo & Co., 2.10%, due 05/08/17	103,495
20,000	Westpac Banking Corp., 3.00%, due 08/04/15	21,137
55,000	Westpac Banking Corp., 4.20%, due 02/27/15	59,032
15,000	Wisconsin Electric Power Co., 6.00%, due 04/01/14	16,017
65,000	Wyeth LLC, 5.50%, due 02/01/14	68,542
20,000	Xerox Corp., 2.95%, due 03/15/17	20,541
45,000	Xerox Corp., 4.25%, due 02/15/15	47,350

		9,760,189

	Mortgage Backed Securities - Private Issuers — 3.9%

60,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.89%, due 07/10/44†	68,801
215,000	Banc of America Mortgage Securities, Inc., Series 2004-3, Class 1A26, 5.50%, due 04/25/34	219,432
4,085	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42	4,083
64,814	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.25%, due 09/25/33	68,690
76,516	Commercial Mortgage Acceptance Corp., 5.44%, due 09/15/30 144A	77,653
250,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.35%, due 01/17/32†	259,114
773	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	795
27,148	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-17, Class 2A6, 3.50%, due 07/25/18	27,306
68,999	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.25%, due 11/25/33	71,818
90,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.68%, due 03/15/39†	101,809
90,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, due 08/10/38†	95,194
60,098	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.00%, due 09/25/19	62,116
59,994	MASTR Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, due 09/25/18	62,418
100,000	Morgan Stanley Re-REMIC Trust, Series 2010-HQ4B, Class A7A, 4.97%, due 04/16/40 144A	105,088
99,845	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, due 10/29/20	101,646
48,181	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, due 12/08/20	50,025
46,597	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, due 02/25/19	48,050
91,184	Springleaf Mortgage Loan Trust, Series 2012-2A, Class A, 2.22%, due 10/25/57† 144A	93,929
111,352	WaMu Mortgage Pass-Through Certificates, Series 2003-S1, Class A5, 5.50%, due 04/25/33	117,556

128	See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

72,815	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS2, Class 3A1, 5.00%, due 03/25/18	74,425

		1,709,948

	Mortgage Backed Securities - U.S. Government Agency Obligations — 9.8%

15,532	FHLMC, Pool # B14248, 4.00%, due 05/01/14	16,520
30,657	FHLMC, Pool # C91030, 5.50%, due 05/01/27	33,204
109,125	FHLMC, Pool # G11977, 6.00%, due 05/01/21	118,117
14,160	FHLMC, Series 2394, Class KD, 6.00%, due 12/15/16	14,992
62,040	FHLMC, Series 2405, Class PE, 6.00%, due 01/15/17	66,226
35,213	FHLMC, Series 2513, Class DM, 5.50%, due 10/15/17	37,781
12,810	FHLMC, Series 2566, Class LH, 5.00%, due 04/15/32	12,909
143,938	FHLMC, Series 2590, Class AQ, 4.25%, due 03/15/18	150,393
27,291	FHLMC, Series 2594, Class YA, 4.00%, due 04/15/23	29,121
1,351	FHLMC, Series 2610, Class DJ, 4.00%, due 03/15/33	1,360
3,760	FHLMC, Series 2614, Class NA, 3.75%, due 04/15/33	3,809
28,096	FHLMC, Series 2644, Class ED, 4.00%, due 02/15/18	28,574
79,434	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	81,688
38,151	FHLMC, Series 2675, Class CK, 4.00%, due 09/15/18	40,192
131,903	FHLMC, Series 2682, Class LC, 4.50%, due 07/15/32	136,652
169,642	FHLMC, Series 2695, Class BG, 4.50%, due 04/15/32	175,109
147,194	FHLMC, Series 2709, Class PE, 5.00%, due 12/15/22	153,992
49,767	FHLMC, Series 2714, Class BQ, 4.50%, due 12/15/18	52,745
44,976	FHLMC, Series 2758, Class VG, 5.50%, due 02/15/15	45,034
69,277	FHLMC, Series 2760, Class LB, 4.50%, due 01/15/33	73,414
45,136	FHLMC, Series 2827, Class QE, 5.50%, due 03/15/33	46,358
24,869	FHLMC, Series 2864, Class NA, 5.50%, due 01/15/31	25,277
61,921	FHLMC, Series 2866, Class W, 4.50%, due 08/15/34	67,659
77,180	FHLMC, Series 2881, Class AE, 5.00%, due 08/15/34	84,049
94,768	FHLMC, Series 2899, Class KB, 4.50%, due 03/15/19	96,796
33,330	FHLMC, Series 2931, Class AM, 4.50%, due 07/15/19	34,344
101,612	FHLMC, Series 2931, Class DC, 4.00%, due 06/15/18	102,564
136,171	FHLMC, Series 2931, Class QC, 4.50%, due 01/15/19	138,064
41,862	FHLMC, Series 2962, Class YE, 4.50%, due 09/15/18	42,416
17,898	FHLMC, Series 3001, Class BN, 4.50%, due 06/15/33	18,323
117,610	FHLMC, Series 3035, Class PA, 5.50%, due 09/15/35	130,944
29,036	FNMA, Pool # 255598, 5.00%, due 12/01/14	31,492
62,661	FNMA, Pool # 254762, 5.00%, due 05/01/23	68,033
32,404	FNMA, Pool # 254831, 5.00%, due 08/01/23	35,135
98,112	FNMA, Pool # 254420, 6.00%, due 07/01/22	107,199
132,156	FNMA, Pool # 254471, 6.00%, due 09/01/22	144,397
48,851	FNMA, Pool # AE0081, 6.00%, due 07/01/24	53,928
3,607	FNMA, Pool # 251812, 6.50%, due 07/01/13	3,664
31,276	FNMA, Series 2001-51, Class GH, 5.50%, due 10/25/31	34,775
17,304	FNMA, Series 2002-19, Class PE, 6.00%, due 04/25/17	18,349
57,211	FNMA, Series 2002-63, Class NB, 5.50%, due 10/25/32	63,920
75,964	FNMA, Series 2003-14, Class AQ, 3.50%, due 03/25/33	82,438
87,656	FNMA, Series 2003-21, Class OA, 4.00%, due 03/25/33	94,348
62,520	FNMA, Series 2003-35, Class UN, 4.25%, due 05/25/33	68,396

See accompanying Notes to the Schedule of Investments.	129

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

39,312	FNMA, Series 2003-39, Class LD, 4.50%, due 10/25/22	40,108
16,815	FNMA, Series 2003-42, Class EP, 4.00%, due 11/25/22	17,108
13,125	FNMA, Series 2003-45, Class AB, 3.75%, due 05/25/33	13,432
57,239	FNMA, Series 2003-64, Class TH, 5.00%, due 07/25/23	63,522
30,000	FNMA, Series 2003-9, Class EB, 5.00%, due 02/25/18	33,106
41,205	FNMA, Series 2004-81, Class KD, 4.50%, due 07/25/18	41,732
74,410	FNMA, Series 2005-62, Class CQ, 4.75%, due 07/25/35	80,023
62,573	FNMA, Series 2007-59, Class AQ, 5.75%, due 07/25/35	65,867
62,463	FNMA REMIC, Series 1998-37, Class VZ, 6.00%, due 06/17/28	70,299
116,993	FNMA REMIC, Series 2004-90, Class GA, 4.35%, due 03/25/34	120,145
103,830	FNMA REMIC, Series 2005-31, Class PA, 5.50%, due 10/25/34	113,273
29,967	FNMA REMIC, Series 2005-58, Class MA, 5.50%, due 07/25/35	33,780
75,333	GNMA, Series 2003-105, Class VH, 4.50%, due 01/16/28	76,751
88,449	GNMA, Series 2003-15, Class PE, 5.50%, due 02/20/33	102,297
54,943	GNMA, Series 2003-18, Class OA, 5.00%, due 10/20/31	62,615
113,707	GNMA, Series 2005-77, Class BA, 5.00%, due 11/20/32	117,374
48,970	GNMA, Series 2008-49, Class PG, 5.25%, due 11/20/37	52,386
86,652	GNMA, Series 2008-51, Class PG, 5.00%, due 06/20/38	96,570
50,979	GNMA REMIC, Series 2001-52, 6.00%, due 10/20/31	58,806
100,509	GNMA REMIC, Series 2004-047, 5.00%, due 08/16/33	104,668
73,863	GNMA REMIC, Series 2008-050, 5.50%, due 03/16/37	79,774

		4,308,336

	U.S. Government and Agency Obligations — 54.1%

150,000	Federal Farm Credit Bank, 3.70%, due 05/15/13	151,997
117,000	Federal Farm Credit Bank, 5.45%, due 12/11/13	122,827
235,000	Federal Home Loan Bank, 2.38%, due 03/14/14	241,172
80,000	Federal Home Loan Bank, 2.88%, due 09/11/15	85,263
125,000	Federal Home Loan Bank, 3.13%, due 03/11/16	135,678
910,000	Federal Home Loan Bank, 4.25%, due 06/14/13	926,954
195,000	Federal Home Loan Bank, 5.13%, due 05/24/13	198,871
300,000	Federal Home Loan Bank, 6.05%, due 05/12/14	323,583
150,000	FHLMC, 0.50%, due 10/15/13	150,406
500,000	FHLMC, 1.00%, due 08/20/14	506,039
100,000	FHLMC, 1.00%, due 03/08/17	101,378
100,000	FHLMC, 1.25%, due 05/12/17	102,425
490,000	FHLMC, 2.00%, due 08/25/16	516,149
235,000	FHLMC, 2.50%, due 05/27/16	250,940
280,000	FHLMC, 4.00%, due 06/12/13	284,844
175,000	FHLMC, 5.00%, due 01/30/14	184,105
250,000	FHLMC, 5.25%, due 04/18/16	289,389
1,000,000	FNMA, 0.50%, due 08/09/13	1,002,078
50,000	FNMA, 1.13%, due 10/08/13	50,372
700,000	FNMA, 1.25%, due 01/30/17	718,330
150,000	FNMA, 1.38%, due 11/15/16	154,674
100,000	FNMA, 2.25%, due 03/15/16	105,718
560,000	FNMA, 4.63%, due 10/15/13	579,703
445,000	FNMA, 4.75%, due 02/21/13	447,793
150,000	FNMA, 4.88%, due 12/15/16	174,930

130	See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued

100,000	U.S. Treasury Note, 0.25%, due 11/30/13	100,074
100,000	U.S. Treasury Note, 0.38%, due 07/31/13	100,156
250,000	U.S. Treasury Note, 0.50%, due 08/15/14	251,133
150,000	U.S. Treasury Note, 0.50%, due 10/15/14	150,703
440,000	U.S. Treasury Note, 0.50%, due 07/31/17	437,422
70,000	U.S. Treasury Note, 0.63%, due 01/31/13	70,038
150,000	U.S. Treasury Note, 0.63%, due 05/31/17	150,258
220,000	U.S. Treasury Note, 0.63%, due 08/31/17	219,828
205,000	U.S. Treasury Note, 0.63%, due 11/30/17	204,343
1,000,000	U.S. Treasury Note, 0.75%, due 08/15/13	1,003,906
300,000	U.S. Treasury Note, 0.75%, due 06/15/14	302,379
650,000	U.S. Treasury Note, 0.88%, due 11/30/16	659,293
350,000	U.S. Treasury Note, 0.88%, due 12/31/16	354,867
755,000	U.S. Treasury Note, 0.88%, due 01/31/17	765,146
420,000	U.S. Treasury Note, 0.88%, due 04/30/17	425,217
1,300,000	U.S. Treasury Note, 1.00%, due 07/15/13	1,306,196
125,000	U.S. Treasury Note, 1.00%, due 05/15/14	126,358
385,000	U.S. Treasury Note, 1.00%, due 08/31/16	392,399
150,000	U.S. Treasury Note, 1.00%, due 09/30/16	152,883
375,000	U.S. Treasury Note, 1.00%, due 10/31/16	382,207
300,000	U.S. Treasury Note, 1.00%, due 03/31/17	305,414
300,000	U.S. Treasury Note, 1.25%, due 04/15/14	304,008
200,000	U.S. Treasury Note, 1.25%, due 08/31/15	204,891
150,000	U.S. Treasury Note, 1.38%, due 01/15/13	150,088
1,950,000	U.S. Treasury Note, 1.38%, due 03/15/13	1,955,257
450,000	U.S. Treasury Note, 1.38%, due 11/30/15	463,289
320,000	U.S. Treasury Note, 1.50%, due 06/30/16	331,750
665,000	U.S. Treasury Note, 1.50%, due 07/31/16	689,626
260,000	U.S. Treasury Note, 1.75%, due 04/15/13	261,260
150,000	U.S. Treasury Note, 1.75%, due 07/31/15	155,508
100,000	U.S. Treasury Note, 1.75%, due 05/31/16	104,477
100,000	U.S. Treasury Note, 1.88%, due 02/28/14	101,941
250,000	U.S. Treasury Note, 1.88%, due 06/30/15	259,727
225,000	U.S. Treasury Note, 1.88%, due 10/31/17	237,709
100,000	U.S. Treasury Note, 2.00%, due 01/31/16	104,961
125,000	U.S. Treasury Note, 2.00%, due 04/30/16	131,533
350,000	U.S. Treasury Note, 2.13%, due 11/30/14	362,469
200,000	U.S. Treasury Note, 2.13%, due 12/31/15	210,484
135,000	U.S. Treasury Note, 2.13%, due 02/29/16	142,372
200,000	U.S. Treasury Note, 2.25%, due 01/31/15	208,219
160,000	U.S. Treasury Note, 2.38%, due 08/31/14	165,688
190,000	U.S. Treasury Note, 2.38%, due 03/31/16	202,023
70,000	U.S. Treasury Note, 2.50%, due 04/30/15	73,577
150,000	U.S. Treasury Note, 2.50%, due 06/30/17	162,527
150,000	U.S. Treasury Note, 2.63%, due 07/31/14	155,666
200,000	U.S. Treasury Note, 2.63%, due 04/30/16	214,531
100,000	U.S. Treasury Note, 2.75%, due 05/31/17	109,344
180,000	U.S. Treasury Note, 3.13%, due 10/31/16	197,874
160,000	U.S. Treasury Note, 3.25%, due 12/31/16	177,225

See accompanying Notes to the Schedule of Investments.	131

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2012 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — continued

130,000		U.S. Treasury Note, 4.25%, due 08/15/14	138,440
150,000		U.S. Treasury Note, 4.25%, due 08/15/15	165,293

			23,807,595

		TOTAL DEBT OBLIGATIONS (COST $43,390,936)	43,745,700

		SHORT-TERM INVESTMENTS — 0.4%

		Bank Deposit — 0.4%

198,226		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/13	198,226

		Securities Lending Collateral — 0.0%

15,435		State Street Navigator Securities Lending Prime Portfolio***	15,435

		TOTAL SHORT-TERM INVESTMENTS (COST $213,661)	213,661

		TOTAL INVESTMENTS — 99.8% (Cost $43,604,597)	43,959,361

		Other Assets and Liabilities (net) — 0.2%	79,750

		NET ASSETS — 100.0%	$44,039,111

		Notes to Schedule of Investments:
		FHLMC — Federal Home Loan Mortgage Corporation
		FNMA — Federal National Mortgage Association
		GNMA — Government National Mortgage Association
		REIT — Real Estate Investment Trust
		REMIC — Real Estate Mortgage Investment Conduit
	‡	All or a portion of this security is out on loan.
	***	Represents an investment of securities lending cash collateral.
	¤	Illiquid security. The total market value of the securities at period end is $1 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2012 was $77,673.
	†	Floating rate note. Rate shown is as of December 31, 2012.

		144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $1,507,263 which represents 3.4% of net assets.

132	See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.3
Short-Term Investments	0.5
Other Assets and Liabilities (net)	0.2

100.0%

See accompanying Notes to the Schedule of Investments.	133

Mercer Funds

Notes to Schedule of Investments

December 31, 2012 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following nine series: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), Mercer US Large Cap Value Equity Fund (“Large Cap Value”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Opportunistic Fixed Income Fund (“Core Opportunistic”), Mercer Emerging Markets Equity Fund (“Emerging Markets”), which commenced operations on May 1, 2012, Mercer Global Low Volatility Equity Fund (“Global Low Volatility”), which commenced operations on November 6, 2012 and Mercer US Short Maturity Fixed Income Fund (“Short Maturity”), (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

Each Fund is classified as “diversified” for purposes of the 1940 Act.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Opportunistic	Total return, consisting of both current income and capital appreciation
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global LowVolatility	Long-term total return, which includes capital appreciation and income
Short Maturity	Safety of principal and a moderate level of income

Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2012, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the rate in effect at a uniform time on each business day. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at December 31, 2012, substantially all foreign equity securities held by the Non-US Core Equity, Emerging Markets and Global Low Volatility were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates fair value unless the Board determines that this approach does not represent fair value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Over the counter derivative financial instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of pricing service providers or broker dealer quotations. Depending on the product and the terms of the derivative, the value of the financial derivative contracts is assigned by pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

The Funds follow Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements” (“ASC 820”). Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth and Small/Mid Cap Value each held long-term investments determined using Level 1 inputs, with corresponding major categories as shown in the schedules of investments, and short-term investment positions in a Euro Time Deposit and in State Street Navigator Securities Lending Prime Portfolio, as shown in the schedules of investments, which are determined using Level 2 inputs. Small/Mid Cap Value also held one long-term Level 2 security which had a $0 value.

At December 31, 2012, Short Maturity held all long-term investments and short-term investment positions in a Euro Time Deposit and in State Street Navigator Securities Lending Prime Portfolio, all determined using Level 2 inputs, with corresponding major categories, as shown in the schedule of investments.

The following is a summary of the inputs used as of December 31, 2012 in valuing the assets and liabilities of Non-US Core Equity, Core Opportunistic, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$70,957,198	#	$—	$70,957,198
Austria	—	6,318,096		—	6,318,096
Belgium	—	9,930,594		—	9,930,594
Bermuda	—	17,436,096		—	17,436,096
Brazil	8,689,985	9,612,102		—	18,302,087
Canada	19,342,071	—		—	19,342,071
Cayman Islands	—	15,635,217		—	15,635,217
China	—	3,127,872		—	3,127,872
Denmark	5,815,335	55,630,264		—	61,445,599
Finland	1,978,693	23,343,883		—	25,322,576
France	—	173,548,052		—	173,548,052
Germany	2,241,557	157,436,727		—	159,678,284
Greece	—	2,879,394		—	2,879,394
Hong Kong	—	34,628,562		—	34,628,562
India	—	6,521,461		—	6,521,461

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Indonesia	$—	$10,402,919	$—	$10,402,919
Ireland	—	11,331,177	—	11,331,177
Israel	7,327,378	—	—	7,327,378
Italy	—	62,989,792	—	62,989,792
Japan	1,518,734	444,905,322	—	446,424,056
Luxembourg	—	8,355,659	—	8,355,659
Malaysia	—	2,751,343	—	2,751,343
Malta	—	1,008,677	—	1,008,677
Mauritius	—	1,706,597	—	1,706,597
Mexico	7,345,957	—	—	7,345,957
Netherlands	2,244,348	51,094,501	—	53,338,849
New Zealand	—	3,241,789	—	3,241,789
Norway	—	31,607,029	—	31,607,029
Portugal	—	2,918,394	—	2,918,394
Singapore	—	20,210,017	—	20,210,017
South Africa	—	7,496,671	—	7,496,671
South Korea	—	21,649,884	—	21,649,884
Spain	—	35,809,406	—	35,809,406
Sweden	829,311	75,523,008	—	76,352,319
Switzerland	1,669,330	143,341,634	—	145,010,964
Taiwan	6,268,325	2,046,968	—	8,315,293
Thailand	1,405,852	8,719,190	—	10,125,042
United Kingdom	43,992,265	326,105,393	—	370,097,658

Total Common Stocks	110,669,141	1,860,220,888	—	1,970,890,029

Investment Company
United States	13,893,854	—	—	13,893,854

Total Investment Company	13,893,854	—	—	13,893,854

Preferred Stocks
Brazil	—	2,296,430	—	2,296,430
Germany	—	19,157,441	—	19,157,441

Total Preferred Stocks	—	21,453,871	—	21,453,871

Options Purchased
Call Options	—	83,415	—	83,415
Put Options	—	365,774	—	365,774

Total Options Purchased	—	449,189	—	449,189

Short-Term Investments
Bank Deposit	—	34,057,379	—	34,057,379
Securities Lending Collateral	—	42,305,615	—	42,305,615

Total Short-Term Investments	—	76,362,994	—	76,362,994

Total	$124,562,995	$1,958,486,942	$—	$2,083,049,937

# Includes one security at $0 value as of December 31, 2012.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Core Opportunistic

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$36,636,432	$—		$36,636,432
Bank Loans	—	11,025,286	—		11,025,286
Convertible Debt	—	246,837	—		246,837
Corporate Debt	—	369,212,775	0	*	369,212,775
Mortgage Backed Securities - Private Issuers	—	24,991,148	—		24,991,148
Mortgage Backed Securities - U.S. Government Agency Obligations	—	287,787,089	—		287,787,089
Municipal Obligations	—	52,984,027	—		52,984,027
Sovereign Debt Obligations	—	15,395,923	—		15,395,923
U.S. Government and Agency Obligations	—	252,955,810	—		252,955,810

Total Debt Obligations	—	1,051,235,327	0		1,051,235,327

Common Stocks
Auto Manufacturers	283,879	—	—		283,879
Building Materials	93,857	—	—		93,857
Diversified Financial Services	67,775	—	—		67,775

Total Common Stocks	445,511	—	—		445,511

Preferred Stocks
Banks	735,000	—	—		735,000
Diversified Financial Services	2,479,176	—	—		2,479,176

Total Preferred Stocks	3,214,176	—	—		3,214,176

Warrants
Auto Manufacturers	241,749	—	—		241,749
Media	9,382	—	—		9,382
Oil & Gas Services	2,808	—	—		2,808

Total Warrants	253,939	—	—		253,939

Options Purchased
Call Options	27,281	—	—		27,281
Put Options	—	178,772	—		178,772

Total Options Purchased	27,281	178,772	—		206,053

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Bank Deposit	$—	$68,192,328	$—	$68,192,328
Certificates of Deposit	—	16,964,013	—	16,964,013
Repurchase Agreements	—	73,100,000	—	73,100,000
Securities Lending Collateral	—	13,073,243	—	13,073,243
U.S. Government and Agency Obligations	—	744,838	—	744,838

Total Short-Term Investments	—	172,074,422	—	172,074,422

Forward Foreign Currency Contracts
Buys	—	170,760	—	170,760
Sales	—	30,694	—	30,694

Total Forward Currency Contracts	—	201,454	—	201,454

Futures Contracts
Buys	4,746	—	—	4,746
Sales	339,257	—	—	339,257

Total Futures Contracts	344,003	—	—	344,003

Interest Rate Swaps	—	1,158,566	—	1,158,566
Centrally Cleared Interest Rate Swaps**	—	367,308	—	367,308
Credit Default Swaps	—	70,973	—	70,973

Total Swaps	—	1,596,847	—	1,596,847

Total	$4,284,910	$1,225,286,822	$0	$1,229,571,732

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total TBA Sale Commitments	$—	$(27,784,999)	$—	$(27,784,999)

Forward Foreign Currency Contracts
Sales	—	(907,133)	—	(907,133)

Total Forward Currency Contracts	—	(907,133)	—	(907,133)

Futures Contracts
Buys	(333,052)	—	—	(333,052)
Sales	(26,581)	—	—	(26,581)

Total Futures Contracts	(359,633)	—	—	(359,633)

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options	$—	$(180,645)	$—	$(180,645)
Centrally Cleared Interest Rate Swaps**	—	(119,177)	—	(119,177)
Credit Default Swaps	—	(12,752)	—	(12,752)

Total Swaps	—	(131,929)	—	(131,929)

Total	$(359,633)	$(29,004,706)	$—	$(29,364,339)

*	Includes three securities at $0 value as of December 31, 2012.
**	Centrally cleared swaps are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$439,680	$2,826,390	$—	$3,266,070
Brazil	15,419,868	19,148,239	—	34,568,107
Cayman Islands	2,981,421	13,221,863	—	16,203,284
Chile	2,565,902	5,855,954	—	8,421,856
China	2,583,906	39,316,804	—	41,900,710
Colombia	—	6,611,459	—	6,611,459
Czech Republic	—	1,877,840	—	1,877,840
Hong Kong	5,657,120	15,219,443	—	20,876,563
Hungary	—	338,427	—	338,427
India	14,635,777	41,216,527	—	55,852,304
Indonesia	532,080	11,182,853	—	11,714,933
Malaysia	—	21,078,483	—	21,078,483
Mexico	37,260,658	—	—	37,260,658
Peru	2,488,279	—	—	2,488,279
Philippines	—	4,045,279	—	4,045,279
Poland	—	6,010,533	—	6,010,533
Russia	10,044,854	3,897,450	—	13,942,304
South Africa	508,389	24,743,531	—	25,251,920
South Korea	6,935,271	28,925,538	—	35,860,809
Taiwan	1,985,412	38,493,543	—	40,478,955
Thailand	2,127,077	9,075,005	—	11,202,082
Turkey	—	7,280,216	—	7,280,216
United Kingdom	—	23,680,474	—	23,680,474
United States	2,536,090	—	—	2,536,090

Total Common Stocks	108,701,784	324,045,851	—	432,747,635

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Brazil	$—	$11,929,671	$—	$11,929,671

Total Preferred Stocks	—	11,929,671	—	11,929,671

Rights
Chile	1,126	—	—	1,126

Total Rights	1,126	—	—	1,126

Short-Term Investments
Bank Deposit	—	16,603,446	—	16,603,446
Securities Lending Collateral	—	9,178,351	—	9,178,351

Total Short-Term Investments	—	25,781,797	—	25,781,797

Forward Foreign Currency Contracts
Buys	—	593,105	—	593,105
Sales	—	69,886	—	69,886

Total Forward Currency Contracts	—	662,991	—	662,991

Futures Contracts
Buys	182,008	—	—	182,008
Sales	27,676	—	—	27,676

Total Futures Contracts	209,684	—	—	209,684

Synthetic Futures	—	110,693	—	110,693

Total	$108,912,594	$362,531,003	$—	$471,443,597

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts
Buys	$—	$(239,047)	$—	$(239,047)
Sales	—	(900,751)	—	(900,751)

Total Forward Currency Contracts	—	(1,139,798)	—	(1,139,798)

Futures Contracts
Sales	(3,559)	—	—	(3,559)

Total Futures Contracts	(3,559)	—	—	(3,559)

Synthetic Futures	—	(79)	—	(79)

Total	$(3,559)	$(1,139,877)	$—	$(1,143,436)

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$1,881,606	$—	$1,881,606
Austria	—	546,263	—	546,263
Belgium	—	1,671,592	—	1,671,592
Bermuda	—	934,614	—	934,614
Canada	9,298,929	—	—	9,298,929
Cayman Islands	495,445	—	—	495,445
Denmark	—	2,784,524	—	2,784,524
France	—	7,968,966	—	7,968,966
Germany	—	2,805,589	—	2,805,589
Hong Kong	—	1,282,035	—	1,282,035
Ireland	399,007	471,096	—	870,103
Israel	691,088	359,671	—	1,050,759
Italy	—	160,838	—	160,838
Japan	—	22,756,707	—	22,756,707
Malaysia	—	281,464	—	281,464
Mexico	1,448,038	—	—	1,448,038
Netherlands	—	1,535,505	—	1,535,505
New Zealand	—	581,292	—	581,292
Norway	—	660,600	—	660,600
Portugal	—	290,950	—	290,950
Singapore	—	1,976,144	—	1,976,144
South Africa	790,939	—	—	790,939
South Korea	—	809,710	—	809,710
Spain	—	439,211	—	439,211
Sweden	—	1,100,357	—	1,100,357
Switzerland	—	13,942,706	—	13,942,706
Thailand	—	372,968	—	372,968
United Kingdom	—	14,293,344	—	14,293,344
United States	119,348,552	—	—	119,348,552

Total Common Stocks	132,471,998	79,907,752	—	212,379,750

Investment Company
United States	4,341,868	—	—	4,341,868

Total Investment Company	4,341,868	—	—	4,341,868

Preferred Stock
Germany	—	493,145	—	493,145

Total Preferred Stock	—	493,145	—	493,145

Warrants
United States	125,716	—	—	125,716

Total Warrants	125,716	—	—	125,716

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Bank Deposit	$—	$17,080,912	$—	$17,080,912

Total Short-Term Investments	—	17,080,912	—	17,080,912

Forward Foreign Currency Contracts
Sales	—	436,451	—	436,451

Total Forward Currency Contracts	—	436,451	—	436,451

Total	$136,939,582	$97,918,260	$—	$234,857,842

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts
Sales	$—	$(78,483)	$—	$(78,483)

Total Forward Currency Contracts	—	(78,483)	—	(78,483)

Total	$—	$(78,483)	$—	$(78,483)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Non-US Core Equity	$—	$1,512,816,158	*	$(1,512,816,158	)*	$—

*	Transfers occurred between Level 1 and Level 2 as a result of applying a pricing factor, consistent with the Funds’ valuation and liquidity procedures, to certain foreign equity securities to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

The following table includes a rollforward of the amounts for the period ended December 31, 2012 for financial instruments classified as Level 3:

Core Opportunistic

Investments in Securities	Balance as of March 31, 2012		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3		Net Purchases & Sales	Balance as of December 31, 2012		Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2012
DEBT OBLIGATIONS
Corporate Debt	$24,949	^	$—	$(23,104)	$(1,750	)(1)	$(95)	$0	^^	$(23,104)

Total	$24,949	^	$—	$(23,104)	$(1,750	)(1)	$(95)	$0	^^	$(23,104)

The Funds recognizes transfers between Levels as of the end of the reporting period.

^	Incudes three securities at $0 value as of March 31, 2012.
^^	Includes three securities at $0 value at December 31, 2012.
(1)

A corporate debt classified as Level 3 at March 31, 2012 is now classified as Level 2. The change in level designation is reflective of the utilization during the current period of valuations, provided by a nationally recognized pricing service, that are based on market observable information (i.e. yield curves).

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.

Non-US Core Equity and Emerging Markets held rights during the period as a result of corporate actions. Non-US Core Equity, Core Opportunistic and Global Low Volatility held warrants during the period as a result of corporate actions.

At December 31, 2012 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Small/Mid Cap Value

NUMBER OF CONTRACTS(6)

	Equity Risk	Total
Futures Contracts	26	26

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Options Purchased(1)	$449,189	$—	$449,189

Total Value	$449,189	$—	$449,889

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	534,592	534,592
Warrants	—	233,641	233,641
Options Purchased	1,529,016,998	—	1,529,016,998

Core Opportunistic

ASSET DERIVATIVES

	Interest Rate Risk		Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants(1)	$—		$—	$—	$253,939	$253,939
Options Purchased(1)	—		—	—	206,053	206,053
Forward Foreign Currency Contracts(2)	—		201,454	—	—	201,454
Futures Contracts(3)	344,003		—	—	—	344,003
Swap Contracts(4)	1,525,874	*	—	70,973	—	1,596,847

Total Value	$1,896,877		$201,454	$70,973	$459,992	$2,602,296

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$—	$(907,133)	$—	$—	$(907,133)
Futures Contracts(3)	(359,633)	—	—	—	(359,633)
Options Written(5)	(180,645)	—	—	—	(180,645)
Swap Contracts(4)	(119,177)*	—	(12,752)	—	(131,929)

Total Value	$(659,455)	$(907,133)	$(12,752)	$—	$(1,579,340)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants	—	—	—	15,611	15,611
Options Purchased	5,641,056	—	9,566,280	—	15,207,336
Forward Foreign Currency Contracts	—	(24,029,096)	—	—	(24,029,096)
Futures Contracts	892	—	—	—	892
Options Written	(13,447,056)	—	(24,140,560)	—	(37,587,616)
Swap Contracts	8,873,111	—	81,332,889	—	90,206,000

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Emerging Markets

ASSET DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$—	$1,160	$1,160
Forward Foreign Currency Contracts(2)	—	662,991	—	662,991
Futures Contracts(3)	202,566	—	—	202,566
Swap Contracts(4)	—	—	110,693	110,693

Total Value	$202,566	$662,991	$111,853	$977,410

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$—	$(1,139,798)	$—	$(1,139,798)
Futures Contracts(3)	—	—	(3,599)	(3,599)
Swap Contracts(4)	—	—	(79)	(79)

Total Value	$—	$(1,139,798)	$(3,678)	$(1,143,476)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Rights	—	—	141,478	141,478
Warrants	—	—	811,668	811,668
Forward Foreign Currency Contracts	—	8,596,657	—	8,596,657
Futures Contracts	817	—	—	817
Swap Contracts	—	—	2,184	2,184

Global Low Volatility

ASSET DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Warrants(1)	$—	$—	$125,716	$125,716
Forward Foreign Currency Contracts(2)	—	436,451	—	436,451

Total Value	$—	$436,451	$125,716	$562,167

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$—	$(78,483)	$—	$(78,483)

Total Value	$—	$(78,483)	$—	$(78,483)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Warrants	—	—	9,800	9,800
Forward Foreign Currency Contracts	—	(8,596,733)	—	(8,596,733)

*	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation in the Schedule of Investments.
(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Foreign Currency Contracts table within the Schedule of Investments.
(3)	As shown in the Futures Contracts table within the Schedule of Investments.
(4)	As shown in the Interest Rate Swaps, Credit Default Swaps, Centrally Cleared Interest Rate Swaps and Synthetic Futures tables within the Schedule of Investments.
(5)	As shown in the Written Options table within the Schedule of Investments.
(6)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended December 31, 2012.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivatives and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments with embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

The following is a summary of open credit default swaps positions held in Core Opportunistic at December 31, 2012:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments by the Fund Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
1,800,000	USD	12/20/2017	JPMorgan Chase Bank	Buy	$1,800,000	(5.00%)	CDX.NA.HY.19	$(620)	$(8,495)
4,400,000	USD	03/20/2021	Goldman Sachs International	Sell	4,400,000	1.60%	State of Connecticut (Moody’s Rating: Aa2; S&P Rating: AA)	50,666	50,666
900,000	USD	03/20/2016	Deutsche Bank AG	Buy	900,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(34,247)	7,947
1,400,000	USD	03/20/2016	Morgan Stanley Capital Services, Inc.	Buy	1,400,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(54,734)	12,360
400,000	USD	12/20/2015	Deutsche Bank AG	Buy	400,000	(1.00%)	Starwood Hotels and Resorts, 6.75%, 05/15/18	(33,061)	(4,257)

					$8,900,000			$(71,996)	$58,221

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified broker-dealers and financial institutions that post appropriate collateral. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2012 were as follows:

	Market Value of Loaned Securities	Value of Collateral
Large Cap Growth	$10,307,983	$10,381,921
Large Cap Value	11,319,891	10,984,086
Small/Mid Cap Growth	34,757,004	34,645,053
Small/Mid Cap Value	10,080,136	10,256,552
Non-US Core	40,624,075	42,305,615
Core Opportunistic	12,794,975	13,073,243
Emerging Markets	9,044,683	9,178,351
Short Maturity	15,122	15,435

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of December 31, 2012.

(f)  Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse,

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December 31, 2012 (Unaudited)

thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended December 31, 2012, Core Opportunistic used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. Emerging Markets used swap agreements to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Core Opportunistic and Emerging Markets Schedule of Investments for a listing of open swap agreements as of December 31, 2012.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

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December 31, 2012 (Unaudited)

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

During the period ended December 31, 2012, Small/Mid Cap Value used futures to equitize cash. Core Opportunistic used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Small/Mid Cap Value, Core Opportunistic and Emerging Markets Schedules of Investments for a listing of open futures contracts as of December 31, 2012.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount

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Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

During the period ended December 31, 2012, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Opportunistic used options to manage interest rate and volatility exposure.

See the Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of options contracts as of December 31, 2012.

Transactions in written option contracts for Core Opportunistic for the period ended December 31, 2012, is as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2012	20,591,058	$402,233
Options written	82,261,780	737,868
Options terminated in closing purchase transactions	(51,617,413)	(666,482)
Options expired	(39,135,425)	(252,479)

Options outstanding at December 31, 2012	12,100,000	$221,140

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended December 31, 2012, Core Opportunistic used forward foreign currency contracts to hedge, cross-hedge or to actively manage non-US Dollar exposures in the Fund. Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or actively manage the currency exposures in the Funds. See the Core Opportunistic, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open forward foreign currency contracts as of December 31, 2012.

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December 31, 2012 (Unaudited)

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of December 31, 2012.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of December 31, 2012.

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of December 31, 2012.

(n)  Bank loans

Core Opportunistic invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. See the Core Opportunistic Schedule of Investments for open bank loans held as of December 31, 2012.

(o)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for indexed securities held as of December 31, 2012.

(p)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

(q)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

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Notes to Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

3.	Federal income taxes

As of December 31, 2012, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$366,066,508	$71,107,760	$(4,653,807)	$66,453,953
Large Cap Value	392,304,378	53,402,906	(7,370,615)	46,032,291
Small/Mid Cap Growth	377,300,937	45,804,844	(13,201,559)	32,603,285
Small/Mid Cap Value	353,535,649	39,778,271	(8,855,855)	30,922,416
Non-US Core Equity	1,924,865,463	212,173,787	(53,989,313)	158,184,474
Core Opportunistic	1,179,494,301	54,519,143	(6,584,016)	47,935,127
Emerging Markets	444,059,058	29,965,680	(3,564,509)	26,401,171
Global Low Volatility	229,708,210	7,179,631	(2,466,450)	4,713,181
Short Maturity	43,625,865	519,246	(185,750)	333,496

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to December 31, 2012 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds

By:	/s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date:	February 22, 2013

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date:	February 22, 2013

By:	/s/ Richard S. Joseph
Richard S. Joseph Vice President, Treasurer and Principal Accounting Officer (Principal Financial Officer)

Date:	February 22, 2013